UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)

Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
September 30, 2025
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC SMID Cap Growth Fund
Class A / TMCAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class A/TMCAX)	$50	1.07%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	-14.83%	11.02%	7.53%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-9.62%	12.34%	8.18%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMA-SAR-03-25
RBC SMID Cap Growth Fund — Class A
RBC SMID Cap Growth Fund
Class I / TMCIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class I/TMCIX)	$38	0.82%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	-9.36%	12.62%	8.45%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMI-SAR-03-25
RBC SMID Cap Growth Fund — Class I
RBC SMID Cap Growth Fund
Class R6 / RSMRX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$36	0.77%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	-9.37%	12.67%	8.51%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 1, 1994) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMR-SAR-03-25
RBC SMID Cap Growth Fund — Class R6
RBC Small Cap Value Fund
Class A / RBVAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class A/RBVAX)	$52	1.10%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)	-14.61%	11.51%(a)	4.61%(a)
RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load	-9.39%	12.84%(a)	5.23%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%
(a)
The Fund's Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SVA-SAR-03-25
RBC Small Cap Value Fund — Class A
RBC Small Cap Value Fund
Class I / RSVIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class I/RSVIX)	$40	0.85%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 100,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class I/RSVIX)	-9.17%	13.00%	5.39%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SVI-SAR-03-25
RBC Small Cap Value Fund — Class I
RBC Small Cap Value Fund
Class R6 / RRSVX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class R6/RRSVX)	$38	0.80%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class R6/RRSVX)	-9.19%	13.19%	5.51%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SVR-SAR-03-25
RBC Small Cap Value Fund — Class R6
RBC Small Cap Core Fund
Class A / TEEAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class A/TEEAX)	$52	1.10%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)	-15.64%	13.63%	3.67%
RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load	-10.46%	14.98%	4.28%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SCA-SAR-03-25
RBC Small Cap Core Fund — Class A
RBC Small Cap Core Fund
Class I / RCSIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class I/RCSIX)	$40	0.85%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class I/RCSIX)	-10.26%	15.28%	4.55%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SCI-SAR-03-25
RBC Small Cap Core Fund — Class I
RBC Small Cap Core Fund
Class R6 / RBRCX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class R6/RBRCX)	$39	0.82%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class R6/RBRCX)	-10.23%	15.32%	4.57%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on August 5, 1991 as Class S shares) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SCR-SAR-03-25
RBC Small Cap Core Fund — Class R6
RBC Microcap Value Fund
Class A / TMVAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Microcap Value Fund (Class A/TMVAX)	$64	1.32%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Enova International Inc. provided the largest stock-specific contributions to absolute performance during the period.
Stock Selection	Negative	Positions in Olympic Steel Inc., Beazer Homes USA Inc., and North American Construction Group Ltd detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)	-4.59%	16.26%	5.63%
RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load	1.23%	17.65%	6.26%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Value Index (Strategy Benchmark)	-7.59%	14.27%	5.95%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,646,589
Total number of portfolio holdings	484
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
MVA-SAR-03-25
RBC Microcap Value Fund — Class A
RBC Microcap Value Fund
Class I / RMVIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Microcap Value Fund (Class I/RMVIX)	$52	1.07%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Enova International Inc. provided the largest stock-specific contributions to absolute performance during the period.
Stock Selection	Negative	Positions in Olympic Steel Inc., Beazer Homes USA Inc., and North American Construction Group Ltd detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class I/RMVIX)	1.48%	17.95%	6.52%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Value Index (Strategy Benchmark)	-7.59%	14.27%	5.95%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,646,589
Total number of portfolio holdings	484
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
MVI-SAR-03-25
RBC Microcap Value Fund — Class I
RBC Enterprise Fund
Class A / TETAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Enterprise Fund (Class A/TETAX)	$62	1.33%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Esquire Financial Holdings Inc., and Stock Yards Bancorp Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Par Pacific Holdings Inc., Cohu Inc., and Maravai LifeSciences Holdings Inc. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)	-18.34%	11.46%	3.58%
RBC Enterprise Fund (Class A/TETAX) — excluding sales load	-13.34%	12.78%	4.20%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Index (Strategy Benchmark)	-7.01%	12.01%	4.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,501,926
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ENA-SAR-03-25
RBC Enterprise Fund — Class A
RBC Enterprise Fund
Class I / TETIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Enterprise Fund (Class I/TETIX)	$50	1.08%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Esquire Financial Holdings Inc., and Stock Yards Bancorp Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Par Pacific Holdings Inc., Cohu Inc., and Maravai LifeSciences Holdings Inc. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class I/TETIX)	-13.11%	13.08%	4.46%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Index (Strategy Benchmark)	-7.01%	12.01%	4.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,501,926
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ENI-SAR-03-25
RBC Enterprise Fund — Class I
RBC BlueBay Strategic Income Fund
Class A / RBIAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$44	0.87%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	3.00%	4.10%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	7.59%	5.42%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSIA-SAR-03-25
RBC BlueBay Strategic Income Fund — Class A
RBC BlueBay Strategic Income Fund
Class I / RBSIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$31	0.62%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	7.98%	5.70%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSII-SAR-03-25
RBC BlueBay Strategic Income Fund — Class I
RBC BlueBay Strategic Income Fund
Class R6 / RBSRX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$29	0.57%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	7.94%	5.75%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSIR-SAR-03-25
RBC BlueBay Strategic Income Fund — Class R6
RBC BlueBay Impact Bond Fund
Class A / RIBAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$35	0.70%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	0.66%	-1.54%	0.25%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	4.54%	-0.79%	0.78%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMA-SAR-03-25
RBC BlueBay Impact Bond Fund — Class A
RBC BlueBay Impact Bond Fund
Class I / RIBIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$22	0.45%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	4.91%	-0.47%	1.08%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMI-SAR-03-25
RBC BlueBay Impact Bond Fund — Class I
RBC BlueBay Impact Bond Fund
Class R6 / RIBRX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$20	0.40%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.
Fund Performance
Growth of $ 10,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	4.85%	-0.47%	1.12%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMR-SAR-03-25
RBC BlueBay Impact Bond Fund — Class R6
RBC BlueBay Impact Bond Fund
Class Y / RIBYX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$20	0.40%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.
Fund Performance
Growth of $ 5,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	4.96%	-0.93%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.80%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMY-SAR-03-25
RBC BlueBay Impact Bond Fund — Class Y
RBC BlueBay High Yield Bond Fund
Class A / RHYAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$41	0.82%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Negative	Credit selection dragged on Fund performance for the period, particularly within the Telecommunications sector.
Issuer Specific	Negative	Not owning issuer Bausch Health hurt performance as this issuer performed well over the period.
Credit Allocation	Positive	Overweight allocations to the Banking and Telecommunications sectors helped limit underperformance and positively contributed over the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	1.99%	5.48%	4.50%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	6.52%	6.39%	4.96%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US High Yield Index (Strategy Benchmark)	7.60%	7.21%	4.92%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$864,765,400
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BHYA-SAR-03-25
RBC BlueBay High Yield Bond Fund — Class A
RBC BlueBay High Yield Bond Fund
Class I / RGHYX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$29	0.57%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Negative	Credit selection dragged on Fund performance for the period, particularly within the Telecommunications sector.
Issuer Specific	Negative	Not owning issuer Bausch Health hurt performance as this issuer performed well over the period.
Credit Allocation	Positive	Overweight allocations to the Banking and Telecommunications sectors helped limit underperformance and positively contributed over the period.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	6.81%	6.65%	5.24%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US High Yield Index (Strategy Benchmark)	7.60%	7.21%	4.92%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$864,765,400
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BHYI-SAR-03-25
RBC BlueBay High Yield Bond Fund — Class I
RBC BlueBay Emerging Market Debt Fund
Class A / RESAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$52	1.04%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	2.53%	4.77%	2.54%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	7.06%	5.69%	2.98%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMA-SAR-03-25
RBC BlueBay Emerging Market Debt Fund — Class A
RBC BlueBay Emerging Market Debt Fund
Class I / RBESX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$39	0.78%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	6.88%	5.89%	3.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMI-SAR-03-25
RBC BlueBay Emerging Market Debt Fund — Class I
RBC BlueBay Emerging Market Debt Fund
Class R6 / RBERX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$37	0.73%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	7.00%	5.94%	3.27%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMR-SAR-03-25
RBC BlueBay Emerging Market Debt Fund — Class R6
RBC BlueBay Core Plus Bond Fund
Class A / RCPAX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$35	0.69%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	2.91%	-0.78%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	7.48%	0.48%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPA-SAR-03-25
RBC BlueBay Core Plus Bond Fund — Class A
RBC BlueBay Core Plus Bond Fund
Class I / RCPIX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$22	0.44%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	7.77%	0.74%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPI-SAR-03-25
RBC BlueBay Core Plus Bond Fund — Class I
RBC BlueBay Core Plus Bond Fund
Class R6 / RCPRX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$20	0.39%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	7.72%	0.76%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPR-SAR-03-25
RBC BlueBay Core Plus Bond Fund — Class R6
RBC BlueBay Access Capital Community Investment Fund
Class A / ACASX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$39	0.79%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	0.83%	-1.80%	0.06%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	4.69%	-1.04%	0.45%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACA-SAR-03-25
RBC BlueBay Access Capital Community Investment Fund — Class A
RBC BlueBay Access Capital Community Investment Fund
Class I / ACCSX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$22	0.44%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	5.02%	-0.68%	0.81%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACI-SAR-03-25
RBC BlueBay Access Capital Community Investment Fund — Class I
RBC BlueBay Access Capital Community Investment Fund
Class IS / ACATX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$19	0.39%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 2,500 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	5.21%	-0.61%	0.92%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%
(a)
The Fund's Class IS shares commenced operations on March 11, 2019. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 23, 1998) and has been adjusted to reflect the fees and expenses of Class IS.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACIS-SAR-03-25
RBC BlueBay Access Capital Community Investment Fund — Class IS
RBC BlueBay U.S. Government Money Market Fund
Class A / RGMXX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$13	0.25%
[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMMA-SAR-03-25
RBC BlueBay U.S. Government Money Market Fund — Class A
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 1 / TUGXX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$6	0.12%
[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMM1-SAR-03-25
RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 2 / TIMXX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$14	0.27%
[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMM2-SAR-03-25
RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2
RBC BlueBay U.S. Government Money Market Fund
Investor Class / TUIXX
Semi-annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$50	1.00%
[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMMI-SAR-03-25
RBC BlueBay U.S. Government Money Market Fund — Investor Class

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Important Information For the six months ended March 31, 2025 RBC BlueBay Access Capital Community Investment Fund RBC BlueBay Impact Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund

March 31, 2025 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 99.5%
Fannie Mae — 63.4%
$7,080,000	4.66%, 12/31/49(a)	$7,122,591
20,900,000	(TBA), 2.50%, 4/1/55	17,383,199
45,500,000	(TBA), 2.00%, 4/1/55	36,182,146
40,594	Pool #258022, 5.50%, 5/1/34	41,759
36,765	Pool #258070, 5.00%, 6/1/34	37,006
40,888	Pool #258157, 5.00%, 8/1/34	41,157
63,392	Pool #258251, 5.50%, 1/1/35	65,215
74,931	Pool #258305, 5.00%, 3/1/35	75,597
45,040	Pool #258394, 5.00%, 5/1/35	45,436
33,544	Pool #258410, 5.00%, 4/1/35	33,839
71,247	Pool #258450, 5.50%, 8/1/35	73,341
121,858	Pool #258627, 5.50%, 2/1/36	125,442
16,522	Pool #258737, 5.50%, 12/1/35	17,010
16,646	Pool #259378, 6.00%, 12/1/31	17,121
11,745	Pool #259393, 6.00%, 1/1/32	12,080
26,865	Pool #259590, 5.50%, 11/1/32	27,448
59,753	Pool #259611, 5.50%, 11/1/32	61,048
20,986	Pool #259671, 5.50%, 2/1/33	21,441
50,557	Pool #259686, 5.50%, 3/1/33	51,774
39,145	Pool #259761, 5.00%, 6/1/33	39,309
55,720	Pool #259777, 5.00%, 7/1/33	55,954
32,309	Pool #259789, 5.00%, 7/1/33	32,444
33,099	Pool #259830, 5.00%, 8/1/33	33,238
21,608	Pool #259848, 5.00%, 9/1/33	21,699
47,396	Pool #259867, 5.50%, 10/1/33	48,535
26,571	Pool #259869, 5.50%, 10/1/33	27,209
23,425	Pool #259998, 5.00%, 3/1/34	23,579
241,502	Pool #470828, 3.53%, 3/1/32	230,052
19,202	Pool #579402, 6.50%, 4/1/31	20,003
17,582	Pool #583728, 6.50%, 6/1/31	18,316
6,706	Pool #590931, 6.50%, 7/1/31	6,960
25,936	Pool #607611, 6.50%, 11/1/31	27,018
24,457	Pool #644437, 6.50%, 6/1/32	25,514
512,404	Pool #663159, 5.00%, 7/1/32	515,308
23,342	Pool #670278, 5.50%, 11/1/32	23,848
3,600	Pool #676702, 5.50%, 11/1/32	3,679
32,919	Pool #677591, 5.50%, 12/1/32	33,633
2,764	Pool #681883, 6.00%, 3/1/33	2,864
134,596	Pool #695961, 5.50%, 1/1/33	137,518
84,767	Pool #696407, 5.50%, 4/1/33	86,803
227,853	Pool #702478, 5.50%, 6/1/33	233,335
72,603	Pool #702479, 5.00%, 6/1/33	72,906
25,557	Pool #723066, 5.00%, 4/1/33	25,664
108,079	Pool #723067, 5.50%, 5/1/33	110,679
97,773	Pool #723070, 4.50%, 5/1/33	97,700

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$157,031	Pool #727311, 4.50%, 9/1/33	$156,915
86,146	Pool #727312, 5.00%, 9/1/33	86,507
43,876	Pool #727315, 6.00%, 10/1/33	45,475
25,544	Pool #738589, 5.00%, 9/1/33	25,651
31,667	Pool #739269, 5.00%, 9/1/33	31,800
52,899	Pool #748041, 4.50%, 10/1/33	52,860
58,552	Pool #749891, 5.00%, 9/1/33	58,797
34,668	Pool #753533, 5.00%, 11/1/33	34,813
27,799	Pool #755679, 6.00%, 1/1/34	28,806
256,947	Pool #777621, 5.00%, 2/1/34	258,027
56,905	Pool #781741, 6.00%, 9/1/34	59,200
29,727	Pool #781959, 5.50%, 6/1/34	30,580
16,693	Pool #783893, 5.50%, 12/1/34	17,174
51,076	Pool #783929, 5.50%, 10/1/34	52,546
42,211	Pool #799548, 6.00%, 9/1/34	43,904
473,889	Pool #806754, 4.50%, 9/1/34	473,514
198,846	Pool #806757, 6.00%, 9/1/34	206,767
228,386	Pool #806761, 5.50%, 9/1/34	234,972
80,075	Pool #808205, 5.00%, 1/1/35	80,604
137,003	Pool #815009, 5.00%, 4/1/35	138,224
36,368	Pool #820336, 5.00%, 9/1/35	36,688
73,183	Pool #822008, 5.00%, 5/1/35	73,834
110,881	Pool #829276, 5.00%, 8/1/35	111,870
72,836	Pool #829649, 5.50%, 3/1/35	74,931
4,432	Pool #844361, 5.50%, 11/1/35	4,562
20,715	Pool #845245, 5.50%, 11/1/35	21,320
14,758	Pool #866969, 6.00%, 2/1/36	15,409
59,959	Pool #884693, 5.50%, 4/1/36	61,747
155,555	Pool #885724, 5.50%, 6/1/36	160,194
54,436	Pool #919368, 5.50%, 4/1/37	56,027
216,372	Pool #922582, 6.00%, 12/1/36	226,652
78,951	Pool #934941, 5.00%, 8/1/39	79,563
239,141	Pool #934942, 5.00%, 9/1/39	240,987
158,979	Pool #948600, 6.00%, 8/1/37	166,910
57,063	Pool #952678, 6.50%, 8/1/37	60,795
77,246	Pool #986239, 6.00%, 7/1/38	81,100
99,173	Pool #986957, 5.50%, 7/1/38	102,236
132,311	Pool #990617, 5.50%, 9/1/38	136,400
125,231	Pool #AA0645, 4.50%, 3/1/39	124,004
109,891	Pool #AA3207, 4.50%, 3/1/39	108,816
85,845	Pool #AA7042, 4.50%, 6/1/39	85,004
210,465	Pool #AA7658, 4.00%, 6/1/39	202,604
560,168	Pool #AB7798, 3.00%, 1/1/43	508,785
760,806	Pool #AB9204, 3.00%, 4/1/43	689,333
58,286	Pool #AC1463, 5.00%, 8/1/39	58,738
213,301	Pool #AC2109, 4.50%, 7/1/39	211,212
215,165	Pool #AC4395, 5.00%, 9/1/39	216,834
80,698	Pool #AC5329, 5.00%, 10/1/39	81,324

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$164,523	Pool #AC6305, 5.00%, 11/1/39	$165,793
115,943	Pool #AC6307, 5.00%, 12/1/39	116,841
182,892	Pool #AC6790, 5.00%, 12/1/39	184,303
257,765	Pool #AC7199, 5.00%, 12/1/39	259,733
242,110	Pool #AD1470, 5.00%, 2/1/40	243,661
485,606	Pool #AD1471, 4.50%, 2/1/40	480,845
344,039	Pool #AD1585, 4.50%, 2/1/40	340,666
288,285	Pool #AD1586, 5.00%, 1/1/40	290,517
184,294	Pool #AD1638, 4.50%, 2/1/40	182,229
117,697	Pool #AD1640, 4.50%, 3/1/40	116,378
460,885	Pool #AD1942, 4.50%, 1/1/40	456,366
135,476	Pool #AD1988, 4.50%, 2/1/40	134,148
150,146	Pool #AD2896, 5.00%, 3/1/40	151,319
7,614	Pool #AD4456, 4.50%, 4/1/40	7,529
291,483	Pool #AD4458, 4.50%, 4/1/40	288,217
158,466	Pool #AD4940, 4.50%, 6/1/40	156,693
56,220	Pool #AD4946, 4.50%, 6/1/40	55,591
99,785	Pool #AD5728, 5.00%, 4/1/40	100,564
44,311	Pool #AD7242, 4.50%, 7/1/40	43,815
76,121	Pool #AD7256, 4.50%, 7/1/40	75,268
203,213	Pool #AD7271, 4.50%, 7/1/40	200,932
220,400	Pool #AD7272, 4.50%, 7/1/40	217,930
74,033	Pool #AD8960, 5.00%, 6/1/40	74,838
276,678	Pool #AD9614, 4.50%, 8/1/40	273,577
600,669	Pool #AE2012, 4.00%, 9/1/40	578,254
98,487	Pool #AE2023, 4.00%, 9/1/40	94,817
154,525	Pool #AE5432, 4.00%, 10/1/40	148,759
277,469	Pool #AE5435, 4.50%, 9/1/40	274,377
105,161	Pool #AE5806, 4.50%, 9/1/40	103,985
245,840	Pool #AE5861, 4.00%, 10/1/40	236,666
109,497	Pool #AE5862, 4.00%, 10/1/40	105,418
228,330	Pool #AE6850, 4.00%, 10/1/40	219,809
128,649	Pool #AE7699, 4.00%, 11/1/40	123,849
346,470	Pool #AE7703, 4.00%, 10/1/40	333,544
105,885	Pool #AH0300, 4.00%, 11/1/40	101,940
91,723	Pool #AH0301, 3.50%, 11/1/40	85,608
100,116	Pool #AH0306, 4.00%, 12/1/40	96,385
308,721	Pool #AH0508, 4.00%, 11/1/40	297,201
402,504	Pool #AH0537, 4.00%, 12/1/40	387,507
461,014	Pool #AH0914, 4.50%, 11/1/40	455,847
225,002	Pool #AH0917, 4.00%, 12/1/40	216,606
183,320	Pool #AH1077, 4.00%, 1/1/41	176,484
164,512	Pool #AH2973, 4.00%, 12/1/40	158,381
194,401	Pool #AH2980, 4.00%, 1/1/41	187,158
484,470	Pool #AH5656, 4.00%, 1/1/41	466,419
284,641	Pool #AH5658, 4.00%, 2/1/41	274,020
182,804	Pool #AH5662, 4.00%, 2/1/41	175,992

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$30,372	Pool #AH5882, 4.00%, 2/1/26	$30,186
136,566	Pool #AH6764, 4.00%, 3/1/41	131,470
391,442	Pool #AH6768, 4.00%, 3/1/41	376,260
266,203	Pool #AH7281, 4.00%, 3/1/41	255,878
95,811	Pool #AH7526, 4.50%, 3/1/41	94,682
257,923	Pool #AH7537, 4.00%, 3/1/41	247,920
122,607	Pool #AH8878, 4.50%, 4/1/41	121,160
61,093	Pool #AH8885, 4.50%, 4/1/41	60,373
16,426	Pool #AH9050, 3.50%, 2/1/26	16,299
306,185	Pool #AI0114, 4.00%, 3/1/41	294,311
214,355	Pool #AI1846, 4.50%, 5/1/41	211,826
243,121	Pool #AI1847, 4.50%, 5/1/41	240,255
346,026	Pool #AI1848, 4.50%, 5/1/41	341,944
251,412	Pool #AI1849, 4.50%, 5/1/41	248,454
151,598	Pool #AJ0651, 4.00%, 8/1/41	145,729
500,095	Pool #AJ9133, 4.00%, 1/1/42	480,700
182,928	Pool #AK6715, 3.50%, 3/1/42	170,519
304,449	Pool #AK6716, 3.50%, 3/1/42	283,796
147,780	Pool #AK6718, 3.50%, 2/1/42	137,749
204,659	Pool #AM6907, 3.68%, 10/1/32	193,571
350,000	Pool #AN0360, 3.95%, 12/1/45	296,588
830,355	Pool #AN2066, 2.75%, 7/1/26	813,012
845,471	Pool #AN2746, 2.30%, 9/1/26	821,600
764,072	Pool #AN5053, 3.34%, 4/1/27	750,408
188,324	Pool #AN6580, 3.36%, 9/1/29	181,125
861,002	Pool #AN7154, 3.21%, 10/1/32	798,304
1,959,459	Pool #AN8055, 3.05%, 1/1/30	1,853,205
1,477,669	Pool #AN8121, 3.16%, 1/1/35	1,307,375
482,533	Pool #AN8915, 3.48%, 4/1/30	463,593
165,756	Pool #AO2923, 3.50%, 5/1/42	154,520
513,903	Pool #AO8029, 3.50%, 7/1/42	479,040
115,860	Pool #AP7483, 3.50%, 9/1/42	108,000
74,418	Pool #AQ6710, 2.50%, 10/1/27	72,802
535,146	Pool #AQ7193, 3.50%, 7/1/43	497,999
103,372	Pool #AR6928, 3.00%, 3/1/43	93,668
717,587	Pool #AS3494, 4.00%, 10/1/44	683,654
171,876	Pool #AS3929, 4.00%, 12/1/44	163,749
207,267	Pool #AS4070, 4.00%, 12/1/44	196,491
135,746	Pool #AS4390, 3.50%, 2/1/45	125,502
156,627	Pool #AS4732, 3.50%, 4/1/45	144,504
451,253	Pool #AS4905, 3.50%, 4/1/45	416,276
697,768	Pool #AS5341, 3.50%, 7/1/45	643,755
231,718	Pool #AS5576, 4.00%, 8/1/45	220,265
378,735	Pool #AS5919, 3.50%, 9/1/45	349,840
199,659	Pool #AS6303, 4.00%, 11/1/45	189,788
548,597	Pool #AS6778, 3.50%, 3/1/46	504,602
245,976	Pool #AS6958, 3.50%, 4/1/46	226,548
684,337	Pool #AS7138, 3.50%, 5/1/46	627,516

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$355,113	Pool #AS7139, 3.50%, 5/1/46	$325,628
645,547	Pool #AS7334, 3.00%, 6/1/46	573,213
676,103	Pool #AS7335, 3.00%, 5/1/46	600,243
303,643	Pool #AS7336, 3.00%, 6/1/46	265,329
1,153,021	Pool #AS7504, 3.00%, 7/1/46	1,023,649
418,257	Pool #AS7516, 3.00%, 7/1/46	371,327
274,579	Pool #AS7517, 3.00%, 6/1/46	244,452
113,065	Pool #AS7518, 3.00%, 7/1/46	100,786
140,518	Pool #AS7674, 3.00%, 8/1/46	124,752
917,143	Pool #AS7676, 3.00%, 8/1/46	814,237
219,732	Pool #AS8289, 3.00%, 10/1/46	195,077
698,612	Pool #AS8633, 3.50%, 1/1/47	640,606
285,327	Pool #AS8776, 3.50%, 2/1/47	261,636
316,708	Pool #AS9381, 4.00%, 4/1/47	299,366
150,250	Pool #AS9549, 4.00%, 5/1/47	142,172
366,337	Pool #AS9550, 4.00%, 5/1/47	346,260
178,645	Pool #AS9825, 4.00%, 6/1/47	168,863
393,471	Pool #AT2688, 3.00%, 5/1/43	356,521
142,548	Pool #AT3963, 2.50%, 3/1/28	139,123
50,650	Pool #AT7873, 2.50%, 6/1/28	49,475
24,787	Pool #AU0971, 3.50%, 8/1/43	23,067
334,451	Pool #AU2165, 3.50%, 7/1/43	311,235
302,539	Pool #AU2188, 3.50%, 8/1/43	281,538
236,260	Pool #AU7003, 4.00%, 11/1/43	225,811
162,382	Pool #AU7005, 4.00%, 11/1/43	155,191
108,685	Pool #AV0679, 4.00%, 12/1/43	103,879
238,175	Pool #AV9282, 4.00%, 2/1/44	226,909
121,900	Pool #AW1565, 4.00%, 4/1/44	116,138
511,634	Pool #AW5046, 4.00%, 7/1/44	487,433
73,936	Pool #AW5047, 4.00%, 7/1/44	70,495
96,481	Pool #AW7040, 4.00%, 6/1/44	91,920
617,317	Pool #AX2884, 3.50%, 11/1/44	565,528
424,834	Pool #AX4860, 3.50%, 12/1/44	392,887
517,314	Pool #AY1389, 3.50%, 4/1/45	477,269
65,269	Pool #AY3435, 3.50%, 5/1/45	60,725
324,617	Pool #AY5571, 3.50%, 6/1/45	299,489
245,708	Pool #BC0802, 3.50%, 4/1/46	226,003
183,484	Pool #BC0804, 3.50%, 4/1/46	168,250
335,865	Pool #BC1135, 3.00%, 6/1/46	298,617
645,154	Pool #BD5021, 3.50%, 2/1/47	591,376
871,647	Pool #BD7140, 4.00%, 4/1/47	823,878
804,004	Pool #BE4232, 3.00%, 12/1/46	713,793
165,636	Pool #BE9743, 3.50%, 4/1/47	151,913
451,979	Pool #BH2665, 3.50%, 9/1/47	414,258
98,788	Pool #BH4659, 4.00%, 6/1/47	93,836
246,656	Pool #BJ0657, 4.00%, 2/1/48	233,035
248,092	Pool #BJ2670, 4.00%, 4/1/48	234,372

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$707,528	Pool #BJ5158, 4.00%, 4/1/48	$668,400
283,634	Pool #BK7685, 4.00%, 10/1/48	267,948
403,228	Pool #BK7924, 4.00%, 11/1/48	381,307
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,884,966
438,220	Pool #BL5454, 2.77%, 1/1/35	383,462
96,575	Pool #BO1263, 3.50%, 6/1/49	88,654
417,943	Pool #BO3599, 3.00%, 9/1/49	367,118
539,169	Pool #BO5263, 3.00%, 9/1/49	473,602
2,130,414	Pool #BO6771, 2.50%, 5/1/51	1,781,972
480,452	Pool #BP3417, 2.50%, 5/1/51	401,722
530,435	Pool #BP8731, 2.50%, 6/1/50	448,258
843,072	Pool #BP8741, 2.50%, 6/1/50	707,697
1,471,410	Pool #BQ4469, 2.00%, 2/1/51	1,179,746
461,338	Pool #BQ4493, 1.50%, 2/1/51	349,401
917,879	Pool #BQ7523, 2.00%, 11/1/50	736,791
661,081	Pool #BQ7524, 2.50%, 10/1/50	557,843
4,000,002	Pool #BR0940, 2.00%, 4/1/51	3,202,065
778,362	Pool #BR1037, 2.50%, 5/1/51	651,056
1,846,633	Pool #BR1113, 2.00%, 11/1/50	1,481,739
772,605	Pool #BR1114, 1.50%, 11/1/50	585,264
266,440	Pool #BR1115, 2.50%, 12/1/50	223,244
1,100,237	Pool #BR2051, 2.50%, 6/1/51	919,945
2,437,986	Pool #BR2234, 2.50%, 8/1/51	2,036,969
869,014	Pool #BR3565, 2.00%, 1/1/51	697,027
729,667	Pool #BR3566, 2.50%, 12/1/50	615,265
209,264	Pool #BR7088, 2.00%, 3/1/51	167,584
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,761,322
998,115	Pool #BS0345, 1.61%, 1/1/36	776,511
2,710,488	Pool #BS0391, 1.63%, 1/1/33	2,239,800
500,000	Pool #BS0915, 1.62%, 3/1/31	418,507
1,000,000	Pool #BS1281, 1.59%, 3/1/31	852,159
182,760	Pool #BS1326, 1.19%, 3/1/26	177,343
1,828,515	Pool #BS1482, 1.61%, 3/1/31	1,581,136
700,000	Pool #BS1524, 2.01%, 3/1/33	591,439
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,307,223
946,749	Pool #BS4422, 2.59%, 3/1/32	848,163
1,000,000	Pool #BS5203, 2.41%, 4/1/32	883,828
235,288	Pool #BS5840, 3.78%, 7/1/32	220,225
669,000	Pool #BS6083, 4.38%, 7/1/32	658,118
400,000	Pool #BS6178, 3.41%, 7/1/29	382,882
884,000	Pool #BS8032, 5.00%, 3/1/28	894,191
1,000,000	Pool #BS8302, 4.61%, 4/1/28	1,008,376
1,000,000	Pool #BS8303, 4.61%, 4/1/28	1,008,384
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,752,385
527,428	Pool #BS8518, 4.30%, 5/1/28	527,161
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,470,041
600,000	Pool #BS9972, 5.76%, 11/1/28	626,931
1,709,782	Pool #BT6821, 2.50%, 10/1/51	1,427,485

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$1,188,763	Pool #BT8237, 4.00%, 6/1/52	$1,110,082
233,919	Pool #BT8243, 4.00%, 6/1/52	218,400
1,351,199	Pool #BT9419, 2.50%, 11/1/51	1,127,687
1,055,448	Pool #BU1334, 2.50%, 2/1/52	879,876
1,739,054	Pool #BU1337, 3.00%, 2/1/52	1,515,987
187,526	Pool #BV4205, 3.00%, 2/1/52	162,960
2,166,340	Pool #BV8876, 3.50%, 4/1/52	1,957,971
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,439,353
4,825,000	Pool #BZ2581, 4.81%, 12/1/29	4,904,782
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,232,921
1,427,000	Pool #BZ3315, 4.68%, 3/1/30	1,443,442
538,979	Pool #CA0114, 3.50%, 8/1/47	493,997
539,316	Pool #CA0334, 3.50%, 9/1/47	494,269
153,742	Pool #CA0536, 3.50%, 10/1/47	140,901
566,114	Pool #CA0551, 4.00%, 10/1/47	535,089
248,841	Pool #CA0565, 3.50%, 10/1/47	228,225
229,161	Pool #CA0743, 3.50%, 11/1/47	210,175
618,229	Pool #CA0825, 3.50%, 12/1/47	566,632
606,426	Pool #CA0981, 3.50%, 12/1/47	555,815
178,508	Pool #CA1070, 3.50%, 1/1/48	163,598
455,754	Pool #CA1115, 3.50%, 1/1/48	417,717
870,981	Pool #CA1130, 3.50%, 1/1/48	798,290
175,442	Pool #CA1131, 3.50%, 2/1/48	160,788
274,537	Pool #CA1132, 3.50%, 1/1/48	251,624
198,884	Pool #CA1144, 3.50%, 2/1/48	182,285
73,941	Pool #CA1152, 3.50%, 2/1/48	67,770
377,522	Pool #CA1160, 3.50%, 2/1/48	346,245
442,137	Pool #CA1161, 3.50%, 2/1/48	404,870
262,731	Pool #CA1338, 4.00%, 3/1/48	248,222
525,180	Pool #CA1339, 3.50%, 3/1/48	480,913
169,371	Pool #CA1418, 4.00%, 3/1/48	160,018
177,155	Pool #CA1468, 4.00%, 3/1/48	167,368
452,138	Pool #CA1469, 4.00%, 3/1/48	427,171
162,336	Pool #CA1471, 4.00%, 3/1/48	153,510
1,026,489	Pool #CA1507, 4.00%, 4/1/48	969,722
378,704	Pool #CA1610, 3.50%, 3/1/48	346,783
389,953	Pool #CA1611, 4.00%, 4/1/48	368,387
389,031	Pool #CA1612, 3.50%, 4/1/48	356,138
472,758	Pool #CA1613, 4.00%, 4/1/48	446,613
183,431	Pool #CA2381, 4.00%, 9/1/48	173,297
203,719	Pool #CA2440, 4.00%, 9/1/48	192,470
162,842	Pool #CA2441, 4.00%, 10/1/48	153,989
156,326	Pool #CA2442, 4.00%, 10/1/48	147,827
194,194	Pool #CA2443, 4.00%, 10/1/48	183,465
184,117	Pool #CA2468, 4.00%, 10/1/48	173,945
439,821	Pool #CA2594, 4.00%, 11/1/48	416,707
235,837	Pool #CA2913, 4.00%, 1/1/49	222,795

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$296,076	Pool #CA3042, 4.00%, 1/1/49	$279,716
337,134	Pool #CA3043, 4.00%, 2/1/49	318,508
163,834	Pool #CA3045, 4.50%, 1/1/49	160,103
26,474	Pool #CA3132, 4.00%, 2/1/49	25,037
151,421	Pool #CA3557, 3.50%, 5/1/49	138,726
340,707	Pool #CA3628, 3.50%, 6/1/49	310,783
187,375	Pool #CA3793, 3.50%, 6/1/49	171,363
129,358	Pool #CA3936, 3.50%, 7/1/49	118,304
399,128	Pool #CA4043, 3.00%, 8/1/49	350,591
469,605	Pool #CA4320, 3.00%, 9/1/49	412,497
306,588	Pool #CA5106, 3.00%, 1/1/50	269,305
268,845	Pool #CA5132, 3.00%, 2/1/50	236,152
653,957	Pool #CA5309, 3.00%, 3/1/50	574,420
515,449	Pool #CA5312, 3.00%, 3/1/50	452,758
1,093,364	Pool #CA6151, 2.50%, 6/1/50	918,138
273,125	Pool #CA6251, 3.00%, 6/1/50	240,214
1,014,880	Pool #CA6263, 2.50%, 7/1/50	851,917
1,214,295	Pool #CA6966, 2.00%, 9/1/50	975,130
2,175,266	Pool #CA6967, 2.00%, 9/1/50	1,747,460
1,307,360	Pool #CA6968, 2.00%, 9/1/50	1,049,865
1,018,906	Pool #CA6969, 2.00%, 9/1/50	818,520
1,227,279	Pool #CA6971, 2.50%, 9/1/50	1,029,068
1,016,508	Pool #CA6972, 2.50%, 8/1/50	852,653
953,132	Pool #CA6973, 2.50%, 9/1/50	799,492
874,799	Pool #CA7258, 2.50%, 9/1/50	733,515
1,122,132	Pool #CA7259, 2.50%, 9/1/50	940,902
1,368,357	Pool #CA7317, 2.00%, 10/1/50	1,098,424
1,716,836	Pool #CA7549, 2.00%, 10/1/50	1,378,159
1,361,228	Pool #CA7917, 2.00%, 11/1/50	1,102,445
668,826	Pool #CA8069, 1.50%, 12/1/50	506,598
1,014,801	Pool #CA8070, 2.00%, 12/1/50	814,277
3,531,154	Pool #CA8077, 2.00%, 12/1/50	2,833,399
611,268	Pool #CA8425, 1.50%, 12/1/50	465,768
995,061	Pool #CA8432, 2.00%, 12/1/50	798,128
1,289,785	Pool #CA8685, 1.50%, 1/1/51	976,938
3,754,666	Pool #CA8811, 2.00%, 1/1/51	3,010,414
3,969,607	Pool #CA9048, 2.00%, 2/1/51	3,182,749
272,251	Pool #CB0245, 2.50%, 4/1/51	227,722
700,456	Pool #CB0437, 2.50%, 5/1/51	585,893
597,491	Pool #CB0480, 2.50%, 5/1/51	499,582
89,398	Pool #CB0576, 2.50%, 5/1/51	75,073
253,274	Pool #CB0582, 2.50%, 5/1/51	211,771
1,866,524	Pool #CB0688, 2.50%, 6/1/51	1,560,664
411,064	Pool #CB0689, 2.50%, 6/1/51	343,704
834,791	Pool #CB0972, 2.50%, 6/1/51	697,738
460,498	Pool #CB1003, 2.50%, 7/1/51	384,895
258,560	Pool #CB1010, 2.50%, 7/1/51	216,111
1,149,897	Pool #CB1060, 2.00%, 7/1/51	919,082

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$1,844,923	Pool #CB1311, 2.50%, 8/1/51	$1,541,458
1,656,050	Pool #CB1444, 2.50%, 8/1/51	1,383,138
947,299	Pool #CB1515, 2.50%, 8/1/51	791,187
1,296,752	Pool #CB1532, 2.50%, 9/1/51	1,083,051
1,168,856	Pool #CB1809, 2.50%, 10/1/51	975,869
760,006	Pool #CB1956, 2.50%, 10/1/51	638,534
771,303	Pool #CB2029, 2.50%, 11/1/51	643,715
1,688,665	Pool #CB2205, 2.50%, 11/1/51	1,408,806
682,982	Pool #CB2268, 2.50%, 12/1/51	569,793
479,629	Pool #CB2467, 2.50%, 12/1/51	399,993
1,618,180	Pool #CB2515, 2.50%, 12/1/51	1,349,501
2,578,977	Pool #CB2761, 3.00%, 2/1/52	2,248,174
5,380,648	Pool #CB2797, 3.00%, 2/1/52	4,690,478
5,014,069	Pool #CB2938, 3.00%, 2/1/52	4,357,229
1,132,715	Pool #CB3052, 3.00%, 2/1/52	984,330
867,890	Pool #CB3249, 3.00%, 4/1/52	757,711
1,911,818	Pool #CB3281, 3.50%, 4/1/52	1,727,931
415,193	Pool #CB3413, 3.50%, 4/1/52	377,029
777,808	Pool #CB3489, 2.50%, 4/1/52	648,281
626,640	Pool #CB3490, 3.00%, 4/1/52	544,404
7,274,253	Pool #CB3797, 4.00%, 6/1/52	6,792,789
4,922,418	Pool #CB4056, 4.50%, 7/1/52	4,722,041
2,846,744	Pool #CB4208, 4.50%, 7/1/52	2,730,861
2,322,683	Pool #CB4272, 4.50%, 7/1/52	2,227,774
9,178,387	Pool #CB4314, 4.50%, 8/1/52	8,803,342
11,347,147	Pool #CB4463, 4.50%, 8/1/52	10,881,727
331,797	Pool #CB4473, 4.50%, 8/1/52	319,215
4,501,780	Pool #CB4539, 4.50%, 9/1/52	4,317,132
4,247,230	Pool #CB4595, 4.00%, 9/1/52	3,964,141
5,646,827	Pool #CB4767, 5.00%, 9/1/52	5,557,769
2,514,102	Pool #CB4966, 5.50%, 10/1/52	2,522,562
1,588,112	Pool #CB4967, 5.50%, 10/1/52	1,595,389
9,300,654	Pool #CB5037, 5.50%, 11/1/52	9,331,953
3,752,692	Pool #CB5048, 6.00%, 11/1/52	3,827,114
5,338,569	Pool #CB5166, 6.00%, 11/1/52	5,444,443
2,742,408	Pool #CB5199, 6.00%, 11/1/52	2,795,597
2,314,011	Pool #CB5202, 6.50%, 11/1/52	2,393,009
386,912	Pool #CB5220, 6.50%, 12/1/52	400,121
3,124,785	Pool #CB5343, 6.00%, 12/1/52	3,186,755
259,861	Pool #CB5344, 6.50%, 12/1/52	271,465
1,337,679	Pool #CB5385, 6.00%, 12/1/52	1,363,623
2,109,188	Pool #CB5549, 6.00%, 1/1/53	2,151,017
886,961	Pool #CB5586, 6.00%, 1/1/53	903,740
4,435,425	Pool #CB5728, 5.50%, 2/1/53	4,445,214
1,409,852	Pool #CB5732, 5.50%, 2/1/53	1,412,964
4,370,352	Pool #CB5797, 5.50%, 3/1/53	4,371,178
1,879,348	Pool #CB5804, 6.00%, 2/1/53	1,912,671

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$2,594,458	Pool #CB5946, 5.50%, 3/1/53	$2,594,949
2,121,946	Pool #CB5980, 5.50%, 3/1/53	2,122,216
179,114	Pool #CB6005, 5.50%, 4/1/53	179,136
1,762,827	Pool #CB6126, 5.00%, 4/1/53	1,733,027
438,480	Pool #CB6138, 5.00%, 4/1/53	430,966
606,348	Pool #CB6208, 5.50%, 5/1/53	606,387
392,221	Pool #CB6368, 5.00%, 5/1/53	385,408
1,213,256	Pool #CB6400, 5.00%, 5/1/53	1,192,182
1,324,878	Pool #CB6564, 5.50%, 6/1/53	1,324,800
329,661	Pool #CB6607, 5.50%, 7/1/53	329,642
331,776	Pool #CB6783, 5.00%, 7/1/53	326,235
219,594	Pool #CB6826, 5.50%, 7/1/53	220,582
1,804,240	Pool #CB6953, 5.50%, 8/1/53	1,803,910
2,230,054	Pool #CB6955, 6.00%, 8/1/53	2,268,732
2,341,369	Pool #CB7160, 6.50%, 9/1/53	2,416,981
264,156	Pool #CB7202, 6.50%, 10/1/53	272,687
3,316,084	Pool #CB7222, 5.50%, 10/1/53	3,315,271
1,098,354	Pool #CB7223, 6.00%, 10/1/53	1,117,830
630,205	Pool #CB7362, 6.00%, 10/1/53	645,493
2,620,670	Pool #CB7376, 6.00%, 10/1/53	2,665,514
2,166,911	Pool #CB7454, 6.00%, 11/1/53	2,203,991
526,416	Pool #CB7455, 6.50%, 11/1/53	548,376
212,526	Pool #CB7467, 6.50%, 11/1/53	221,392
468,634	Pool #CB7548, 6.50%, 11/1/53	487,347
2,133,177	Pool #CB7585, 6.50%, 11/1/53	2,202,066
1,023,666	Pool #CB7586, 7.00%, 12/1/53	1,070,670
1,095,332	Pool #CB7625, 6.50%, 12/1/53	1,141,025
1,736,809	Pool #CB7683, 6.00%, 12/1/53	1,766,395
2,059,694	Pool #CB7704, 6.50%, 12/1/53	2,126,210
1,314,866	Pool #CB7728, 7.00%, 12/1/53	1,375,241
348,252	Pool #CB7733, 6.50%, 12/1/53	359,498
1,296,363	Pool #CB7918, 6.00%, 1/1/54	1,325,477
705,091	Pool #CB7919, 6.50%, 1/1/54	733,245
1,903,660	Pool #CB8093, 5.50%, 3/1/54	1,903,393
1,575,442	Pool #CB8094, 6.00%, 2/1/54	1,613,720
1,968,754	Pool #CB8108, 5.50%, 3/1/54	1,969,657
2,139,210	Pool #CB8261, 5.50%, 3/1/54	2,146,930
1,059,475	Pool #CB8284, 5.50%, 4/1/54	1,061,592
1,241,362	Pool #CB8285, 6.00%, 4/1/54	1,275,184
835,225	Pool #CB8445, 6.50%, 5/1/54	867,696
1,061,315	Pool #CB8463, 6.00%, 5/1/54	1,088,499
751,655	Pool #CB8585, 5.00%, 5/1/54	736,816
1,228,804	Pool #CB8587, 6.00%, 5/1/54	1,260,278
1,154,909	Pool #CB8618, 6.00%, 5/1/54	1,184,490
779,973	Pool #CB8795, 6.00%, 6/1/54	798,932
2,653,785	Pool #CB8936, 5.50%, 7/1/54	2,663,422
4,219,214	Pool #CB9076, 5.50%, 8/1/54	4,232,805
572,942	Pool #CB9265, 5.00%, 9/1/54	562,313

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$2,500,912	Pool #CB9267, 5.50%, 9/1/54	$2,508,774
2,311,214	Pool #CB9420, 5.00%, 10/1/54	2,269,011
2,241,139	Pool #CB9600, 5.50%, 11/1/54	2,248,583
1,732,030	Pool #CB9603, 6.00%, 11/1/54	1,769,013
484,674	Pool #CB9718, 5.00%, 12/1/54	476,903
549,799	Pool #CB9720, 5.50%, 12/1/54	551,400
5,435,016	Pool #CB9865, 5.50%, 1/1/55	5,450,416
3,164,420	Pool #CB9913, 5.50%, 1/1/55	3,173,387
3,042,851	Pool #CB9914, 6.00%, 2/1/55	3,109,121
1,707,329	Pool #CC0018, 6.00%, 2/1/55	1,744,662
2,386,510	Pool #CC0063, 5.50%, 2/1/55	2,393,124
1,987,528	Pool #CC0073, 6.00%, 3/1/55	2,036,059
2,801,581	Pool #CC0166, 6.00%, 3/1/55	2,860,587
41,972	Pool #MC0013, 5.50%, 12/1/38	43,269
69,435	Pool #MC0014, 5.50%, 12/1/38	71,570
57,903	Pool #MC0016, 5.50%, 11/1/38	59,683
72,393	Pool #MC0127, 4.50%, 7/1/39	71,684
220,194	Pool #MC0154, 4.50%, 8/1/39	218,038
72,926	Pool #MC0160, 4.50%, 8/1/39	72,212
136,019	Pool #MC0177, 4.50%, 9/1/39	134,687
100,391	Pool #MC0270, 4.50%, 3/1/40	99,267
127,261	Pool #MC0584, 4.00%, 1/1/42	122,325

		453,835,600

Freddie Mac — 30.9%
401,862	Pool #Q63813, 3.50%, 4/1/49	366,880
1,027,833	Pool #QB5731, 2.00%, 11/1/50	825,053
1,772,390	Pool #QB5732, 2.50%, 11/1/50	1,485,591
1,467,205	Pool #QB6982, 2.00%, 11/1/50	1,177,285
353,175	Pool #QB6992, 1.50%, 12/1/50	267,537
1,036,587	Pool #QC4676, 2.50%, 7/1/51	866,404
742,799	Pool #QC6090, 2.50%, 8/1/51	623,315
1,439,862	Pool #QC6108, 2.50%, 8/1/51	1,202,577
987,412	Pool #QC6643, 2.50%, 8/1/51	824,689
975,690	Pool #QC9175, 2.50%, 10/1/51	818,139
1,588,335	Pool #QD0152, 2.50%, 10/1/51	1,325,596
256,489	Pool #QD1762, 2.00%, 11/1/51	204,766
2,312,499	Pool #QD4183, 2.50%, 12/1/51	1,929,253
799,687	Pool #QD7419, 3.00%, 2/1/52	694,929
372,880	Pool #QE0994, 3.50%, 4/1/52	337,043
3,114,261	Pool #QE2342, 4.00%, 5/1/52	2,908,619
4,683,665	Pool #QE7866, 4.00%, 8/1/52	4,372,212
1,144,408	Pool #QE9025, 4.00%, 8/1/52	1,068,308
470,051	Pool #QE9026, 5.00%, 8/1/52	462,820
865,100	Pool #QE9027, 4.50%, 8/1/52	829,750
1,366,807	Pool #QF0539, 4.00%, 9/1/52	1,275,706
214,208	Pool #QG5944, 5.00%, 6/1/53	211,353
233,728	Pool #RA1234, 3.50%, 8/1/49	213,207

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 241,603	Pool #RA1382, 3.00%, 9/1/49	$212,222
1,284,380	Pool #RA1383, 3.00%, 9/1/49	1,128,189
243,859	Pool #RA1470, 3.00%, 10/1/49	214,204
259,872	Pool #RA1713, 3.00%, 11/1/49	228,270
452,336	Pool #RA1714, 3.00%, 11/1/49	397,329
602,460	Pool #RA1716, 3.00%, 11/1/49	529,196
448,642	Pool #RA1724, 2.50%, 10/1/49	377,267
359,303	Pool #RA1979, 3.00%, 12/1/49	315,588
635,363	Pool #RA1987, 3.00%, 12/1/49	558,098
1,282,008	Pool #RA1988, 3.00%, 1/1/50	1,126,106
706,362	Pool #RA2158, 3.00%, 2/1/50	620,670
707,726	Pool #RA2162, 3.00%, 2/1/50	621,869
699,364	Pool #RA2255, 3.00%, 3/1/50	614,521
1,013,255	Pool #RA2256, 3.00%, 3/1/50	890,333
688,255	Pool #RA2340, 3.00%, 3/1/50	604,547
278,031	Pool #RA2395, 2.50%, 4/1/50	233,645
1,309,912	Pool #RA3207, 2.50%, 7/1/50	1,099,168
2,697,069	Pool #RA3208, 2.50%, 7/1/50	2,263,154
786,304	Pool #RA3339, 2.00%, 8/1/50	631,663
1,181,152	Pool #RA3552, 2.00%, 9/1/50	948,857
1,099,893	Pool #RA3553, 2.50%, 8/1/50	922,596
2,635,395	Pool #RA3679, 2.00%, 9/1/50	2,116,278
1,458,151	Pool #RA3680, 2.50%, 9/1/50	1,223,105
428,866	Pool #RA3733, 2.00%, 10/1/50	344,388
510,433	Pool #RA3734, 2.50%, 10/1/50	427,995
397,538	Pool #RA3747, 2.00%, 9/1/50	319,363
1,503,630	Pool #RA3751, 2.00%, 10/1/50	1,214,784
2,391,768	Pool #RA3803, 1.50%, 12/1/50	1,811,627
373,501	Pool #RA3861, 1.50%, 10/1/50	282,963
1,431,568	Pool #RA3862, 2.00%, 10/1/50	1,149,580
1,341,094	Pool #RA3917, 1.50%, 10/1/50	1,016,010
2,889,044	Pool #RA3918, 2.00%, 10/1/50	2,319,067
575,956	Pool #RA3928, 1.50%, 11/1/50	436,298
189,451	Pool #RA3929, 2.00%, 10/1/50	153,067
504,793	Pool #RA4018, 2.00%, 1/1/51	404,732
668,125	Pool #RA4056, 1.50%, 11/1/50	506,119
6,620,867	Pool #RA4195, 2.00%, 12/1/50	5,312,586
4,377,491	Pool #RA4254, 2.00%, 12/1/50	3,511,141
696,942	Pool #RA4274, 1.50%, 12/1/50	527,948
819,092	Pool #RA4357, 2.00%, 1/1/51	656,985
1,083,958	Pool #RA4377, 2.00%, 2/1/51	874,386
1,985,051	Pool #RA4420, 2.00%, 1/1/51	1,591,573
2,896,709	Pool #RA4503, 2.00%, 2/1/51	2,322,521
733,597	Pool #RA4548, 2.00%, 2/1/51	588,183
1,781,503	Pool #RA4578, 2.00%, 2/1/51	1,426,674
284,479	Pool #RA4590, 2.00%, 2/1/51	227,818
249,285	Pool #RA4597, 2.00%, 2/1/51	199,872
232,713	Pool #RA4618, 2.00%, 2/1/51	186,585

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$766,121	Pool #RA4621, 2.00%, 2/1/51	$613,530
1,299,387	Pool #RA4738, 2.00%, 3/1/51	1,040,583
3,395,255	Pool #RA4745, 2.00%, 3/1/51	2,719,009
1,250,317	Pool #RA4775, 2.00%, 3/1/51	1,001,287
874,058	Pool #RA4835, 2.50%, 3/1/51	731,372
1,898,896	Pool #RA4872, 2.50%, 4/1/51	1,588,909
7,070,736	Pool #RA5020, 2.00%, 4/1/51	5,660,235
2,775,372	Pool #RA5021, 1.50%, 4/1/51	2,101,589
345,933	Pool #RA5043, 2.50%, 4/1/51	289,353
615,960	Pool #RA5045, 2.50%, 5/1/51	517,452
2,829,460	Pool #RA5068, 2.00%, 4/1/51	2,264,148
1,323,172	Pool #RA5173, 2.50%, 4/1/51	1,106,760
874,489	Pool #RA5195, 2.50%, 5/1/51	727,815
698,512	Pool #RA5197, 2.50%, 5/1/51	584,266
966,391	Pool #RA5217, 2.50%, 5/1/51	817,220
1,063,714	Pool #RA5237, 2.50%, 5/1/51	889,737
1,724,141	Pool #RA5350, 2.50%, 6/1/51	1,441,612
1,406,000	Pool #RA5387, 2.50%, 6/1/51	1,185,290
217,495	Pool #RA5404, 2.50%, 6/1/51	181,787
7,177,635	Pool #RA5427, 2.50%, 6/1/51	5,999,235
1,074,164	Pool #RA5509, 2.50%, 7/1/51	901,712
449,565	Pool #RA5525, 2.50%, 7/1/51	375,757
637,162	Pool #RA5541, 2.50%, 7/1/51	532,555
1,820,172	Pool #RA5621, 2.50%, 8/1/51	1,520,777
229,640	Pool #RA5686, 2.50%, 7/1/51	191,867
1,628,142	Pool #RA5701, 2.00%, 8/1/51	1,300,825
1,319,481	Pool #RA5719, 2.50%, 10/1/51	1,101,216
2,986,677	Pool #RA5726, 2.50%, 8/1/51	2,494,481
1,695,384	Pool #RA5796, 2.50%, 8/1/51	1,415,990
1,595,523	Pool #RA5873, 2.50%, 9/1/51	1,332,585
678,243	Pool #RA5874, 2.50%, 9/1/51	566,260
2,200,517	Pool #RA5948, 2.50%, 12/1/51	1,835,147
137,000	Pool #RA5951, 2.50%, 9/1/51	114,878
3,093,232	Pool #RA6030, 2.50%, 10/1/51	2,582,517
63,182	Pool #RA6108, 3.50%, 3/1/52	57,115
1,237,860	Pool #RA6117, 2.50%, 10/1/51	1,033,096
1,064,850	Pool #RA6276, 2.50%, 11/1/51	892,571
371,206	Pool #RA6305, 2.50%, 11/1/51	311,150
1,136,512	Pool #RA6317, 2.50%, 11/1/51	948,513
80,387	Pool #RA6389, 2.50%, 11/1/51	67,726
1,688,180	Pool #RA6516, 2.50%, 12/1/51	1,407,877
1,288,535	Pool #RA6687, 3.00%, 1/1/52	1,123,256
2,657,410	Pool #RA6743, 2.50%, 1/1/52	2,215,354
1,844,061	Pool #RA6760, 3.00%, 2/1/52	1,607,525
759,674	Pool #RA6782, 3.00%, 2/1/52	665,605
2,001,138	Pool #RA6801, 3.00%, 2/1/52	1,749,106
3,683,192	Pool #RA6858, 3.00%, 3/1/52	3,200,696

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$1,152,314	Pool #RA6930, 3.50%, 3/1/52	$1,041,658
797,975	Pool #RA6978, 3.50%, 3/1/52	726,678
1,397,594	Pool #RA6983, 2.50%, 3/1/52	1,164,856
463,465	Pool #RA7098, 3.50%, 3/1/52	418,922
165,440	Pool #RA7146, 3.50%, 4/1/52	149,528
1,900,087	Pool #RA7162, 3.50%, 4/1/52	1,717,328
158,771	Pool #RA7284, 3.50%, 4/1/52	144,177
106,879	Pool #RA7344, 4.00%, 4/1/52	100,322
5,352,862	Pool #RA7454, 4.00%, 6/1/52	4,997,740
4,116,277	Pool #RA7469, 4.00%, 5/1/52	3,843,832
8,192,498	Pool #RA7503, 4.50%, 7/1/52	7,859,005
2,516,301	Pool #RA7714, 4.50%, 7/1/52	2,413,869
2,150,497	Pool #RA7872, 4.50%, 9/1/52	2,062,291
4,754,439	Pool #RA7897, 4.50%, 9/1/52	4,559,428
3,031,323	Pool #RA8627, 5.50%, 3/1/53	3,043,443
1,634,999	Pool #RA8684, 5.00%, 3/1/53	1,609,355
294,390	Pool #RA9790, 6.00%, 9/1/53	300,739
923,832	Pool #RA9975, 6.00%, 10/1/53	939,712
3,482,166	Pool #RJ2722, 5.00%, 10/1/54	3,417,564
8,604,483	Pool #RJ3358, 5.50%, 1/1/55	8,629,531
3,400,848	Pool #RJ3611, 5.50%, 2/1/55	3,410,484
1,698,209	Pool #RJ3612, 6.00%, 2/1/55	1,734,328
954,375	Pool #WA3211, 1.91%, 9/1/35	750,029
1,045,124	Pool #WA3305, 1.75%, 6/1/37	778,824
5,194,568	Pool #WA4461, 4.72%, 1/1/30	5,264,159
900,045	Pool #WA5002, 2.62%, 11/1/31	811,613
250,000	Pool #WN2304, 4.45%, 12/1/32	245,462
1,000,000	Pool #WN3049, 2.39%, 9/1/31	886,619
40,866	Pool #ZA4891, 3.50%, 3/1/47	37,751
199,464	Pool #ZA4892, 4.00%, 5/1/47	188,530
591,279	Pool #ZA4912, 3.50%, 5/1/47	541,931
586,837	Pool #ZA4913, 4.00%, 5/1/47	554,676
870,529	Pool #ZA5070, 3.50%, 11/1/47	797,817
360,233	Pool #ZA5174, 3.50%, 12/1/47	330,389
943,115	Pool #ZA5238, 3.50%, 2/1/48	864,404
393,518	Pool #ZA5245, 3.50%, 1/1/48	360,676
752,824	Pool #ZA5253, 3.50%, 1/1/48	689,944
343,406	Pool #ZA5254, 4.00%, 1/1/48	324,944
560,791	Pool #ZA5308, 4.00%, 1/1/48	530,058
618,908	Pool #ZA5575, 4.00%, 7/1/48	584,681
596,349	Pool #ZA5637, 4.50%, 8/1/48	578,823
335,069	Pool #ZA5645, 4.00%, 8/1/48	316,558
56,598	Pool #ZA6576, 3.50%, 4/1/49	51,983
62,471	Pool #ZI0238, 5.00%, 6/1/33	62,732
118,891	Pool #ZI0412, 5.00%, 8/1/33	119,391
53,066	Pool #ZI0543, 4.50%, 8/1/33	53,026
50,903	Pool #ZI1023, 5.50%, 11/1/33	52,126
71,356	Pool #ZI1353, 5.50%, 1/1/34	73,074

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$108,074	Pool #ZI1493, 5.50%, 1/1/34	$110,676
86,427	Pool #ZI1524, 5.50%, 2/1/34	88,503
54,809	Pool #ZI1689, 5.50%, 4/1/34	56,385
39,618	Pool #ZI1802, 5.50%, 4/1/34	40,761
110,841	Pool #ZI1991, 5.00%, 5/1/34	111,569
62,393	Pool #ZI2332, 5.00%, 6/1/34	62,801
119,147	Pool #ZI2939, 5.50%, 12/1/34	122,582
63,711	Pool #ZI3102, 5.00%, 1/1/35	64,126
68,984	Pool #ZI3254, 5.50%, 4/1/35	71,001
146,847	Pool #ZI3507, 5.00%, 9/1/35	148,156
71,939	Pool #ZI3713, 5.00%, 5/1/35	72,579
67,720	Pool #ZI4118, 5.50%, 1/1/36	69,712
121,409	Pool #ZI4120, 5.50%, 1/1/36	124,971
161,767	Pool #ZI4200, 5.50%, 2/1/36	166,521
69,268	Pool #ZI4201, 6.00%, 2/1/36	72,335
54,269	Pool #ZI4429, 5.00%, 6/1/35	54,749
48,181	Pool #ZI4521, 5.50%, 7/1/35	49,595
130,858	Pool #ZI4572, 5.50%, 8/1/35	134,703
34,281	Pool #ZI4704, 5.00%, 11/1/35	34,583
31,664	Pool #ZI4705, 5.00%, 11/1/35	31,943
42,750	Pool #ZI4706, 5.50%, 11/1/35	43,999
167,185	Pool #ZI4979, 6.00%, 6/1/36	175,074
150,423	Pool #ZI5912, 5.50%, 4/1/37	154,845
77,832	Pool #ZI6311, 5.50%, 6/1/37	80,120
52,696	Pool #ZI6814, 6.00%, 10/1/37	55,324
46,916	Pool #ZI6976, 5.50%, 7/1/37	48,289
185,798	Pool #ZI9925, 5.00%, 4/1/40	186,988
61,912	Pool #ZJ0038, 4.50%, 5/1/40	61,220
185,240	Pool #ZJ0482, 4.50%, 9/1/40	183,168
196,847	Pool #ZJ0844, 4.00%, 12/1/40	189,513
81,370	Pool #ZJ1264, 4.00%, 1/1/41	78,334
116,715	Pool #ZJ1444, 4.00%, 3/1/41	112,196
90,631	Pool #ZJ1445, 4.50%, 3/1/41	89,563
38,032	Pool #ZJ5032, 6.50%, 5/1/31	39,569
22,886	Pool #ZJ5458, 6.50%, 11/1/31	23,842
15,309	Pool #ZJ5928, 6.50%, 3/1/32	15,959
61,187	Pool #ZJ6638, 6.00%, 11/1/32	63,176
50,820	Pool #ZJ6955, 5.50%, 3/1/33	52,039
36,790	Pool #ZJ6956, 5.50%, 3/1/33	37,672
23,113	Pool #ZK4661, 2.50%, 11/1/27	22,551
255,851	Pool #ZL2630, 3.50%, 12/1/41	238,646
299,335	Pool #ZL2708, 3.50%, 1/1/42	279,206
792,288	Pool #ZL5676, 3.00%, 4/1/43	717,857
359,946	Pool #ZL6090, 3.00%, 6/1/43	326,131
171,862	Pool #ZL6097, 3.00%, 6/1/43	155,725
371,351	Pool #ZL9372, 3.00%, 4/1/45	331,107
139,740	Pool #ZL9669, 3.50%, 6/1/45	128,924

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$184,511	Pool #ZM1422, 3.50%, 7/1/46	$169,191
205,283	Pool #ZM1423, 3.50%, 7/1/46	188,239
149,268	Pool #ZM1736, 3.00%, 9/1/46	132,714
635,591	Pool #ZM1738, 3.00%, 9/1/46	564,372
504,554	Pool #ZM8750, 4.00%, 9/1/48	476,651
273,710	Pool #ZN1022, 4.00%, 11/1/48	258,573
2,874	Pool #ZN5269, 6.50%, 10/1/31	2,982
55,574	Pool #ZN5321, 5.50%, 5/1/34	57,171
40,583	Pool #ZN5332, 5.00%, 11/1/34	40,848
537,709	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(b)	521,052
290,640	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(b)	284,204
588,176	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(b)	577,134
237,861	Series 2018-SB56, Class A10F, 3.69%, 10/25/28(b)	233,725
405,622	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(b)	383,411
537,510	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 5.17%, 6/25/39(c)	540,674
1,315,648	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(b)	1,094,496
965,820	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(b)	836,504
719,221	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(b)	660,579
2,709,003	Series Q014, Class A1, 1.56%, 1/25/36	2,221,922

		217,946,258

Ginnie Mae — 2.8%
173,436	Pool #442423, 4.00%, 9/20/41	166,869
72,838	Pool #616936, 5.50%, 1/15/36	75,002
647,813	Pool #618363, 4.00%, 9/20/41	623,268
322,342	Pool #664269, 5.85%, 6/15/38	322,342
127,218	Pool #697672, 5.50%, 12/15/38	130,980
56,254	Pool #697814, 5.00%, 2/15/39	56,604
282,258	Pool #697885, 4.50%, 3/15/39	278,307
86,948	Pool #698112, 4.50%, 5/15/39	85,763
403,429	Pool #698113, 4.50%, 5/15/39	398,085
531,615	Pool #713519, 6.00%, 7/15/39	562,131
148,238	Pool #716822, 4.50%, 4/15/39	146,412
53,130	Pool #716823, 4.50%, 4/15/39	52,445
146,384	Pool #720080, 4.50%, 6/15/39	144,292
224,470	Pool #724629, 5.00%, 7/20/40	227,559
282,082	Pool #726550, 5.00%, 9/15/39	284,859
134,288	Pool #729346, 4.50%, 7/15/41	132,616
197,886	Pool #738844, 3.50%, 10/15/41	185,840
131,829	Pool #738845, 3.50%, 10/15/41	123,802
187,325	Pool #738862, 4.00%, 10/15/41	180,247
160,035	Pool #747241, 5.00%, 9/20/40	162,237
492,954	Pool #748654, 3.50%, 9/15/40	463,009
74,331	Pool #748846, 4.50%, 9/20/40	73,435
234,306	Pool #757016, 3.50%, 11/15/40	220,092
142,495	Pool #757017, 4.00%, 12/15/40	137,179
183,258	Pool #759297, 4.00%, 1/20/41	175,424

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$127,791	Pool #759298, 4.00%, 2/20/41	$122,328
131,828	Pool #762877, 4.00%, 4/15/41	126,844
73,984	Pool #763564, 4.50%, 5/15/41	73,063
160,765	Pool #770481, 4.00%, 8/15/41	154,690
37,019	Pool #770482, 4.50%, 8/15/41	36,558
112,990	Pool #770517, 4.00%, 8/15/41	108,721
106,545	Pool #770529, 4.00%, 8/15/41	101,609
40,147	Pool #770537, 4.00%, 8/15/41	38,287
121,493	Pool #770738, 4.50%, 6/20/41	120,104
143,419	Pool #779592, 4.00%, 11/20/41	137,995
91,831	Pool #779593, 4.00%, 11/20/41	88,350
218,525	Pool #AA6312, 3.00%, 4/15/43	196,484
299,624	Pool #AA6424, 3.00%, 5/15/43	270,566
355,087	Pool #AB2733, 3.50%, 8/15/42	333,395
270,129	Pool #AB2745, 3.00%, 8/15/42	245,273
529,028	Pool #AB2841, 3.00%, 9/15/42	480,349
40,333	Pool #AB2843, 3.00%, 9/15/42	36,624
360,568	Pool #AE6946, 3.00%, 6/15/43	324,200
64,178	Pool #AG8915, 4.00%, 2/20/44	61,198
253,783	Pool #AK6446, 3.00%, 1/15/45	228,650
362,755	Pool #AK7036, 3.00%, 4/15/45	326,442
271,927	Pool #AO3594, 3.50%, 8/20/45	253,011
140,477	Pool #AP3887, 3.50%, 9/20/45	130,693
302,895	Pool #AR4919, 3.50%, 3/20/46	281,463
444,252	Pool #AR4970, 3.50%, 4/20/46	412,780
396,752	Pool #AS2921, 3.50%, 4/20/46	368,645
334,578	Pool #AS4332, 3.00%, 6/20/46	300,835
388,035	Pool #AS5511, 3.50%, 3/20/46	360,545
663,902	Pool #AX7237, 3.50%, 11/20/46	616,869
530,799	Pool #BO2104, 3.00%, 8/20/49	466,306
1,418,268	Pool #BR3787, 3.00%, 12/20/49	1,257,070
583,254	Series 2012-100, Class B, 2.31%, 11/16/51(b)	525,235
236,205	Series 2012-107, Class A, 1.15%, 1/16/45	218,870
815,209	Series 2012-115, Class A, 2.13%, 4/16/45	702,951
729,948	Series 2012-120, Class A, 1.90%, 2/16/53	624,048
320,167	Series 2012-131, Class A, 1.90%, 2/16/53	274,179
126,852	Series 2012-144, Class AD, 1.77%, 1/16/53	110,391
37,644	Series 2013-105, Class A, 1.71%, 2/16/37	37,263
75,820	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	66,785
156,061	Series 2013-29, Class AB, 1.77%, 10/16/45	144,011
250,642	Series 2013-97, Class AC, 2.00%, 6/16/45	225,626
30,751	Series 2015-107, Class AB, 2.50%, 11/16/49	27,526
235,533	Series 2015-114, Class AD, 2.50%, 11/15/51	225,927
155,749	Series 2015-128, Class AD, 2.50%, 12/16/50	146,097
124,436	Series 2015-130, Class AH, 2.90%, 8/16/47(b)	120,339
825,025	Series 2015-135, Class AC, 2.35%, 4/16/49	721,502
295,945	Series 2015-136, Class AC, 2.50%, 3/16/47	271,456

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$109,418	Series 2015-15, Class A, 2.00%, 11/16/48	$97,946
350,175	Series 2015-154, Class AD, 2.50%, 5/16/54	305,212
293,379	Series 2015-171, Class DA, 2.37%, 3/16/46	259,805
263,297	Series 2015-22, Class A, 2.40%, 8/16/47	246,275
394,552	Series 2015-70, Class AB, 2.30%, 11/16/48	349,926
52,485	Series 2016-11, Class AD, 2.25%, 11/16/43	51,165
95,487	Series 2016-14, Class AB, 2.15%, 8/16/42	91,887
748,428	Series 2016-152, Class EA, 2.20%, 8/15/58	595,098
761,970	Series 2016-157, Class AC, 2.00%, 11/16/50	642,939
199,470	Series 2016-39, Class AH, 2.50%, 9/16/44	187,962
72,330	Series 2016-50, Class A, 2.30%, 7/16/52	69,819
332,344	Series 2016-64, Class CA, 2.30%, 3/16/45	313,982
156,779	Series 2016-94, Class AC, 2.20%, 8/16/57	128,789
96,372	Series 2016-96, Class BA, 1.95%, 3/16/43	92,325
480,640	Series 2017-127, Class AB, 2.50%, 2/16/59	395,721
720,572	Series 2017-135, Class AE, 2.60%, 10/16/58	600,427
285,755	Series 2017-140, Class A, 2.50%, 2/16/59	234,326
60,500	Series 2017-157, Class AH, 2.55%, 2/16/53	55,633
118,587	Series 2017-41, Class AC, 2.25%, 3/16/57	114,106
356,405	Series 2017-46, Class A, 2.50%, 11/16/57	292,062
221,105	Series 2017-71, Class AS, 2.70%, 4/16/57	202,174
153,555	Series 2017-9, Class AE, 2.40%, 9/16/50	138,361
395,750	Series 2018-2, Class AD, 2.40%, 3/16/59	348,051
177,853	Series 2018-26, Class AD, 2.50%, 3/16/52	166,708

		23,891,651

Small Business Administration — 2.4%
573,290	Pool #130612, 10.63%, 5/25/34	634,253
381,931	Pool #130614, 10.61%, 3/25/35	423,702
39,217	Pool #510751, (Prime Index + 0.325%), 7.83%, 6/25/30(c)	40,861
225,634	Pool #530089, (Prime Index - 0.125%), 7.38%, 1/25/47(c)	241,472
47,747	Pool #530222, (Prime Index + 0.635%), 8.14%, 7/25/32(c)	50,579
61,658	Pool #530390, (Prime Index - 1.000%), 6.50%, 11/25/33(c)	63,987
199,088	Pool #530413, (Prime Index + 0.825%), 8.33%, 1/25/34(c)	215,455
338,465	Pool #530536, (Prime Index - 2.600%), 4.90%, 3/25/34(c)	335,914
476,789	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(c)	529,224
86,524	Pool #530594, (Prime Index + 3.625%), 11.13%, 2/25/34(c)	99,413
183,029	Pool #530597, (Prime Index + 3.375%), 10.88%, 6/25/34(c)	209,568
869,796	Pool #530624, (Prime Index + 3.375%), 10.88%, 5/25/34(c)	995,781
1,611,197	Pool #530625, (Prime Index + 3.625%), 11.13%, 8/25/34(c)	1,856,718
953,155	Pool #530626, (Prime Index + 1.625%), 9.13%, 8/25/34(c)	1,057,314
841,790	Pool #530627, (Prime Index + 2.125%), 9.63%, 8/25/34(c)	940,815
249,070	Pool #530674, (Prime Index + 0.375%), 7.88%, 10/25/34(c)	269,344
128,543	Pool #530676, (Prime Index + 1.605%), 9.11%, 10/25/34(c)	142,353
121,250	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(c)	132,375
365,333	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(c)	405,048
1,154,198	Pool #530709, (Prime Index + 3.355%), 10.86%, 12/25/34(c)	1,327,366
1,465,800	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(c)	1,633,909

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$596,634	Pool #530731, (Prime Index + 0.250%), 7.75%, 1/25/35(c)	$643,994
1,022,238	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(c)	1,183,985
640,903	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(c)	718,835
1,002,272	Pool #530758, (Prime Index + 2.355%), 9.86%, 6/25/35(c)	1,134,160
469,065	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(c)	523,340
92,995	Pool #540104, (Prime Index + 2.600%), 10.10%, 3/25/33(c)	103,615
457,346	Pool #540109, (Prime Index + 1.192%), 8.69%, 5/25/33(c)	496,686
95,401	Pool #540110, (Prime Index + 2.498%), 10.00%, 7/25/33(c)	106,290

		16,516,356

Total U.S. Government Agency Backed Mortgages		712,189,865

(Cost $780,715,162)

U.S. Government Agency Obligations — 3.0%
Small Business Administration — 3.0%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(a),(c)	490
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(a),(c)	2,314
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(c)	8,613
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(a),(c)	5,880
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(a),(c)	14,461
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(a),(c)	7,795
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(a),(c)	4,695
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(a),(c)	8,347
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(a),(c)	16,804
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(a),(c)	12,331
235,469	(Prime Index - 2.600%), 4.90%, 9/25/41(c)	234,738
129,956	(Prime Index - 2.600%), 4.90%, 9/25/41(c)	129,833
178,433	(Prime Index - 2.600%), 4.90%, 7/25/42(c)	178,210
379,130	(Prime Index - 2.550%), 4.95%, 7/25/42(c)	379,359
137,631	(Prime Index - 2.525%), 4.98%, 11/25/41(c)	137,505
80,002	(Prime Index - 2.500%), 5.00%, 2/25/28(c)	80,083
87,173	6.08%, 12/19/29(a),(b)	88,064
335,643	(Prime Index -1.400%), 6.10%, 7/25/41(c)	344,165
103,871	6.58%, 4/8/29(a),(c)	104,564
679,664	(Prime Index - 0.675%), 6.83%, 9/25/43(c)	708,609
3,161,554	(Prime Index - 0.675%), 6.83%, 11/25/45(c)	3,327,695
742,368	(Prime Index - 0.675%), 6.83%, 1/25/46(c)	774,250
52,848	(Prime Index - 0.452%), 7.05%, 11/25/27(c)	53,050
136,864	7.08%, 7/25/30	136,718
688,256	(Prime Index - 0.322%), 7.18%, 12/25/45(c)	727,732
98,365	(Prime Index - 0.274%), 7.23%, 2/25/40(c)	102,588
129,259	(Prime Index - 0.103%), 7.40%, 7/25/29(c)	131,523
40,358	(Prime Index + 0.068%), 7.57%, 12/25/40(c)	42,541
153,304	(Prime Index + 0.120%), 7.62%, 11/25/28(c)	155,918
309,783	(Prime Index + 0.120%), 7.62%, 1/25/46(c)	331,222
110,062	(Prime Index + 0.133%), 7.63%, 6/25/29(c)	112,102
155,100	(Prime Index + 0.132%), 7.63%, 8/25/29(c)	158,062

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$57,350	(Prime Index + 0.325%), 7.83%, 10/25/30(c)	$60,100
1,422,429	(Prime Index + 0.325%), 7.83%, 11/25/30(c)	1,489,386
582,980	(Prime Index + 0.325%), 7.83%, 6/25/31(c)	611,815
1,026,240	(Prime Index + 0.325%), 7.83%, 7/25/31(c)	1,076,779
317,405	(Prime Index + 0.325%), 7.83%, 2/25/45(c)	338,872
909,414	(Prime Index + 0.325%), 7.83%, 8/25/46(c)	979,656
1,907	(Prime Index + 0.355%), 7.86%, 2/25/26(c)	1,905
1,174,331	(Prime Index + 0.375%), 7.88%, 5/25/31(c)	1,232,319
186,886	(Prime Index + 0.375%), 7.88%, 10/25/31(c)	196,880
657,865	(Prime Index + 0.375%), 7.88%, 8/25/46(c)	706,510
1,012,966	(Prime Index + 0.525%), 8.03%, 12/25/45(c)	1,086,666
606,183	(Prime Index + 0.575%), 8.08%, 4/25/31(c)	634,922
108,084	(Prime Index + 0.691%), 8.19%, 3/25/30(c)	111,752
18,563	(Prime Index + 0.700%), 8.20%, 2/25/28(c)	19,057
197,125	(Prime Index + 0.697%), 8.20%, 5/25/29(c)	201,104
308,618	(Prime Index + 0.724%), 8.22%, 11/25/30(c)	322,844
51,669	(Prime Index + 0.764%), 8.26%, 9/25/28(c)	52,784
80,474	(Prime Index + 0.782%), 8.28%, 2/25/28(c)	82,629
6,886	(Prime Index + 0.807%), 8.31%, 8/25/27(c)	6,946
135,116	(Prime Index + 0.822%), 8.32%, 2/25/29(c)	138,502
658,357	(Prime Index + 0.825%), 8.33%, 9/25/31(c)	696,259
53,137	(Prime Index + 0.853%), 8.35%, 3/25/29(c)	54,763
100,576	(Prime Index + 0.854%), 8.35%, 8/25/30(c)	105,648
17,857	(Prime Index + 0.855%), 8.36%, 6/25/28(c)	18,206
183,415	(Prime Index + 0.861%), 8.36%, 6/25/29(c)	188,541
55,818	(Prime Index + 0.861%), 8.36%, 3/25/31(c)	58,762
56,094	(Prime Index + 0.868%), 8.37%, 2/25/30(c)	58,339
29,207	(Prime Index + 0.906%), 8.41%, 1/25/29(c)	29,775
439,495	(Prime Index + 0.922%), 8.42%, 12/25/30(c)	463,757
28,299	(Prime Index + 0.948%), 8.45%, 7/25/29(c)	29,506
62,359	(Prime Index + 0.956%), 8.46%, 5/25/29(c)	65,014
130,027	(Prime Index + 0.976%), 8.48%, 7/25/30(c)	135,311
97,098	(Prime Index + 0.992%), 8.49%, 1/25/31(c)	102,584
21,460	(Prime Index + 1.002%), 8.50%, 11/25/28(c)	22,276
117,554	(Prime Index + 1.025%), 8.53%, 2/25/31(c)	124,312
85,077	(Prime Index + 1.037%), 8.54%, 7/25/29(c)	88,322
69,193	(Prime Index + 1.048%), 8.55%, 9/25/29(c)	72,659
125,147	(Prime Index + 1.065%), 8.57%, 12/25/29(c)	131,784
66,201	(Prime Index + 1.071%), 8.57%, 6/25/30(c)	69,814
7,675	(Prime Index + 1.150%), 8.65%, 11/25/26(c)	7,714
120,376	(Prime Index + 1.153%), 8.65%, 9/25/28(c)	122,467
87,470	(Prime Index + 1.226%), 8.73%, 5/25/29(c)	91,602
54,346	(Prime Index + 1.234%), 8.73%, 6/25/29(c)	57,272
36,966	(Prime Index + 1.244%), 8.74%, 10/25/31(c)	39,546
195,460	(Prime Index + 1.355%), 8.86%, 6/25/31(c)	208,745
17,871	9.08%, 9/25/29	18,245
129,275	(Prime Index + 1.575%), 9.08%, 7/25/30(c)	136,128
11,046	(Prime Index + 1.604%), 9.10%, 7/25/28(c)	11,253

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$35,280	(Prime Index + 2.325%), 9.83%, 10/25/30(c)	$37,782
138,743	(Prime Index + 2.325%), 9.83%, 1/25/31(c)	150,115
62,095	9.88%, 6/7/29(a)	64,549

		21,332,739

Total U.S. Government Agency Obligations		21,332,739

(Cost $21,990,473)

Municipal Bonds — 1.8%
California — 0.8%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,792,135
790,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/1/25 @ 100	789,948
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	190,814
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,620,478
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,607,062

		6,000,437

Colorado — 0.00%
87,797	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	77,536

District of Columbia — 0.1%
521,801	District of Columbia Housing Finance Agency Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	467,786

Illinois — 0.00%
110,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/1/25 @ 100	110,135

Minnesota — 0.1%
448,488	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	412,823

Missouri — 0.1%
722,690	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 4/1/25 @ 100	722,690

New York — 0.6%
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	289,685
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	294,680

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	$190,444
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	494,568
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	150,901
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	232,950
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	983,392
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	486,584
230,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/1/25 @ 100	230,139
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/1/25 @ 100	1,000,200

		4,353,543

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	95,811

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	778,531

Total Municipal Bonds		13,019,292

(Cost $13,581,659)

Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
105,000	Montefiore Medical Center, 2.15%, 10/20/26	103,099

Total Corporate Bond		103,099

(Cost $105,000)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
Investment Company — 3.9%
27,835,261	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	$27,835,261

Total Investment Company		27,835,261

(Cost $27,835,261)

Total Investments		$774,480,256
(Cost $844,227,555)(e) — 108.2%

Liabilities in excess of other assets — (8.2)%		(58,811,478)

NET ASSETS — 100.0%		$ 715,668,778

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	180	June 2025	$58,822	USD	$20,542,500	Barclays Capital Group
5 Year U.S. Treasury Note	77	June 2025	(1,428)	USD	8,328,031	Barclays Capital Group

Total			$57,394

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund

March 31, 2025 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 38.5%
Fannie Mae — 28.4%
$2,800,000	4.66%, 12/31/49(a)	$2,816,844
1,322,000	5.29%, 4/1/55(a)	1,357,735
3,000,000	(TBA), 2.00%, 4/1/55	2,385,636
50,000	Pool #AN0360, 3.95%, 12/1/45	42,370
2,158,130	Pool #AN0509, 2.72%, 3/1/26	2,122,704
2,881,367	Pool #AN2398, 2.52%, 7/1/28	2,734,022
5,110,000	Pool #AN2855, 2.22%, 9/1/26	4,956,645
86,978	Pool #AN7868, 3.06%, 12/1/27	84,440
9,179	Pool #BJ0657, 4.00%, 2/1/48	8,672
22,720	Pool #BJ2670, 4.00%, 4/1/48	21,463
51,098	Pool #BJ3178, 4.00%, 11/1/47	48,507
35,482	Pool #BJ5158, 4.00%, 4/1/48	33,520
40,682	Pool #BJ9439, 4.00%, 2/1/48	38,470
40,115	Pool #BJ9477, 4.00%, 4/1/48	37,935
45,630	Pool #BK7924, 4.00%, 11/1/48	43,149
20,710	Pool #BO1263, 3.50%, 6/1/49	19,011
512,173	Pool #BP3417, 2.50%, 5/1/51	428,245
144,310	Pool #BP8741, 2.50%, 6/1/50	121,137
192,997	Pool #BQ7523, 2.00%, 11/1/50	154,921
281,019	Pool #BQ7524, 2.50%, 10/1/50	237,133
1,385,109	Pool #BR2051, 2.50%, 6/1/51	1,158,136
300,000	Pool #BS0915, 1.62%, 3/1/31	251,104
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,232,021
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,615,705
2,500,000	Pool #BS9849, 4.97%, 11/1/28	2,551,500
7,098,969	Pool #BT1616, 2.00%, 4/1/51	5,700,407
1,427,546	Pool #BT8237, 4.00%, 6/1/52	1,333,060
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,524,902
2,527,688	Pool #BZ0624, 4.87%, 3/1/29	2,574,688
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,261,230
2,470,000	Pool #BZ2120, 4.36%, 10/1/29	2,470,245
1,875,000	Pool #BZ2581, 4.81%, 12/1/29	1,906,004
1,610,000	Pool #BZ2936, 4.58%, 1/1/30	1,621,461
42,045	Pool #CA1066, 4.00%, 1/1/48	39,741
20,904	Pool #CA1068, 3.50%, 1/1/48	19,160
34,142	Pool #CA2595, 4.50%, 11/1/48	33,139
61,804	Pool #CA2912, 4.00%, 12/1/48	58,556
43,083	Pool #CA3132, 4.00%, 2/1/49	40,744
42,799	Pool #CA3174, 4.00%, 2/1/49	40,472
255,199	Pool #CA3451, 3.50%, 5/1/49	232,784
184,571	Pool #CA3456, 3.50%, 5/1/49	168,799
308,445	Pool #CA9048, 2.00%, 2/1/51	247,305
963,443	Pool #CB0480, 2.50%, 5/1/51	805,567
357,161	Pool #CB0576, 2.50%, 5/1/51	299,931
1,365,746	Pool #CB2761, 3.00%, 2/1/52	1,190,563
2,108,917	Pool #CB3227, 3.50%, 3/1/52	1,906,236

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$2,581,701	Pool #CB3764, 4.00%, 6/1/52	$2,410,825
1,917,345	Pool #CB3797, 4.00%, 6/1/52	1,790,441
2,077,811	Pool #CB4272, 4.50%, 7/1/52	1,992,908
1,931,975	Pool #CB4314, 4.50%, 8/1/52	1,853,031
1,813,410	Pool #CB4463, 4.50%, 8/1/52	1,739,030
1,920,390	Pool #CB4767, 5.00%, 9/1/52	1,890,103
2,150,653	Pool #CB4967, 5.50%, 10/1/52	2,160,507
1,413,934	Pool #CB5166, 6.00%, 11/1/52	1,441,975
484,601	Pool #CB5202, 6.50%, 11/1/52	501,145
1,065,453	Pool #CB5220, 6.50%, 12/1/52	1,101,826
1,345,417	Pool #CB6607, 5.50%, 7/1/53	1,345,337
1,871,100	Pool #CB6783, 5.00%, 7/1/53	1,839,850
1,998,792	Pool #CB6784, 5.50%, 7/1/53	2,009,412
1,961,296	Pool #CB6826, 5.50%, 7/1/53	1,970,119
1,975,389	Pool #CB7160, 6.50%, 9/1/53	2,039,182
2,066,324	Pool #CB9076, 5.50%, 8/1/54	2,072,980

		81,134,690

Freddie Mac — 7.9%
37,428	Pool #Q59453, 4.00%, 11/1/48	35,403
168,346	Pool #QB5731, 2.00%, 11/1/50	135,133
187,789	Pool #QB5732, 2.50%, 11/1/50	157,402
850,397	Pool #QC3844, 2.00%, 6/1/51	679,964
243,921	Pool #QC3845, 2.50%, 6/1/51	203,875
933,761	Pool #QC7895, 2.00%, 9/1/51	746,041
662,369	Pool #QE4428, 4.00%, 6/1/52	618,528
1,911,819	Pool #QE6510, 4.50%, 7/1/52	1,833,994
1,838,251	Pool #QG5944, 5.00%, 6/1/53	1,813,746
49,401	Pool #RA1713, 3.00%, 11/1/49	43,393
77,150	Pool #RA1714, 3.00%, 11/1/49	67,768
128,524	Pool #RA2256, 3.00%, 3/1/50	112,933
169,168	Pool #RA2340, 3.00%, 3/1/50	148,593
159,895	Pool #RA2395, 2.50%, 4/1/50	134,369
381,367	Pool #RA2575, 2.50%, 5/1/50	320,366
133,650	Pool #RA2727, 2.00%, 5/1/50	107,490
132,537	Pool #RA2728, 2.50%, 5/1/50	111,296
336,405	Pool #RA2740, 2.50%, 6/1/50	284,392
262,097	Pool #RA3680, 2.50%, 9/1/50	219,849
186,167	Pool #RA3751, 2.00%, 10/1/50	150,404
315,251	Pool #RA4503, 2.00%, 2/1/51	252,762
289,153	Pool #RA4927, 2.00%, 3/1/51	231,562
425,389	Pool #RA5020, 2.00%, 4/1/51	340,531
1,141,895	Pool #RA5195, 2.50%, 5/1/51	950,370
811,198	Pool #RA5197, 2.50%, 5/1/51	678,522
445,730	Pool #RA5237, 2.50%, 5/1/51	372,828
1,343,675	Pool #RA5571, 2.50%, 7/1/51	1,122,658
200,568	Pool #RA5621, 2.50%, 8/1/51	167,577
679,751	Pool #RA5701, 2.00%, 8/1/51	543,096

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$183,351	Pool #RA5874, 2.50%, 9/1/51	$153,079
2,241,806	Pool #RA6108, 3.50%, 3/1/52	2,026,526
1,792,814	Pool #RA6760, 3.00%, 2/1/52	1,562,851
1,909,511	Pool #RA7454, 4.00%, 6/1/52	1,782,830
1,631,723	Pool #RA7714, 4.50%, 7/1/52	1,565,300
43,772	Pool #V84506, 4.00%, 7/1/48	41,404
40,171	Pool #V84836, 4.00%, 11/1/48	37,998
59,109	Pool #V85365, 3.50%, 4/1/49	54,374
171,711	Pool #V85381, 3.50%, 4/1/49	157,174
1,972,937	Pool #WA4461, 4.72%, 1/1/30	1,999,368
32,781	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	31,911
43,815	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	42,817
126,082	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	122,830
949,464	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	910,163
46,913	Series KF57, Class A, (SOFR30A + 0.654%), 5.01%, 12/25/28(c)	46,938
298,067	Series Q014, Class A1, 1.56%, 1/25/36	244,474

		23,364,882

Ginnie Mae — 0.0%
63,443	Pool #AC3667, 1.66%, 8/15/26	61,357
20,812	Pool #BB3740, 4.00%, 11/15/47	19,776
54,757	Pool #BE3008, 4.00%, 4/20/48	51,942
28,268	Series 2018-2, Class AD, 2.40%, 3/16/59	24,861
17,785	Series 2018-26, Class AD, 2.50%, 3/16/52	16,671

		174,607

Small Business Administration — 2.0%
269,513	Pool #130612, 10.63%, 5/25/34	298,173
655,746	Pool #130613, 10.88%, 10/25/34(a)	758,255
161,983	Pool #130614, 10.61%, 3/25/35	179,699
143,037	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(c)	158,767
533,839	Pool #530677, (Prime Index + 3.605%), 11.11%, 10/25/34(c)	616,503
257,249	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(c)	280,853
469,350	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(c)	520,372
480,725	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(c)	535,858
261,280	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(c)	302,622
876,430	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(c)	983,001
706,633	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(c)	788,397

		5,422,500

U.S. International Development Finance Corp. — 0.2%
500,000	Series AA-1, 0.00%, 1/17/26(d)	556,558

Total U.S. Government Agency Backed Mortgages		110,653,237

(Cost $115,898,022)

Corporate Bonds — 27.0%
Consumer, Non-cyclical — 19.4%
2,200,000	AbbVie, Inc., 4.80%, 3/15/29	2,227,582

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$3,500,000	Amgen, Inc., 5.25%, 3/2/33	$3,550,239
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,674,968
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	428,786
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,672,748
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,494,325
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,820,469
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,541,481
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	916,874
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	57,182
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,162,300
1,700,000	Eli Lilly & Co., 4.75%, 2/12/30	1,725,445
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,488,938
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,467,682
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,944,091
2,300,000	HCA, Inc., 5.00%, 3/1/28	2,318,590
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,842,257
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,346,200
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	326,173
1,300,000	Johnson & Johnson, 4.70%, 3/1/30	1,322,011
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,550,210
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	875,876
250,000	Medtronic, Inc., 4.38%, 3/15/35	240,241
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,477,797
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,423,541
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,953,786
1,665,000	Solventum Corp., 5.45%, 2/25/27(e)	1,687,149
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,925,909
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,528,504

		55,991,354

Financial — 3.6%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	324,676
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	242,944
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,398,798
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	225,289
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,849,823
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	583,878
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,190,723
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,086,459
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,471,943

		10,374,533

Industrial — 1.5%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,396,021

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	$ 957,772
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	928,503
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	62,117
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	41,883

		4,386,296

Utilities — 2.5%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,053,791
2,720,000	American Water Capital Corp., 5.25%, 3/1/35	2,734,141
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,299,441

		7,087,373

Total Corporate Bonds		77,839,556

(Cost $79,752,595)

Municipal Bonds — 15.5%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	598,928

Arizona — 0.3%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	705,394
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	221,095

		926,489

Arkansas — 0.00%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	96,212

California — 4.6%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	231,108
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	722,935
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	807,773
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	367,784
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	95,407
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	95,944
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	341,896
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	652,970
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	252,161
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	98,963

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	$197,358
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,480,005
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	148,855
150,000	Kern Community College District GO, 2.54%, 11/1/26	145,927
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	224,353
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	261,603
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	443,351
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	438,298
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	624,200
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	198,426
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	221,556
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	853,712
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	637,992
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	117,401
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	101,379
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	341,627
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	884,494
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	759,196
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	563,822
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	94,770
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	303,315
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	300,263
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	297,940

		13,306,784

Colorado — 0.8%
1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	1,971,947
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	251,617

		2,223,564

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Connecticut — 1.1%
$325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$298,973
2,775,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	2,793,095

		3,092,068

District of Columbia — 0.6%
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	152,900
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	340,228
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	185,164
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	183,062
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	185,733
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	123,893
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	126,082
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	516,489

		1,813,551

Florida — 0.6%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,825,519

Georgia — 0.2%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	269,250
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	415,636

		684,886

Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	637,557
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	238,250

		875,807

Idaho — 0.1%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	352,295

Iowa — 0.00%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 5/1/25 @ 100	99,122

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Maryland — 0.1%
$ 225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	$206,366

Massachusetts — 0.5%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	559,600
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	889,033

		1,448,633

Michigan — 0.7%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	654,613
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,141,612
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	92,846
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	196,484

		2,085,555

Nebraska — 0.1%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	96,891
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 5/1/25 @ 100	246,209

		343,100

Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	235,565

New York — 0.3%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	495,105
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	404,948

		900,053

Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	128,604

Oklahoma — 0.5%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	674,152
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	689,824

		1,363,976

Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	322,457

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	$278,268
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	324,856
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	686,126

		1,611,707

Pennsylvania — 0.5%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	181,167
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	750,820
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	493,422
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	99,293

		1,524,702

Rhode Island — 0.9%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,155,938
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	343,233
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	142,661
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	908,325

		2,550,157

Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	150,786

Texas — 1.1%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	241,158
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	168,101
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	282,093
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	621,324
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	673,947
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	330,278
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	263,397
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	210,596
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	118,918
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	268,833

		3,178,645

Utah — 0.2%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	477,926

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Vermont — 0.00%
$100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	$95,811

Washington — 0.9%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,458,236

Total Municipal Bonds		44,655,047

(Cost $49,233,735)

Asset Backed Securities — 11.6%
1,620,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(e)	1,657,501
400,000	ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(e)	405,724
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,515,343
1,536,735	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(e)	1,528,622
2,377,796	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(e)	2,427,876
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(e)	1,021,453
964,191	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(e)	973,643
2,414,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29(e)	2,474,224
1,250,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30(e)	1,251,246
3,103,596	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	2,982,847
872,968	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	782,450
1,298,964	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	1,016,435
799,930	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	687,245
199,982	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	119,711
1,856,765	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,856,185
2,285,685	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	2,157,514
3,653,955	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,292,327
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	324,929
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	815,822
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(e)	2,384,994

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(e)	$2,268,558
860,262	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(e)	860,131
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(e)	1,519,457

Total Asset Backed Securities		33,324,237

(Cost $34,556,747)

U.S. Government Agency Obligations — 2.6%
Small Business Administration — 1.4%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(c)	1,705
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(c)	1,312
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(a)	888
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(a)	1,469
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(a)	1,346
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	1,536
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	1,536
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	1,106
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(c)	2,991
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(a)	3,641
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(a)	1,453
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(a)	829
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(c)	3,898
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(a)	3,265
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(a)	6,462
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(a)	6,462
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(a)	4,615
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(c)	2,879
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(c)	17,444
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	6,396
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	1,337
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(c)	11,421
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(a)	7,194
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(a)	5,598
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(a)	2,892
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(c)	33,010
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(c)	15,345
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(c)	43,035
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(a)	12,397
197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(a)	11,529
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(a)	9,966
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(a)	8,513
129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(a)	8,676
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(a)	12,455
8,000	(Prime Index - 2.500%), 5.00%, 2/25/28(c)	8,008
66,622	(Prime Index - 2.500%), 5.00%, 4/25/44(c)	66,812

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$6,207	(TBA), 5.58%, 9/23/25(a),(c)	$6,168
28,319	(Prime Index - 0.675%), 6.83%, 9/25/43(c)	29,525
142,279	(Prime Index - 0.675%), 6.83%, 11/25/45(c)	149,756
50,220	7.08%, 7/25/30	50,167
116,168	(Prime Index + 0.120%), 7.62%, 1/25/46(c)	124,208
173,289	(Prime Index + 0.325%), 7.83%, 6/25/31(c)	181,861
243,763	(Prime Index + 0.325%), 7.83%, 7/25/31(c)	255,767
232,753	(Prime Index + 0.325%), 7.83%, 2/25/32(c)	244,827
50,659	(Prime Index + 0.325%), 7.83%, 9/25/44(c)	53,940
783,440	(Prime Index + 0.325%), 7.83%, 8/25/46(c)	843,952
432,353	(Prime Index + 0.375%), 7.88%, 10/25/31(c)	455,473
430,214	(Prime Index + 0.375%), 7.88%, 8/25/46(c)	462,026
22,074	(Prime Index + 0.564%), 8.06%, 3/25/43(c)	23,265
127,331	(Prime Index + 0.575%), 8.08%, 4/25/31(c)	133,367
10,758	(Prime Index + 0.700%), 8.20%, 2/25/28(c)	11,044
329,730	(Prime Index + 0.825%), 8.33%, 9/25/31(c)	348,712
230,535	(Prime Index + 0.875%), 8.38%, 1/25/32(c)	244,517
14,307	(Prime Index + 1.002%), 8.50%, 11/25/28(c)	14,851
31,092	(Prime Index + 1.234%), 8.73%, 6/25/29(c)	32,766
17,871	9.08%, 9/25/29	18,245
43,506	(Prime Index + 1.575%), 9.08%, 7/25/30(c)	45,812
40,925	(Prime Index + 2.325%), 9.83%, 10/25/30(c)	43,827
62,201	(Prime Index + 2.325%), 9.83%, 1/25/31(c)	67,299

		4,170,796

U.S. International Development Finance Corp. — 1.2%
1,000,000	1.44%, 4/15/28	938,599
500,000	1.65%, 4/15/28	471,734
2,027,875	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(c)	2,027,875

		3,438,208

Total U.S. Government Agency Obligations		7,609,004

(Cost $8,100,247)

Collateralized Mortgage Obligations — 1.5%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.41%, 1/17/39(c),(e)	2,754,351
1,550,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42(c),(e)	1,527,320

Total Collateralized Mortgage Obligations		4,281,671

(Cost $4,334,629)

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Investment Company — 4.1%
11,792,692	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$11,792,692

Total Investment Company		11,792,692

(Cost $11,792,692)

Total Investments		$290,155,444

(Cost $303,668,667)(g) — 100.8%

Liabilities in excess of other assets — (0.8)%		(2,443,279)

NET ASSETS — 100.0%		$287,712,165

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	81	June 2025	$ 68,954	USD	$ 9,244,125	Barclays Capital Group
2 Year U.S. Treasury Note	77	June 2025	89,408	USD	15,952,234	Barclays Capital Group
30 Year U.S. Treasury Bond	157	June 2025	279,163	USD	18,413,156	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	154	June 2025	182,403	USD	18,826,500	Barclays Capital Group
5 Year U.S. Treasury Note	171	June 2025	19,352	USD	18,494,719	Barclays Capital Group

Total			$639,280

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2025 (Unaudited)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $816,392,294 and $291,875,975, respectively)	$746,644,995	$278,362,752
Affiliated investments (cost $27,835,261 and $11,792,692, respectively)	27,835,261	11,792,692
Cash	—	450,695
Cash at broker for financial futures contracts	772,063	1,704,357
Interest and dividend receivable	2,925,334	1,622,666
Receivable from advisor	54,474	29,741
Receivable for capital shares issued	60,905	18,534
Receivable for investments sold	73,503	38,443
Receivable for Variation margin on futures contracts	16,875	103,805
Unrealized appreciation on futures contracts	58,822	639,280
Prepaid expenses and other assets	22,151	24,311

Total Assets	778,464,383	294,787,276

Liabilities:
Cash overdraft	20,015	—
Professional fees payable	4,467	4,467
Distributions payable	693,418	171,899
Payable for capital shares redeemed	1,258,887	182,285
Payable for investments purchased	60,400,839	6,561,585
Unrealized depreciation on futures contracts	1,428	—
Accrued expenses and other payables:
Investment advisory fees	196,589	79,135
Accounting fees	14,404	9,327
Audit fees	20,888	20,888
Distribution fees	3,123	402
Custodian fees	1,361	308
Shareholder reports	21,075	7,606
Shareholder servicing fees	25,856	—
Transfer agent fees	75,547	15,663
Other	57,708	21,546

Total Liabilities	62,795,605	7,075,111

Net Assets	$715,668,778	$287,712,165

Net Assets Consists of:
Capital	$852,398,493	$323,535,669
Accumulated earnings	(136,729,715)	(35,823,504)

Net Assets	$715,668,778	$287,712,165

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Net Assets
Class A	$5,515,206	$1,521,051
Class I	657,047,126	123,801,621
Class IS	53,106,446	N/A
Class R6	N/A	122,352,096
Class Y	N/A	40,037,397

Total	$715,668,778	$287,712,165

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	719,022	176,239
Class I	85,646,727	14,302,501
Class IS	6,925,389	N/A
Class R6	N/A	14,139,855
Class Y	N/A	4,631,004

Total	93,291,138	33,249,599

Net Asset Values and Redemption Prices Per Share:
Class A	$7.67	$8.63

Class I	$7.67	$8.66

Class IS	$7.67	$ N/A

Class R6	$ N/A	$8.65

Class Y	$ N/A	$8.65

Maximum Offering Price Per Share:
Class A	$7.97	$8.97

Maximum Sales Charge - Class A	3.75%	3.75%

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2025

(Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Investment Income:
Interest income	$12,519,179	$6,294,628
Dividend income - affiliated	524,751	175,791

Total Investment Income	13,043,930	6,470,419
Expenses:
Investment advisory fees	1,175,968	494,124
Distribution fees–Class A	6,967	1,881
Accounting fees	93,324	44,901
Audit fees	21,838	21,838
Custodian fees	28,249	7,166
Insurance fees	2,260	1,695
Legal fees	11,989	14,109
Registrations and filing fees	37,359	34,433
Shareholder reports	43,753	21,127
Transfer agent fees–Class A	3,904	2,763
Transfer agent fees–Class I	205,496	87,289
Transfer agent fees–Class IS	22,729	—
Transfer agent fees–Class R6	—	13,427
Transfer agent fees–Class Y	—	1,763
Trustees’ fees and expenses	15,766	6,708
Shareholder services administration fees–Class I	154,841	—
Tax expense	2,331	2,331
Other fees	6,324	4,294

Total expenses before fee waiver/reimbursement	1,833,098	759,849
Expenses waived/reimbursed by:
Advisor	(343,222)	(170,128)

Net expenses	1,489,876	589,721

Net Investment Income	11,554,054	5,880,698

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(3,194,426)	(1,644,094)
Futures contracts	1,001,773	(3,287,580)

Net realized losses	(2,192,653)	(4,931,674)
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,055,021)	(2,032,193)
Futures contracts	16,016	776,100

Net unrealized losses	(11,039,005)	(1,256,093)

Change in net assets resulting from operations	$(1,677,604)	$(307,069)

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Access Capital
	Community
	Investment Fund
	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
From Investment Activities
Operations:
Net investment income	$11,554,054	$21,876,773
Net realized gains/(losses) from investments and futures contracts	(2,192,653)	3,200,462
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(11,039,005)	50,490,742

Change in net assets resulting from operations	(1,677,604)	75,567,977

Distributions to Shareholders:
Class A	(91,333)	(209,509)
Class I	(11,267,840)	(21,527,633)
Class IS	(867,000)	(1,712,275)

Change in net assets resulting from shareholder distributions	(12,226,173)	(23,449,417)

Capital Transactions: (Note 6)
Proceeds from shares issued	105,968,438	90,056,666
Distributions reinvested	8,181,601	16,034,292
Cost of shares redeemed	(53,967,016)	(148,286,842)

Change in net assets resulting from capital transactions	60,183,023	(42,195,884)

Net increase in net assets	46,279,246	9,922,676
Net Assets:
Beginning of period	669,389,532	659,466,856

End of period	$715,668,778	$669,389,532

Share Transactions:
Issued	13,991,913	11,981,562
Reinvested	1,073,968	2,126,253
Redeemed	(7,091,336)	(19,640,630)

Change in shares resulting from capital transactions	7,974,545	(5,532,815)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Impact Bond Fund
	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
From Investment Activities
Operations:
Net investment income	$5,880,698	$10,260,994
Net realized losses from investments and futures contracts	(4,931,674)	(1,224,468)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(1,256,093)	19,839,936

Change in net assets resulting from operations	(307,069)	28,876,462

Distributions to Shareholders:
Class A	(28,648)	(43,807)
Class I	(2,392,180)	(4,395,789)
Class R6	(2,518,376)	(3,676,830)
Class Y	(821,196)	(2,076,581)

Change in net assets resulting from shareholder distributions	(5,760,400)	(10,193,007)

Capital Transactions: (Note 6)
Proceeds from shares issued	26,318,567	71,764,723
Distributions reinvested	4,685,629	9,039,430
Cost of shares redeemed	(31,136,058)	(46,746,385)

Change in net assets resulting from capital transactions	(131,862)	34,057,768

Net increase/(decrease) in net assets	(6,199,331)	52,741,223
Net Assets:
Beginning of period	293,911,496	241,170,273

End of period	$287,712,165	$293,911,496

Share Transactions:
Issued	3,063,477	8,359,273
Reinvested	545,030	1,058,893
Redeemed	(3,634,376)	(5,517,191)

Change in shares resulting from capital transactions	(25,869)	3,900,975

See Notes to the Financial Statements.

42

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$7.85	0.12	(0.18)	(0.06)	(0.12)	(0.12)	$7.67
Year Ended 9/30/24	7.26	0.22	0.61	0.83	(0.24)	(0.24)	7.85
Year Ended 9/30/23	7.56	0.20	(0.28)	(0.08)	(0.22)	(0.22)	7.26
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Class I
Six Months Ended 3/31/25 (Unaudited)	$7.85	0.13	(0.17)	(0.04)	(0.14)	(0.14)	$7.67
Year Ended 9/30/24	7.26	0.25	0.61	0.86	(0.27)	(0.27)	7.85
Year Ended 9/30/23	7.56	0.23	(0.29)	(0.06)	(0.24)	(0.24)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Class IS
Six Months Ended 3/31/25 (Unaudited)	$7.84	0.13	(0.16)	(0.03)	(0.14)	(0.14)	$7.67
Year Ended 9/30/24	7.26	0.25	0.60	0.85	(0.27)	(0.27)	7.84
Year Ended 9/30/23	7.56	0.23	(0.28)	(0.05)	(0.25)	(0.25)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

43

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(0.69)%	(c)	$ 5,515	0.79%	(d)	0.79%	(d)	3.08%	(d)	0.82%	(d)	53%
Year Ended 9/30/24	11.68%		6,045	0.80%		0.80%		2.97%		0.80%		127%
Year Ended 9/30/23	(1.20)%		6,963	0.80%		0.80%		2.61%		1.05%		74%
Year Ended 9/30/22	(13.84)%		9,515	0.80%		0.80%		1.36%		0.84%		21%
Year Ended 9/30/21	(0.61)%		14,233	0.80%		0.80%		1.07%		0.86%		25%
Year Ended 9/30/20	3.65%		16,662	0.80%		0.80%		1.71%		0.90%		23%
Class I
Six Months Ended 3/31/25 (Unaudited)	(0.51)%	(c)	$657,047	0.44%	(d)	0.44%	(d)	3.44%	(d)	0.54%	(d)	53%
Year Ended 9/30/24	12.03%		615,906	0.45%		0.45%		3.32%		0.55%		127%
Year Ended 9/30/23	(0.85)%		600,100	0.45%		0.45%		2.98%		0.53%		74%
Year Ended 9/30/22	(13.44)%		643,252	0.45%		0.45%		1.74%		0.51%		21%
Year Ended 9/30/21	(0.37)%		701,768	0.45%		0.45%		1.42%		0.52%		25%
Year Ended 9/30/20	4.13%		562,573	0.45%		0.45%		2.06%		0.51%		23%
Class IS
Six Months Ended 3/31/25 (Unaudited)	(0.36)%	(c)	$ 53,106	0.39%	(d)	0.39%	(d)	3.49%	(d)	0.52%	(d)	53%
Year Ended 9/30/24	11.95%		47,438	0.40%		0.40%		3.36%		0.53%		127%
Year Ended 9/30/23	(0.80)%		52,403	0.40%		0.40%		3.03%		0.53%		74%
Year Ended 9/30/22	(13.40)%		51,376	0.40%		0.40%		1.87%		0.50%		21%
Year Ended 9/30/21	(0.21)%		31,237	0.40%		0.40%		1.47%		0.55%		25%
Year Ended 9/30/20	4.19%		15,566	0.40%		0.40%		2.06%		0.59%		23%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers during the six months ended 3/31/25 was 0.01% and less than 0.01% for all other periods.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

44

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

45

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$ 8.81	0.17	(0.19)	(0.02)	(0.16)	—	(0.16)	$ 8.63
Year Ended 9/30/24	8.19	0.31	0.62	0.93	(0.31)	—	(0.31)	8.81
Year Ended 9/30/23	8.42	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.19
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/25 (Unaudited)	$ 8.84	0.18	(0.19)	(0.01)	(0.17)	—	(0.17)	$ 8.66
Year Ended 9/30/24	8.21	0.33	0.63	0.96	(0.33)	—	(0.33)	8.84
Year Ended 9/30/23	8.44	0.27	(0.23)	0.04	(0.27)	—	(0.27)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Class R6
Six Months Ended 3/31/25 (Unaudited)	$ 8.83	0.18	(0.18)	—	(0.18)	—	(0.18)	$ 8.65
Year Ended 9/30/24	8.21	0.34	0.61	0.95	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.44	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Class Y
Six Months Ended 3/31/25 (Unaudited)	$ 8.83	0.18	(0.18)	—	(0.18)	—	(0.18)	$ 8.65
Year Ended 9/30/24	8.20	0.33	0.63	0.96	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.43	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.20
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(c)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020.

46

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

47

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(0.17)%(b)	$ 1,521	0.70%(c)	3.89%(c)	1.08%(c)	42%
Year Ended 9/30/24	11.51%	1,552	0.69%	3.66%	1.03%	79%
Year Ended 9/30/23	0.18%	974	0.70%	2.89%	1.09%	79%
Year Ended 9/30/22	(15.30)%	941	0.70%	1.91%	0.70%	33%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Period Ended 9/30/20(d)	5.48%(b)	11	0.70%(c)	1.56%(c)	85.65%(c)	31%
Class I
Six Months Ended 3/31/25 (Unaudited)	(0.04)%(b)	$123,802	0.45%(c)	4.14%(c)	0.61%(c)	42%
Year Ended 9/30/24	11.89%	119,230	0.44%	3.88%	0.63%	79%
Year Ended 9/30/23	0.44%	108,268	0.45%	3.15%	0.62%	79%
Year Ended 9/30/22	(15.05)%	95,006	0.45%	1.70%	0.65%	33%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Class R6
Six Months Ended 3/31/25 (Unaudited)	(0.02)%(b)	$122,352	0.40%(c)	4.19%(c)	0.48%(c)	42%
Year Ended 9/30/24	11.82%	125,646	0.39%	3.95%	0.50%	79%
Year Ended 9/30/23	0.49%	80,372	0.40%	3.21%	0.48%	79%
Year Ended 9/30/22	(15.01)%	66,391	0.40%	1.69%	0.52%	33%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Class Y
Six Months Ended 3/31/25 (Unaudited)	(0.02)%(b)	$ 40,037	0.40%(c)	4.18%(c)	0.47%(c)	42%
Year Ended 9/30/24	11.96%	47,484	0.39%	3.92%	0.49%	79%
Year Ended 9/30/23	0.49%	51,555	0.40%	3.19%	0.49%	79%
Year Ended 9/30/22	(15.11)%	51,307	0.40%	1.70%	0.50%	33%
Period Ended 9/30/21(e)	0.90%(b)	60,373	0.40%(c)	0.99%(c)	0.59%(c)	36%

48

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers was 0.01% during the year ended 9/30/24 and less than 0.01% for all other periods.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020.

(e)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

49

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the RBC BlueBay Access Capital Fund (formerly, Access Capital Community Investment Fund) was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-RBC BlueBay Access Capital Community Investment Fund (“Access Capital Community Investment Fund”)

-RBC BlueBay Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

50

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the

51

NOTES TO FINANCIAL STATEMENTS

fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

52

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
RBC BlueBay Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$13,019,292	$—	$13,019,292
U.S. Government Agency Backed Mortgages	—	712,189,865	—	712,189,865
U.S. Government Agency Obligations	—	21,332,739	—	21,332,739
Investment Company	27,835,261	—	—	27,835,261
Corporate Bond	—	103,099	—	103,099
Other Financial Instruments*
Financial futures contracts	58,822	—	—	58,822

Total Assets	$27,894,083	$746,644,995	$—	$774,539,078

Liabilities:

Other Financial Instruments:
Financial futures contracts	$(1,428)	$—	$—	$(1,428)

RBC BlueBay Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	44,655,047	—	44,655,047
U.S. Government Agency Backed Mortgages	—	110,653,237	—	110,653,237
U.S. Government Agency Obligations	—	7,609,004	—	7,609,004
Asset Backed Securities	—	33,324,237	—	33,324,237
Collateralized Mortgage Obligations	—	4,281,671	—	4,281,671
Investment Company	11,792,692	—	—	11,792,692
Corporate Bonds	—	77,839,556	—	77,839,556
Other Financial Instruments*
Financial futures contracts	639,280	—	—	639,280

Total Assets	$12,431,972	$278,362,752	$—	$290,794,724

* Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

53

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the RBC BlueBay Access Capital Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

54

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2025.

Fair Values of Derivative Financial Instrument as of March 31, 2025(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$58,822	$639,280

Total	$58,822	$639,280

Liability Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$1,428	$—

Total	$1,428	$—

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$1,001,773	$(3,287,580)

Total	$1,001,773	$(3,287,580)

55

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$16,016	$776,100

Total	$16,016	$776,100

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended March 31, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Futures long position (contracts)	299	565
Futures short position (contracts)	30	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

56

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2024	Purchases	Sales	Value March 31, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
RBC BlueBay Access Capital Community Investment Fund	$7,567,885	$180,182,444	$(159,915,068)	$27,835,261	$524,751
RBC BlueBay Impact Bond Fund	7,460,944	68,846,632	(64,514,884)	11,792,692	175,791

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

57

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.35%
RBC BlueBay Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
RBC BlueBay Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2026, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2025, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22		FYE 9/30/23		FYE 9/30/24	FYE 9/30/25	Total
RBC BlueBay Access Capital Community Investment Fund	$	N/A	$	N/A	$325,104	$323,149	$648,253
RBC BlueBay Impact Bond Fund		220,195		291,003	357,998	163,413	1,032,609

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2025, the amount waived was $20,073 and $6,715 for RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

58

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

The table below shows, as of March 31, 2025, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
RBC BlueBay Impact Bond Fund	$287,712,165	4,633,071	13.9%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2025, there were no fees waived by the Distributor.

For the six months ended March 31, 2025, the Distributor received commissions of $200 in front-end sales charges of Class A shares of the Funds, of which $200 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

59

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2025.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
RBC BlueBay Access Capital Community Investment Fund	$—	$768,632	$418,350,934	$378,334,155
RBC BlueBay Impact Bond Fund	36,115,820	41,446,572	82,011,066	74,902,941

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$132,657	$141,191	$—	$500,000
Distributions reinvested	90,980	206,765	28,648	43,697
Cost of shares redeemed	(619,158)	(1,760,200)	(27,724)	(64,438)

Change in Class A	$(395,521)	$(1,412,244)	$924	$479,259

Class I
Proceeds from shares issued	$95,853,328	$77,994,836	$11,754,922	$21,536,884
Distributions reinvested	7,248,217	14,144,109	2,344,163	4,305,097
Cost of shares redeemed	(49,180,232)	(123,806,572)	(7,144,388)	(23,110,439)

Change in Class I	$53,921,313	$(31,667,627)	$6,954,697	$2,731,542

Class IS
Proceeds from shares issued	$9,982,453	$11,920,639	$—	$—
Distributions reinvested	842,404	1,683,418	—	—
Cost of shares redeemed	(4,167,626)	(22,720,070)	—	—

Change in Class IS	$6,657,231	$(9,116,013)	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$14,563,645	$49,727,839
Distributions reinvested	—	—	1,491,622	2,619,363
Cost of shares redeemed	—	—	(16,663,946)	(13,571,508)

Change in Class R6	$—	$—	$(608,679)	$38,775,694

60

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Class Y
Distributions reinvested	$—	$—	$821,196	$2,071,273
Cost of shares redeemed	—	—	(7,300,000)	(10,000,000)

Change in Class Y	$—	$—	$(6,478,804)	$(7,928,727)

Change in net assets resulting from capital transactions	$60,183,023	$(42,195,884)	$(131,862)	$34,057,768

SHARE TRANSACTIONS:
Class A
Issued	17,450	18,684	—	59,595
Reinvested	11,942	27,435	3,341	5,122
Redeemed	(80,955)	(234,479)	(3,233)	(7,548)

Change in Class A	(51,563)	(188,360)	108	57,169

Class I
Issued	12,658,356	10,386,548	1,368,126	2,514,330
Reinvested	951,399	1,875,271	272,555	504,099
Redeemed	(6,460,577)	(16,432,616)	(832,378)	(2,706,684)

Change in Class I	7,149,178	(4,170,797)	808,303	311,745

Class IS
Issued	1,316,107	1,576,330	—	—
Reinvested	110,627	223,547	—	—
Redeemed	(549,804)	(2,973,535)	—	—

Change in Class IS	876,930	(1,173,658)	—	—

Class R6
Issued	—	—	1,695,351	5,785,348
Reinvested	—	—	173,533	306,699
Redeemed	—	—	(1,953,742)	(1,656,146)

Change in Class R6	—	—	(84,858)	4,435,901

Class Y
Reinvested	—	—	95,601	242,973
Redeemed	—	—	(845,023)	(1,146,813)

Change in Class Y	—	—	(749,422)	(903,840)

Change in shares resulting from capital transactions	7,974,545	(5,532,815)	(25,869)	3,900,975

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

61

NOTES TO FINANCIAL STATEMENTS

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RBC BlueBay Access Capital Community Investment Fund	$844,227,555	$1,690,772	$(71,438,071)	$(69,747,299)
RBC BlueBay Impact Bond Fund	303,668,667	1,479,362	(14,992,585)	(13,513,223)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$23,438,888	$23,438,888	$23,438,888
RBC BlueBay Impact Bond Fund	10,063,324	10,063,324	10,063,324

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2025.

As of September 30, 2024, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $11,811,252 and $3,894,129 and a long-term capital loss carryforward of $51,767,218 and $14,386,079 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2024, the Access Capital Community Investment Fund and the Impact Bond Fund had utilized capital loss carryforward of $6,994,555 and $2,018,127 respectively.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank,N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2025. There were no borrowings made by the Funds under the line of credit during the six months ended March 31, 2025.

62

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
RBC BlueBay Access Capital Community Investment Fund	1	19.6%
RBC BlueBay Impact Bond Fund	1	16.2%

In addition, an unaffiliated shareholder owned 16.0% of the Impact Bond Fund as of March 31, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

63

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-II SAR 03-25

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended March 31, 2025 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2025 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 73.9%
Angola — 1.2%
$1,240,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$1,154,085
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	254,118

		1,408,203

Argentina — 2.9%
3,208,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	1,853,640
2,527,095	Argentine Republic Government International Bond, 4.13%, 7/9/35	1,579,143

		3,432,783

Armenia — 0.9%
351,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	338,807
779,000	Republic of Armenia International Bond, 6.75%, 3/12/35(b)	751,939

		1,090,746

Bahrain — 0.4%
600,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	508,456

Benin — 0.5%
620,000	Benin Government International Bond, 8.38%, 1/23/41(a)	588,801

Brazil — 1.4%
770,000	Brazilian Government International Bond, 6.25%, 3/18/31	786,603
890,000	Brazilian Government International Bond, 7.13%, 5/13/54	852,812

		1,639,415

Bulgaria — 0.4%
530,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	513,820

Chile — 1.4%
400,000	Chile Government International Bond, 3.10%, 1/22/61	240,247
700,000	Chile Government International Bond, 4.00%, 1/31/52	533,563
925,000	Chile Government International Bond, 5.33%, 1/5/54	869,206

		1,643,016

Colombia — 4.8%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	572,497
1,320,000	Colombia Government International Bond, 3.88%, 2/15/61	689,064
410,000	Colombia Government International Bond, 4.13%, 5/15/51	233,618
1,995,000	Colombia Government International Bond, 7.75%, 11/7/36	1,949,881
1,310,000	Colombia Government International Bond, 8.00%, 11/14/35	1,322,415
965,000	Colombia Government International Bond, 8.38%, 11/7/54	923,660

		5,691,135

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Costa Rica — 0.9%
$ 200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	$205,402
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	205,402
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	672,105

		1,082,909

Dominican Republic — 4.0%
967,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	970,622
350,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	351,951
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	478,469
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(b)	773,666
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	605,646
547,000	Dominican Republic International Bond, 7.15%, 2/24/55(b)	549,725
8,350,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	141,442
55,000,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	931,657

		4,803,178

Ecuador — 1.2%
285,000	Ecuador Government International Bond, 0.00%, 7/31/30(a),(d)	136,770
260,000	Ecuador Government International Bond, 5.00%, 7/31/40(a)	115,813
2,419,840	Ecuador Government International Bond, 5.50%, 7/31/35(a)	1,189,441

		1,442,024

Egypt — 2.6%
880,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	826,025
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	164,835
1,014,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	675,971
1,210,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	862,126
595,000	Egypt Government International Bond, EMTN, 8.63%, 2/4/30(a)	576,272

		3,105,229

El Salvador — 1.1%
824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	18,224
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	529,224
790,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	795,193

		1,342,641

Ghana — 1.3%
54,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(d)	50,557
100,008	Ghana Government International Bond, 0.00%, 1/3/30(a),(d)	76,673
760,000	Ghana Government International Bond, 5.00%, 7/3/29(a)	661,583
1,025,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	723,137

		1,511,950

Guatemala — 1.8%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	325,418

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 665,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	$663,798
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	679,561
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	478,542

		2,147,319

Hungary — 0.5%
1,100,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	656,287

India — 1.0%
1,205,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	1,214,589

Indonesia — 0.6%
1,235,000	Indonesia Government International Bond, 3.35%, 3/12/71	759,859

Iraq — 0.4%
438,750	Iraq International Bond, 5.80%, 1/15/28(a)	429,607

Ivory Coast — 0.5%
200,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(a)	194,426
220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	213,868
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	201,920

		610,214

Kazakhstan — 0.9%
600,000	Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(a)	593,373
102,500,000(e)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	194,196
175,000,000(e)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	325,744

		1,113,313

Kenya — 0.9%
671,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(b)	610,859
520,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	507,823

		1,118,682

Lebanon — 1.2%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(f)	5,619
716,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(f)	111,376
2,621,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(f)	409,847
811,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(a),(f)	126,087
550,000	Lebanon Government International Bond, EMTN, 6.25%, 11/4/24(a),(f)	85,786
2,230,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(f)	347,180

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 269,000	Lebanon Government International Bond, Series 15Y, 6.75%, 11/29/27(a),(f)	$42,117
1,951,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(f)	304,584
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(f)	782

		1,433,378

Macedonia — 0.4%
480,000(g)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	541,834

Mexico — 2.1%
835,000	Mexico Government International Bond, 6.00%, 5/13/30	852,442
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,001,264
595,000	Mexico Government International Bond, 7.38%, 5/13/55	610,081

		2,463,787

Montenegro — 0.3%
370,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	379,579

Morocco — 2.0%
1,860,000(g)	Morocco Government International Bond, 4.75%, 4/2/35(b)	1,993,869
340,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	344,986

		2,338,855

Nigeria — 2.6%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	774,677
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	336,769
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	571,638
530,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	522,755
860,000	Nigeria Government International Bond, 10.38%, 12/9/34(a)	863,813

		3,069,652

Oman — 1.3%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,515,281

Pakistan — 2.0%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	786,262
610,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	517,103
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	114,876
1,035,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	1,029,962

		2,448,203

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Panama — 1.8%
$ 1,735,000	Panama Government International Bond, 3.87%, 7/23/60	$933,110
1,920,000	Panama Government International Bond, 4.50%, 4/1/56	1,172,142

		2,105,252

Paraguay — 2.0%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	739,003
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	229,937
425,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	424,884
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	230,044
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(b)	291,698
4,379,000,000(h)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	542,420

		2,457,986

Peru — 0.5%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	567,104

Philippines — 2.0%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	568,448
710,000	Philippine Government International Bond, 5.60%, 5/14/49	701,496
520,000	Philippine Government International Bond, 5.61%, 4/13/33	534,877
550,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	556,536

		2,361,357

Poland — 2.1%
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	599,461
455,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	429,909
1,045,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	982,397
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	471,752

		2,483,519

Qatar — 0.6%
540,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	495,384
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	191,895

		687,279

Romania — 3.4%
190,000(g)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	152,676
622,000(g)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	402,122
440,000(g)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	459,645
215,000(g)	Romanian Government International Bond, EMTN, 5.63%, 2/22/36(a)	214,753
452,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	408,710

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 200,000	Romanian Government International Bond, 5.88%, 1/30/29(a)	$199,315
350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	348,802
654,000(g)	Romanian Government International Bond, 5.88%, 7/11/32(b)	702,735
375,000(g)	Romanian Government International Bond, 6.25%, 9/10/34(b)	401,514
130,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	125,318
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	327,754
350,000	Romanian Government International Bond, 7.50%, 2/10/37(b)	356,490

		4,099,834

Saudi Arabia — 0.4%
250,000	Saudi Government International Bond, 5.38%, 1/13/31(a)	256,283
265,000	Saudi Government International Bond, 5.63%, 1/13/35(a)	273,009

		529,292

Serbia — 1.7%
1,080,000	Serbia International Bond, 6.00%, 6/12/34(a)	1,070,051
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	408,434
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	617,311

		2,095,796

South Africa — 4.1%
275,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	258,785
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	629,374
1,200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	894,397
620,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	601,756
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,252,862
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	176,959
1,185,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	1,114,159

		4,928,292

Sri Lanka — 1.1%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	233,370
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	236,470
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	186,474
490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	383,957
325,500	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	305,350

		1,345,621

Tunisia — 0.5%
590,000(g)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	613,099

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Turkey — 4.4%
$ 650,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(a)	$690,317
200,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	213,985
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	299,578
2,660,000	Turkey Government International Bond, 4.88%, 4/16/43	1,854,053
1,954,000	Turkey Government International Bond, 5.75%, 5/11/47	1,464,530
506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	497,044
200,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 9.00%, 1/28/27(a)	207,534

		5,227,041

Ukraine — 0.2%
425,000	Ukraine Government International Bond, 1.75%, 2/1/34(a)	224,440

United Arab Emirates — 0.4%
799,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	518,067

Uruguay — 1.8%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,027,518
1,120,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,132,735

		2,160,253

Uzbekistan — 1.8%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	358,957
675,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	667,927
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	584,512
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	580,490

		2,191,886

Venezuela — 1.0%
3,425,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(f)	558,462
738,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(f)	129,322
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(f)	355,619
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(f)	25,272
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(f)	74,494

		1,143,169

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Zambia — 0.6%
$ 520,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	$315,943
423,687	Zambia Government International Bond, 5.75%, 6/30/33(a)	369,003

		684,946

Total Foreign Government Bonds		88,468,978

(Cost $88,093,110)

Corporate Bonds — 23.0%
Brazil — 0.3%
345,966	MV24 Capital BV, 6.75%, 6/1/34(a)	333,390

Chile — 1.3%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	192,616
200,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	202,094
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	606,281
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	396,080
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	201,377

		1,598,448

Colombia — 1.5%
225,000	Ecopetrol SA, 5.88%, 5/28/45	158,228
730,000	Ecopetrol SA, 5.88%, 11/2/51	493,151
530,000	Ecopetrol SA, 8.63%, 1/19/29	562,280
565,000	Ecopetrol SA, 8.88%, 1/13/33	583,510

		1,797,169

Jamaica — 0.2%
200,000	Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/36(a)	201,283

Malaysia — 1.7%
995,000	Petronas Capital Ltd., 4.95%, 1/3/31(b)	998,715
1,070,000	Petronas Capital Ltd., 5.85%, 4/3/55(b)	1,082,533

		2,081,248

Mexico — 5.6%
12,580,000(i)	America Movil SAB de CV, 9.50%, 1/27/31	610,699
730,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	699,310
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	312,514
367,873	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	365,223
790,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	648,185
2,717,000	Petroleos Mexicanos, 5.63%, 1/23/46	1,710,426
331,000	Petroleos Mexicanos, 5.95%, 1/28/31	281,370
3,099,000	Petroleos Mexicanos, 6.35%, 2/12/48	2,065,205

		6,692,932

Oman — 2.0%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	518,899

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	$509,268
440,000	Lamar Funding Ltd., 3.96%, 5/7/25(a)	438,671
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	882,115

		2,348,953

Paraguay — 0.2%
398,667	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(d)	283,483

Peru — 1.5%
1,190,000(j)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	344,525
815,000	InRetail Consumer, 3.25%, 3/22/28(a)	768,386
715,000	Niagara Energy SAC, 5.75%, 10/3/34(a)	707,045

		1,819,956

Poland — 0.4%
440,000	ORLEN SA, 6.00%, 1/30/35(a)	450,823

Qatar — 0.6%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	298,685
620,000	QatarEnergy, 3.30%, 7/12/51(a)	427,762

		726,447

Saudi Arabia — 2.4%
875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	885,387
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,106,567
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	450,343
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	416,624

		2,858,921

Turkey — 0.5%
410,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	418,112
200,000	Ziraat Katilim Varlik Kiralama AS, 9.38%, 11/12/26(a)	208,533

		626,645

United Arab Emirates — 4.4%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	867,267
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	838,594
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	406,753
1,030,000	DP World Salaam, 6.00%, (a),(k),(l)	1,030,055
374,472	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	329,231
892,956	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	728,183
610,000	Masdar Abu Dhabi Future Energy Co., EMTN, 5.25%, 7/25/34(a)	613,908
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	191,385
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	207,290

		5,212,666

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Uzbekistan — 0.2%
$250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	$251,188

Venezuela — 0.2%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(f)	23,850
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(f)	255,822

		279,672

Total Corporate Bonds		27,563,224

(Cost $27,606,902)

Contracts
Put Option Purchased — 0.1%
130	EURO STOXX 50 INDEX, Strike Price USD 5000.0000, Expires 04/17/25, Notional Amount EUR 6,500,000	34,158
348,503	JPY CALL VERSUS USD PUT, Strike Price USD 135.0000, Expires 06/12/25, Notional Amount $47,047,905	12,024
172,000	JPY CALL VERSUS USD PUT, Strike Price USD 135.0000, Expires 06/12/25, Notional Amount $23,220,000	6,027
6	S&P 500 Index, Strike Price USD 5350.0000, Expires 04/17/25, Notional Amount $3,210,000	16,770

Total Put Option Purchased		68,979

(Cost $146,223)

Call Option Purchased — 0.00%
5,800,000	USD CALL VERSUS MXN PUT, Strike Price USD 22.5000, Expires 04/03/25, Notional Amount $130,500,000	2

Total Call Option Purchased		2

(Cost $11,890)

Principal Amount
Municipal Bond — 0.2%
Turkey — 0.2%
200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	209,982

Total Municipal Bond		209,982

(Cost $197,103)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Investment Company — 2.0%
2,325,973	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (m)	$2,325,973

Total Investment Company		2,325,973

(Cost $2,325,973)

Total Investments		$118,637,138
(Cost $118,381,201)(n) — 99.2%

Other assets in excess of liabilities — 0.8%		990,061

NET ASSETS — 100.0%		$119,627,199

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Principal amount denoted in Dominican peso.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)	Principal amount denoted in Kazakhstani tenge.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Principal amount denoted in Euros.

(h)	Principal amount denoted in Paraguayan Guarani.

(i)	Principal amount denoted in Mexican peso.

(j)	Principal amount denoted in Peruvian sol.

(k)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(l)	Perpetual security with no stated maturity date.

(m)	Affiliated investment.

(n)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Foreign currency exchange contracts as of March 31, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	4,120,788	USD	684,493	Citibank N.A.	5/5/25	$ 32,916
CLP	599,220,000	USD	600,000	Citibank N.A.	4/7/25	31,048
CLP	590,298,540	USD	590,000	Citibank N.A.	4/7/25	31,653
COP	5,267,713,850	USD	1,250,000	Citibank N.A.	4/7/25	8,440
USD	600,000	CLP	558,180,000	Citibank N.A.	4/7/25	12,172
USD	680,000	CLP	632,643,440	Citibank N.A.	4/7/25	13,753
USD	720,000	BRL	4,102,704	Citibank N.A.	5/5/25	5,738
USD	652,988	EUR	600,000	Citibank N.A.	7/9/25	545
ZAR	5,336,464	USD	279,085	Citibank N.A.	4/7/25	11,808
ZAR	11,848,076	USD	623,723	Citibank N.A.	4/7/25	22,120
ZAR	5,336,465	USD	279,029	Citibank N.A.	4/7/25	11,864

						$ 182,057

CLP	1,304,900	USD	1,412	Citibank N.A.	4/7/25	$ (37)
CNH	29,236	USD	4,031	Citibank N.A.	4/7/25	(5)
CNH	8,702,851	USD	1,200,000	Citibank N.A.	4/7/25	(1,505)
CNH	8,517,070	USD	1,180,000	Citibank N.A.	4/7/25	(7,090)
KRW	1,751,856,150	USD	1,210,000	Citibank N.A.	4/7/25	(20,134)
TRY	41,854,133	USD	1,092,227	Citibank N.A.	4/7/25	(56)
USD	1,133,211	CNH	8,314,372	Citibank N.A.	4/7/25	(11,785)
USD	1,220,000	CNH	8,934,785	Citibank N.A.	4/7/25	(10,435)
USD	1,162,632	COP	5,115,092,580	Citibank N.A.	4/7/25	(59,347)
USD	620,000	COP	2,744,585,000	Citibank N.A.	4/7/25	(35,672)
USD	416,118	EUR	400,000	Citibank N.A.	4/7/25	(16,566)
USD	3,410,530	EUR	3,318,783	Citibank N.A.	4/7/25	(179,424)
USD	822,613	EUR	800,000	Citibank N.A.	4/7/25	(42,753)
USD	587,463	MXN	12,191,678	Citibank N.A.	4/7/25	(7,713)
USD	346,526	PEN	1,306,922	Citibank N.A.	4/7/25	(9,153)
USD	460,000	TRY	18,036,113	Citibank N.A.	4/7/25	(10,647)
USD	428,828	ZAR	8,069,906	Citibank N.A.	4/7/25	(11,065)
USD	191,172	ZAR	3,599,361	Citibank N.A.	4/7/25	(5,031)
USD	570,000	ZAR	10,851,738	Citibank N.A.	4/7/25	(21,532)
USD	1,190,000	THB	41,211,247	Citibank N.A.	4/8/25	(25,444)

						$(475,394)

Total						$(293,337)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Options written as of March 31, 2025:

Contracts	Call Options	Notional Amount		Value
6	S&P 500 Index, Strike Price USD 5150.0000, Expires 04/17/25, Notional Amount $(3,090,000)	USD	(3,090,000)	$(6,762)
130	EURO STOXX 50 INDEX, Strike Price USD 4800.0000, Expires 04/17/25, Notional Amount EUR(6,240,000)	EUR	(6,240,000)	(13,073)

Total (Premiums received $(64,807))				$(19,835)

Financial futures contracts as of March 31, 2025:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	31	June 2025	$30,272	EUR	$4,318,420	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	13	June 2025	(25,729)	USD	1,589,250	Morgan Stanley & Co. LLC

Total			$4,543

Total return swaps as of March 31, 2025:

Fixed Rate	Pay/ Receive	Reference Entity	Payment Freq	Counter- party	Exp Date	Notional Amount (000)	Upfront Premiums Paid (Received)	Value	Unreal App (Dep)
0.00%	Receive	Nigeria Government Bond	Y	Citibank N.A.	2/10/26	NGN552,654	0	$1,464	1,464
0.00%	Receive	Nigeria Government Bond	Y	Citibank N.A.	5/27/25	NGN561,470	0	4,675	4,675

Total								$6,139

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Credit default swaps buy protection as of March 31, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	$18,198	$(14,657)	$3,540
5.00%	Markit iTraxx Crossover Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	EUR	2,565	(215,754)	8,099	(207,655)
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	7,810	213,789	(1,882)	211,907
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	2,880	74,477	3,665	78,142
5.00%	Markit CDX HY Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	2,790	(215,503)	61,922	(153,581)
1.00%	Markit iTraxx Main Index Series 43	Quarterly	Morgan Stanley & Co. LLC	6/20/30	EUR	5,453	(118,855)	12,996	(105,859)
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/29	USD	2,650	20,384	(9,077)	11,307
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/30	USD	5,970	(82,299)	756	(81,542)
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,110	1,623	(1,311)	312
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/30	USD	1,190	101,559	10,437	111,996

Total							$(202,381)	$70,948	$(131,433)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2025 (Unaudited)

Credit default swaps sell protection as of March 31, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value

1.00%	Egypt Government International Bond*	Quarterly	Morgan Stanley & Co. International plc	6/20/29	5.66	USD	820	$(142,331)	$10,529	$(131,802)

Total								$(142,331)	$10,529	$(131,802)

*	Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

ICS - Implied Credit Spread

KRW - South Korean Won

MXN - Mexican Peso

NGN - Nigerian Naira

PEN - Peruvian Nuevo Sol

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2025 (Unaudited)

Principal Amount		Value

Corporate Bonds — 96.9%
Australia — 0.9%
$2,790,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$2,762,683
2,432,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	2,372,910
2,857,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	2,854,478
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	23,865
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—

		8,013,936

Canada — 4.8%
4,406,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	4,225,958
4,437,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	4,389,237
3,751,000	Bombardier, Inc., 7.00%, 6/1/32(a)	3,738,729
3,735,000	Garda World Security Corp., 8.38%, 11/15/32(a)	3,679,314
3,420,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 2/15/29(a)	3,426,966
8,001,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	7,795,084
6,421,000	New Gold, Inc., 6.88%, 4/1/32(a)	6,483,920
5,112,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	4,884,597
2,414,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	2,594,941

		41,218,746

Finland — 1.1%
4,736,000	Nordea Bank Abp, 6.30%, (d),(e),(f)	4,570,078
4,797,000	Nordea Bank Abp, 6.30%, (a),(d),(e)	4,628,940

		9,199,018

France — 2.3%
3,491,000	Altice France SA, 8.13%, 2/1/27(a)	3,134,364
2,623,000	Credit Agricole SA, 6.70%, (d),(e),(f)	2,518,381
5,729,000	Credit Agricole SA, 6.70%, (a),(d),(e)	5,500,498
3,081,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	3,119,013
5,545,000	Societe Generale SA, 8.50%, (a),(d),(e)	5,710,798

		19,983,054

Germany — 1.1%
4,725,000	Cerdia Finanz GmbH, 9.38%, 10/3/31(a)	4,854,749
4,889,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	4,884,941

		9,739,690

Hong Kong — 0.5%
4,333,000	Melco Resorts Finance Ltd., 7.63%, 4/17/32(a)	4,325,272

Israel — 0.3%
2,689,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	2,606,606

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Italy — 1.1%
$4,706,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	$4,491,636
4,958,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	4,970,631

		9,462,267

Japan — 0.9%
3,661,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	3,973,868
3,508,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	3,800,564

		7,774,432

Luxembourg — 2.2%
5,868,000	Altice Financing SA, 5.00%, 1/15/28(a)	4,397,669
6,671,000	Altice Financing SA, 5.75%, 8/15/29(a)	4,884,049
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	1,878,115
3,278,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	3,265,290
4,637,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	4,413,622

		18,838,745

Mexico — 0.7%
3,010,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	2,987,178
3,018,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	3,000,834

		5,988,012

Netherlands — 0.9%
4,656,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	4,577,879
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,689,900
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,640,560

		7,908,339

Spain — 0.7%
6,265,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	6,137,844

United Kingdom — 5.9%
4,332,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	4,420,129
4,879,000	Ardonagh Group Finance Ltd., 8.88%, 2/15/32(a)	4,977,366
3,517,000	Barclays Plc, 8.00%, (d),(e)	3,627,776
3,440,000	Barclays Plc, 9.63%, (d),(e)	3,770,949
2,915,000	Belron UK Finance Plc, 5.75%, 10/15/29(a)	2,894,832
6,296,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	5,749,731
4,755,000	ContourGlobal Power Holdings SA, 6.75%, 2/28/30(a)	4,773,126
2,769,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.38%, 1/15/29(a)	2,500,240
3,971,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	4,009,817
2,758,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 8.13%, 2/15/32(a)	2,786,965
6,412,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	5,589,953

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$3,883,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	$3,902,913
2,757,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,457,621

		51,461,418

United States — 73.5%
7,167,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	7,130,055
4,933,000	Acadia Healthcare Co., Inc., 7.38%, 3/15/33(a)	4,934,916
5,561,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	5,659,895
4,470,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	4,591,161
2,907,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,728,216
6,477,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	6,564,600
3,335,000	Ally Financial, Inc., Series C, 4.70%, (d),(e)	2,870,609
4,734,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	4,407,760
4,009,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	3,882,103
4,541,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	4,706,563
3,862,000	American Airlines, Inc., 7.25%, 2/15/28(a)	3,842,363
2,767,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 8/20/26	2,745,741
5,264,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	5,213,659
6,423,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	6,600,750
6,525,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	5,800,085
5,079,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	5,004,524
2,769,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	2,556,226
3,954,000	Avient Corp., 6.25%, 11/1/31(a)	3,918,509
1,827,000	Avient Corp., 7.13%, 8/1/30(a)	1,866,179
4,083,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	3,943,491
2,925,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	2,679,653
3,332,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,138,644
2,766,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	2,879,913
3,351,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,510,921
2,960,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	2,892,954
3,725,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	3,929,242
2,102,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	2,001,790
2,214,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	2,100,869
4,051,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	3,718,155
4,181,000	Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	3,904,628
1,964,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,988,327
5,616,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	5,103,960
3,536,589	Carvana Co., PIK, 9.00%, 12/1/28(a)	3,647,169
1,031,500	Carvana Co., PIK, 9.00%, 6/1/30(a)	1,091,669
5,194,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(a)	4,272,386
4,972,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	4,322,764

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$5,028,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	$4,659,297
3,890,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	3,774,316
3,748,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	3,690,656
2,844,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	2,842,413
5,662,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,754,246
5,344,000	Celanese US Holdings LLC, 6.75%, 4/15/33	5,189,268
3,990,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	4,260,571
2,968,000	CHS/Community Health Systems, Inc., 8.00%, 12/15/27(a)	2,938,688
3,860,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	3,815,942
2,376,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	2,394,023
4,728,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.56%, (e),(g)	4,709,258
2,922,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	2,921,245
2,753,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	2,701,234
3,950,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	3,789,142
8,539,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	8,301,718
3,743,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	3,803,713
5,272,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	5,256,928
5,058,000	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	5,091,107
4,034,716	CMG Media Corp., 8.88%, 6/18/29(a)	3,506,212
2,462,000	Coty, Inc., 5.00%, 4/15/26(a)	2,452,715
3,500,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	1,726,782
6,300,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	3,340,085
3,221,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	2,306,707
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,693,092
4,658,000	CVS Health Corp., 7.00%, 3/10/55(d)	4,692,588
7,984,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	7,780,704
3,953,000	Directv Financing LLC, 8.88%, 2/1/30(a)	3,771,767
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	2,285,717
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,815,133
1,668,000	DISH Network Corp., 11.75%, 11/15/27(a)	1,757,454
5,103,000	Domtar Corp., 6.75%, 10/1/28(a)	4,626,575
7,048,000	Edison International, Series B, 5.00%, (d),(e)	6,377,278
3,048,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	2,870,472
3,855,000	EQM Midstream Partners LP, 6.38%, 4/1/29(a)	3,933,563
4,493,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	4,067,960
3,296,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	3,249,916
5,744,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	5,536,653
2,134,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	2,145,550
4,383,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	4,280,636
4,388,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,712,688
2,765,000	Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	2,700,938
3,428,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,479,853

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$3,306,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	$2,854,893
2,433,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	2,464,019
2,294,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	2,288,913
3,343,000	Graphic Packaging International LLC, 6.38%, 7/15/32(a)	3,347,819
4,211,000	Gray Media, Inc., 10.50%, 7/15/29(a)	4,398,886
5,006,000	Griffon Corp., 5.75%, 3/1/28	4,897,086
3,411,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	3,398,765
3,694,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	3,705,278
2,575,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	2,554,413
1,410,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	1,398,036
6,191,000	International Game Technology Plc, 4.13%, 4/15/26(a)	6,115,280
5,378,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	5,270,078
2,450,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,259,946
4,270,000	Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	4,203,864
2,508,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	2,360,478
5,006,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	4,751,007
3,830,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	3,728,597
4,574,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,895,564
4,101,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	3,613,725
1,566,000	Level 3 Financing, Inc., 3.75%, 7/15/29(a)	1,149,877
3,057,650	Level 3 Financing, Inc., 3.88%, 10/15/30(a)	2,324,067
3,681,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	3,969,532
3,291,405	Level 3 Financing, Inc., 11.00%, 11/15/29(a)	3,672,405
2,110,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,228,403
5,132,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,587,761
5,576,000	Lightning Power LLC, 7.25%, 8/15/32(a)	5,747,301
3,730,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	3,606,995
2,828,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,589,403
4,042,000	McAfee Corp., 7.38%, 2/15/30(a)	3,581,379
2,760,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	2,788,301
2,811,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,626,781
3,059,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	3,046,767
1,682,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,681,615
894,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(a)	904,713
2,220,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,305,433
3,493,000	NCL Corp. Ltd., 6.75%, 2/1/32(a)	3,453,260
3,697,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,206,651
7,688,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	7,100,303
1,901,000	Newell Brands, Inc., 6.38%, 5/15/30	1,852,865
1,901,000	Newell Brands, Inc., 6.63%, 5/15/32	1,851,450
9,151,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	8,679,909
5,396,000	Novelis Corp., 3.25%, 11/15/26(a)	5,223,095
4,991,000	OneMain Finance Corp., 9.00%, 1/15/29	5,237,125
4,143,000	OneSky Flight LLC, 8.88%, 12/15/29(a)	4,222,541
4,695,000	OT Midco, Inc., 10.00%, 2/15/30(a)	4,052,803
5,378,000	Paramount Global, 2.90%, 1/15/27	5,202,040

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$5,254,000	Paramount Global, 6.38%, 3/30/62(d)	$5,126,077
5,552,000	Pike Corp., 5.50%, 9/1/28(a)	5,373,961
4,166,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	4,185,694
4,445,000	PRA Group, Inc., 8.88%, 1/31/30(a)	4,644,989
7,226,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	7,357,942
2,750,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	2,606,690
430,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 4/15/26(a)	429,693
3,006,000	Primo Water Holdings Inc / Triton Water Holdings, Inc., 4.38%, 4/30/29(a)	2,874,194
6,013,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	5,852,281
2,853,000	Rfna LP, 7.88%, 2/15/30(a)	2,824,437
5,510,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	5,682,092
3,246,000	Rockies Express Pipeline LLC, 6.75%, 3/15/33(a)	3,308,122
4,211,000	Royal Caribbean Cruises Ltd., 5.63%, 9/30/31(a)	4,136,797
1,846,000	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(a)	1,863,513
3,095,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	2,918,184
2,365,000	Sealed Air Corp., 4.00%, 12/1/27(a)	2,276,367
3,857,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	3,890,082
3,641,000	Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	3,592,317
2,715,000	Sirius XM Radio LLC, 3.13%, 9/1/26(a)	2,630,837
6,079,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	5,666,080
3,920,000	Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	3,931,375
2,114,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27	2,084,790
3,655,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,544,849
1,575,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	1,632,385
4,665,000	Snap, Inc., 6.88%, 3/1/33(a)	4,666,473
4,670,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	4,597,498
3,287,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	3,300,198
2,175,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,164,671
6,455,000	Tenneco, Inc., 8.00%, 11/17/28(a)	6,157,913
1,472,000	TransDigm, Inc., 5.50%, 11/15/27	1,455,356
3,396,000	U.S. Cellular Corp., 6.70%, 12/15/33	3,651,367
2,272,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	2,334,747
2,165,000	UKG, Inc., 6.88%, 2/1/31(a)	2,197,006
4,052,000	United Airlines, Inc., 4.38%, 4/15/26(a)	3,983,996
1,479,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	1,572,019
3,151,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	3,122,119
1,871,000	Univision Communications, Inc., 8.50%, 7/31/31(a)	1,829,348
7,657,000	Venture Global LNG, Inc., 7.00%, 1/15/30(a)	7,545,223
4,270,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	4,041,405
3,683,000	Viasat, Inc., 7.50%, 5/30/31(a)	2,797,951

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$1,103,000	ViaSat, Inc., 5.63%, 4/15/27(a)	$1,058,240
2,576,000	Vibrantz Technologies, Inc., 9.00%, 2/15/30(a)	2,099,440
6,776,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	6,304,820
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	—
2,185,000	Walker & Dunlop, Inc., 6.63%, 4/1/33(a)	2,179,765
4,412,000	WEX, Inc., 6.50%, 3/15/33(a)	4,362,373
2,947,000	XPLR Infrastructure Operating Partners LP, 8.38%, 1/15/31(a)	2,898,377
2,210,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	2,145,302

		635,454,029

Total Corporate Bonds		838,111,408

(Cost $841,600,154)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(i),*	7,524

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0

Total Common Stocks		7,524

(Cost $2)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(i),*	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 1.9%
16,106,259	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	16,106,259

Total Investment Company		16,106,259

(Cost $16,106,259)

Total Investments		$854,225,191
(Cost $857,706,415)(k) — 98.8%

Other assets in excess of liabilities — 1.2%		10,540,209

NET ASSETS — 100.0%		$864,765,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2025.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security delisted or issuer in bankruptcy.

(j)	Affiliated investment.

(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Credit default swaps sell protection as of March 31, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
5.00%	CCO Holdings LLC / CCO Holdings Capital Corp.#	Quarterly	Citibank N.A.	12/20/29	0.51	USD	2,774	$347,158	$ 12,926	$360,084
5.00%	CCO Holdings LLC / CCO Holdings Capital Corp.#	Quarterly	Citibank N.A.	12/20/29	0.51	USD	1,387	173,453	6,589	180,042

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2025 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
5.00%	CCO Holdings LLC / CCO Holdings Capital Corp.#	Quarterly	Citibank N.A.	12/20/29	0.51	USD	1,387	$ 174,622	$ 5,420	$ 180,042
5.00%	Markit CDX HY Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	3.62	USD	43,127	2,512,667	(138,663)	2,374,004

Total								$3,207,900	$(113,728)	$3,094,172

#	Credit Rating of the issuer or the underlying security is BB, provided by Fitch Ratings.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

March 31, 2025 (Unaudited)

Principal Amount		Value

Corporate Bonds — 47.9%
Australia — 0.5%
$ 129,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$137,075
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	145,417

		282,492

Bermuda — 0.4%
230,000	DaVinciRe Holdings Ltd., 5.95%, 4/15/35(a)	231,799

Brazil — 3.2%
170,000	Embraer Netherlands Finance BV, 5.98%, 2/11/35	173,401
159,730	Guara Norte Sarl, 5.20%, 6/15/34(b)	149,964
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	206,907
366,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	348,290
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	202,169
290,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	290,323
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	287,897
277,530	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	293,110

		1,952,061

Canada — 2.2%
221,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	218,621
270,000	Canadian Imperial Bank of Commerce, 4.86%, 3/30/29(c)	270,901
330,000	CI Financial Corp., 7.50%, 5/30/29(a)	346,416
177,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	174,102
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	166,465
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	195,598

		1,372,103

Chile — 1.0%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	198,041
210,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	217,865
200,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55(a)	206,228

		622,134

France — 1.3%
250,000	BPCE SA, 6.29%, 1/14/36(a),(c)	258,413
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	199,110
319,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	311,651

		769,174

Germany — 1.5%
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	219,700
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	234,694
270,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	263,240
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	217,882

		935,516

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Ireland — 0.3%
$ 163,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	$157,986

Italy — 1.4%
384,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	384,978
200,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	225,992
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	234,275

		845,245

Japan — 0.5%
336,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	319,240

Macao — 0.4%
237,000	Sands China Ltd., 5.13%, 8/8/25	236,830

Mexico — 1.6%
200,000	Banco Mercantil del Norte SA, 8.38%, (a),(c),(e)	198,484
222,000	Banco Mercantil del Norte SA, 8.75%, (a),(c),(e)	220,737
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	204,366
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	192,316
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	197,418

		1,013,321

Norway — 0.8%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	143,045
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	338,117

		481,162

Spain — 0.3%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.74%, 3/14/28(f)	201,748

Trinidad & Tobago — 0.4%
230,000	Port Of Spain Waterfront Development, 7.88%, 2/19/40(a)	228,874

United Kingdom — 1.8%
180,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	179,610
310,000	HSBC Holdings Plc, 4.90%, 3/3/29(c)	310,638
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	430,776
202,000	Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	210,770

		1,131,794

United States — 30.3%
173,000	Aircastle Ltd., 2.85%, 1/26/28(a)	163,321
350,000	Ally Financial, Inc., Series C, 4.70%, (c),(e)	301,263
224,000	Ally Financial, Inc., 6.65%, 1/17/40(c)	216,910

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$170,000	Amcor Flexibles North America, Inc., 4.80%, 3/17/28(a)	$170,975
289,000	American National Group, Inc., 5.75%, 10/1/29	291,516
262,000	APA Corp., 6.75%, 2/15/55(a)	256,411
470,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	473,834
250,000	BGC Group, Inc., 6.15%, 4/2/30(a)	249,187
260,000	BGC Group, Inc., 6.60%, 6/10/29	266,732
274,000	BGC Group, Inc., 8.00%, 5/25/28	292,803
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	135,110
211,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	159,001
226,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	203,559
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	163,877
160,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	164,571
170,000	Citadel LP, 6.00%, 1/23/30(a)	172,825
140,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	142,529
380,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.56%, (e),(g)	378,494
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	166,891
185,000	Continental Resources, Inc., 4.90%, 6/1/44	149,910
142,000	Discover Financial Services, 7.96%, 11/2/34(c)	162,050
600,000	Edison International, Series A, 5.38%, (c),(e)	574,301
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.57%, 11/1/66(f)	260,512
300,000	Enstar Group Ltd., 7.50%, 4/1/45(a),(c)	303,865
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.57%, 8/16/77(g)	197,596
295,000	Essent Group Ltd., 6.25%, 7/1/29	303,695
304,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	294,729
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	218,015
207,000	F&G Global Funding, 5.88%, 6/10/27(a)	211,160
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.59%, (e),(g)	222,192
324,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.69%, (e),(g)	323,353
170,000	First American Financial Corp., 5.45%, 9/30/34	166,139
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(c)	374,177
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	134,202
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	204,499
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	232,618
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	200,736
257,000	Foundry JV Holdco LLC, 6.20%, 1/25/37(a)	264,129
234,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	242,059
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	209,158
685,000	General Motors Financial Co., Inc., 5.05%, 4/4/28	685,744
340,000	General Motors Financial Co., Inc., Series A, 5.75%, (c),(e)	321,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 169,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	$171,435
182,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	179,432
190,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	186,731
167,000	GXO Logistics, Inc., 6.50%, 5/6/34	170,891
212,000	HCA, Inc., 6.20%, 3/1/55	210,403
200,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	201,099
200,000	HF Sinclair Corp., 6.25%, 1/15/35	200,921
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	177,440
280,000	Hyundai Capital America, 4.85%, 3/25/27(a)	280,120
283,000	Intel Corp., 3.20%, 8/12/61	159,683
210,000	Intel Corp., 5.60%, 2/21/54	190,495
149,000	Intel Corp., 5.70%, 2/10/53	137,042
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	155,180
250,000	Mars, Inc., 5.00%, 3/1/32(a)	251,127
180,000	Mars, Inc., 5.65%, 5/1/45(a)	180,390
120,000	Mars, Inc., 5.70%, 5/1/55(a)	119,801
212,000	MGIC Investment Corp., 5.25%, 8/15/28	209,823
272,422	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a)	273,552
1,260,000	Northwest Natural Holding Co., 7.00%, 9/15/55(c)	1,229,069
230,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	240,282
209,000	Paramount Global, 6.38%, 3/30/62(c)	203,911
170,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	165,348
387,000	PG&E Corp., 7.38%, 3/15/55(c)	381,491
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	198,146
189,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	195,928
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.70%, (e),(g)	479,485
140,000	Royalty Pharma Plc, 5.90%, 9/2/54	133,862
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	279,551
160,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	127,492
190,000	Warnermedia Holdings, Inc., 5.39%, 3/15/62	137,138
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	111,366
159,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	160,806
192,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	197,437
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	254,824

		18,578,189

Total Corporate Bonds		29,359,668

(Cost $29,304,020)

U.S. Government Agency Backed Mortgages — 21.9%
United States — 21.9%
675,000	Fannie Mae, (TBA), 4.00%, 4/1/55	628,896
1,625,000	Fannie Mae, (TBA), 3.00%, 4/1/55	1,409,174
1,175,000	Fannie Mae, (TBA), 3.50%, 4/1/55	1,060,260
2,650,000	Fannie Mae, (TBA), 2.50%, 4/1/55	2,204,090
3,425,000	Fannie Mae, (TBA), 2.00%, 4/1/55	2,723,601
854,501	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	798,153

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 187,730	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	$185,912
522,201	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	517,846
218,252	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	221,727
340,132	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	355,321
96,661	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	97,958
1,200,000	Fannie Mae, (TBA), 6.00%, 4/1/55	1,218,564
500,968	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	517,146
996,916	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	999,818
395,938	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	379,939
137,547	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	142,462

		13,460,867

Total U.S. Government Agency Backed Mortgages		13,460,867

(Cost $13,518,488)

Asset Backed Securities — 15.3%
Cayman Islands — 2.4%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.31%, 4/20/31(a),(f)	499,050
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.40%, 4/22/31(a),(f)	497,950
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.30%, 7/15/31(a),(f)	497,550

		1,494,550

United States — 12.9%
189,820	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	190,306
350,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	350,584
263,559	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(a)	265,990
259,174	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	259,923
100,000	ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(a)	101,431
340,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	347,871
150,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	150,471
500,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64%, 3/13/28(a)	496,433
116,817	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	110,380
422,392	Pagaya AI Debt Grantor Trust, Series 2024-8, Class B, 5.46%, 1/15/32(a)	422,821
500,000	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	501,462
549,975	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	554,119
290,396	Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class B, 6.59%, 11/15/31(a)	293,188
215,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	211,382
480,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	469,347

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	$310,200
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	506,485
82,942	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	83,341
520,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	536,204
530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	539,137
454,278	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	454,295
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	457,146
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	303,196

		7,915,712

Total Asset Backed Securities		9,410,262

(Cost $9,398,188)

Collateralized Mortgage Obligations — 13.3%
United States — 13.3%
181,598	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	182,437
461,830	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	464,494
381,600	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	387,977
73,180	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	72,682
581,016	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	580,180
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.58%, 10/15/36(a),(f)	246,011
421,904	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(h)	422,383
174,615	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	163,758
396,554	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	398,655
349,106	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	349,967
532,364	OBX Trust, Series 2023-NQM6, Class A1, 6.52%, 7/25/63(a)	537,963
304,225	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	307,561
305,180	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	307,298
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42(a),(f)	582,453
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42(a),(f)	581,367
468,508	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	466,859
304,311	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	304,747
306,274	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	307,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 427,223	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	$432,271
660,000	Verus Securitization Trust, Series 2023-1, Class M1, 6.89%, 12/25/67(a),(h)	660,778
362,582	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	366,253

		8,123,963

Total Collateralized Mortgage Obligations		8,123,963

(Cost $8,158,911)

Bank Loans — 6.1%
Cayman Islands — 0.8%
498,750	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.29%, 10/15/31(f)	498,127

Ireland — 0.4%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 3M + 1.75%), 6.08%, 11/6/28(f)	250,670

United States — 4.9%
587,528	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.07%, 6/24/30(f)	586,746
434,500	Charter Communications Operating LLC, (Term SOFR 3M + 2.00%), 6.31%, 12/7/30(f)	432,010
435,999	Citadel Securities LP, (Term SOFR 1M + 2.00%), 6.32%, 10/31/31(f)	435,293
232,931	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.05%, 7/6/29(f)	232,454
415,000	Hilcorp Energy I LP, (Term SOFR 1M + 2.00%), 6.32%, 2/5/30(f)	413,962
400,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.07%, 11/8/30(f)	399,432
500,000	Terex Corp., (Term SOFR 3M + 2.00%), 6.30%, 10/8/31(f)	500,250

		3,000,147

Total Bank Loans		3,748,944

(Cost $3,745,090)

Foreign Government Bonds — 3.4%
Ecuador — 0.4%
270,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	269,337

Japan — 0.8%
145,050,000(i)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	508,935

Mexico — 0.2%
2,670,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	129,060

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Romania — 0.3%
$ 190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	$189,467

United Kingdom — 1.7%
900,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(b)	1,006,215

Total Foreign Government Bonds		2,103,014

(Cost $2,113,457)

Shares
Investment Company — 3.2%
1,922,120	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	1,922,120

Total Investment Company		1,922,120

(Cost $1,922,120)

Total Investments		$68,128,838
(Cost $68,160,274)(m) — 111.1%

Liabilities in excess of other assets — (11.1)%		(6,780,051)

NET ASSETS — 100.0%		$61,348,787

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2025.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Japanese Yen.

(j)	Principal amount denoted in Mexican peso.

(k)	Principal amount denoted in British Pounds.

(l)	Affiliated investment.

(m)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Foreign currency exchange contracts as of March 31, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	717,513	USD	441,055	Citibank N.A.	4/7/25	$7,309
EUR	438,508	CHF	409,632	Citibank N.A.	4/7/25	10,933
EUR	3,469	CHF	3,278	Citibank N.A.	4/7/25	44
EUR	7,730	GBP	6,446	Citibank N.A.	4/7/25	36
EUR	52,703	JPY	8,430,622	Citibank N.A.	4/7/25	757
EUR	280,000	JPY	44,604,364	Citibank N.A.	4/7/25	5,263
EUR	138,075	USD	142,832	Citibank N.A.	4/7/25	6,525
EUR	520,000	USD	532,809	Citibank N.A.	4/7/25	29,679
EUR	22,035	USD	22,591	Citibank N.A.	4/7/25	1,244
EUR	390,000	USD	410,220	Citibank N.A.	4/7/25	11,647
GBP	25,685	EUR	30,460	Citibank N.A.	4/7/25	229
GBP	210,152	USD	270,000	Citibank N.A.	4/7/25	1,459
GBP	65,502	USD	79,641	Citibank N.A.	4/7/25	4,970
USD	746	AUD	1,181	Citibank N.A.	4/7/25	7
USD	610,000	CAD	870,360	Citibank N.A.	4/7/25	4,977
USD	508,367	JPY	75,158,357	Citibank N.A.	4/7/25	6,885
USD	117,530	MXN	2,432,700	Citibank N.A.	7/9/25	202

						$92,166
AUD	969,423	USD	609,740	Citibank N.A.	4/7/25	$(3,962)
AUD	971,232	USD	610,000	Citibank N.A.	4/7/25	(3,091)
CHF	372,894	EUR	400,000	Citibank N.A.	4/7/25	(10,839)
CHF	40,016	EUR	42,883	Citibank N.A.	4/7/25	(1,118)
EUR	280,000	GBP	235,127	Citibank N.A.	4/7/25	(843)
EUR	290,000	GBP	244,312	Citibank N.A.	4/7/25	(1,890)
EUR	562,481	GBP	472,669	Citibank N.A.	4/7/25	(2,120)
GBP	225,073	EUR	270,000	Citibank N.A.	4/7/25	(1,327)
JPY	152,282,813	EUR	950,931	Citibank N.A.	4/7/25	(12,547)
JPY	12,812,764	EUR	80,398	Citibank N.A.	4/7/25	(1,476)
JPY	32,144,400	EUR	200,000	Citibank N.A.	4/7/25	(1,863)
JPY	45,191,440	EUR	281,427	Citibank N.A.	4/7/25	(2,889)
JPY	91,331,171	EUR	568,774	Citibank N.A.	4/7/25	(5,854)
MXN	2,432,700	USD	118,969	Citibank N.A.	4/7/25	(208)
USD	440,000	AUD	716,332	Citibank N.A.	4/7/25	(7,626)
USD	617,084	CAD	889,078	Citibank N.A.	4/7/25	(950)
USD	2,624,438	EUR	2,523,773	Citibank N.A.	4/7/25	(105,547)
USD	210,974	EUR	204,994	Citibank N.A.	4/7/25	(10,769)
USD	292,683	EUR	284,492	Citibank N.A.	4/7/25	(15,054)
USD	255,582	GBP	209,642	Citibank N.A.	4/7/25	(15,220)
USD	40,823	GBP	32,363	Citibank N.A.	4/7/25	(982)
USD	620,015	GBP	507,107	Citibank N.A.	4/7/25	(35,030)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	115,931	MXN	2,432,700	Citibank N.A.	4/7/25	$(2,829)
USD	967,654	GBP	750,000	Citibank N.A.	7/9/25	(1,056)

						$(245,090)

Total						$(152,924)

Financial futures contracts as of March 31, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	2	June 2025	$1,339	EUR	$278,608	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	3	June 2025	(937)	USD	342,375	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	23	June 2025	26,247	USD	2,697,469	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	26	June 2025	(22,760)	USD	3,178,500	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	49	June 2025	27,849	USD	5,299,656	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	15	June 2025	1,000	EUR	1,906,116	Morgan Stanley & Co. LLC

Total			$32,738

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	33	June 2025	$(17,905)	USD	$3,670,219	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	10	June 2025	(2,380)	USD	2,071,719	Morgan Stanley & Co. LLC
3 Month Euribor	112	December 2025	(38,465)	EUR	29,681,469	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	June 2025	2,094	EUR	254,733	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	14	June 2025	(1,766)	EUR	1,857,306	Morgan Stanley & Co. LLC

Total			$(58,422)

Interest rate swaps as of March 31, 2025:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
2.49%	EUR-BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	2/15/34	EUR	1,138	$4,440	$6,698	$11,138
0.83%	JPY-BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	3/14/27	JPY	1,138,000	$606	$365	$970
3.35%	USD-GSLDN	Pay	Yearly	Morgan Stanley & Co. LLC	8/20/54	USD	800	$0	$74,176	$74,176

								$5,046	$81,239	$86,284

4.45%	GBP-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	3/24/55	GBP	740	$0	$(3,446)	$(3,446)

Total								$5,046	$77,793	$82,838

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2025 (Unaudited)

Credit default swaps buy protection as of March 31, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation	Value
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	21,129	$(418,930)	$30,357	$(388,574)
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	15,864	(314,163)	22,415	(291,747)

Total							$(733,093)	$52,772	$(680,321)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

March 31, 2025 (Unaudited)

Principal Amount		Value

Corporate Bonds — 46.5%
Australia — 0.4%
$ 154,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$163,639
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	145,418

		309,057

Bermuda — 0.4%
300,000	DaVinciRe Holdings Ltd., 5.95%, 4/15/35(a)	302,347

Brazil — 2.7%
210,000	Embraer Netherlands Finance BV, 5.98%, 2/11/35	214,202
174,904	Guara Norte Sarl, 5.20%, 6/15/34(b)	164,211
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	206,907
363,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	345,435
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	202,169
380,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	380,423
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	328,303
287,442	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	303,578

		2,145,228

Canada — 2.2%
276,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	273,029
360,000	Canadian Imperial Bank of Commerce, 4.86%, 3/30/29(c)	361,202
460,000	CI Financial Corp., 7.50%, 5/30/29(a)	482,882
182,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	179,019
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	190,946
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	248,076

		1,735,154

Chile — 1.2%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	198,040
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	497,978
210,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55(a)	216,539

		912,557

France — 1.1%
250,000	BPCE SA, 6.29%, 1/14/36(a),(c)	258,413
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	199,110
386,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	377,108

		834,631

Germany — 1.3%
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	282,471
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	234,694
280,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	272,990
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	217,882

		1,008,037

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

Ireland — 0.2%
$ 191,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	$185,125

Italy — 1.2%
400,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	401,019
217,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	245,201
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	265,281

		911,501

Japan — 0.5%
385,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	365,796

Macao — 0.4%
336,000	Sands China Ltd., 5.13%, 8/8/25	335,759

Mexico — 1.3%
228,000	Banco Mercantil del Norte SA, 8.38%, (a),(c),(e)	226,271
248,000	Banco Mercantil del Norte SA, 8.75%, (a),(c),(e)	246,589
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	204,366
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	192,317
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	197,418

		1,066,961

Norway — 0.7%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	143,045
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	428,282

		571,327

Spain — 0.2%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.74%, 3/14/28(f)	201,748

Trinidad & Tobago — 0.4%
330,000	Port Of Spain Waterfront Development, 7.88%, 2/19/40(a)	328,385

United Kingdom — 2.2%
230,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	229,502
610,000	HSBC Holdings Plc, 4.90%, 3/3/29(c)	611,255
570,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	571,029
319,000	Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	332,849

		1,744,635

United States — 30.1%
204,000	Aircastle Ltd., 2.85%, 1/26/28(a)	192,586
506,000	Ally Financial, Inc., Series C, 4.70%, (c),(e)	435,541
303,000	Ally Financial, Inc., 6.65%, 1/17/40(c)	293,409

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$220,000	Amcor Flexibles North America, Inc., 4.80%, 3/17/28(a)	$221,262
165,000	American National Group, Inc., 5.75%, 10/1/29	166,436
313,000	APA Corp., 6.75%, 2/15/55(a)	306,323
530,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	534,323
320,000	BGC Group, Inc., 6.15%, 4/2/30(a)	318,960
370,000	BGC Group, Inc., 6.60%, 6/10/29	379,580
199,000	BGC Group, Inc., 8.00%, 5/25/28	212,656
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	139,351
331,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	249,428
317,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	285,523
240,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	207,002
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	195,428
220,000	Citadel LP, 6.00%, 1/23/30(a)	223,656
180,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	183,252
520,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.56%, (e),(g)	517,939
170,000	CNO Financial Group, Inc., 6.45%, 6/15/34	177,321
399,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	382,785
810,000	Continental Resources, Inc., 4.38%, 1/15/28	793,754
188,000	Continental Resources, Inc., 4.90%, 6/1/44	152,340
148,000	Discover Financial Services, 7.96%, 11/2/34(c)	168,897
630,000	Edison International, Series A, 5.38%, (c),(e)	603,016
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.57%, 11/1/66(f)	330,114
400,000	Enstar Group Ltd., 7.50%, 4/1/45(a),(c)	405,154
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.57%, 8/16/77(g)	279,429
222,000	Essent Group Ltd., 6.25%, 7/1/29	228,543
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	392,649
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	360,924
227,000	F&G Global Funding, 5.88%, 6/10/27(a)	231,562
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.59%, (e),(g)	226,178
330,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.69%, (e),(g)	329,340
230,000	First American Financial Corp., 5.45%, 9/30/34	224,776
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(c)	452,951
150,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	118,413
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	204,499
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	303,415
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	401,473
354,000	Foundry JV Holdco LLC, 6.20%, 1/25/37(a)	363,820
330,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	341,365
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	209,158

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 805,000	General Motors Financial Co., Inc., 5.05%, 4/4/28	$805,874
410,000	General Motors Financial Co., Inc., Series A, 5.75%, (c),(e)	388,101
140,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	142,017
190,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	187,319
198,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	194,594
190,000	GXO Logistics, Inc., 6.50%, 5/6/34	194,427
248,000	HCA, Inc., 6.20%, 3/1/55	246,132
281,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	282,545
260,000	HF Sinclair Corp., 6.25%, 1/15/35	261,197
175,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	176,432
380,000	Hyundai Capital America, 4.85%, 3/25/27(a)	380,162
283,000	Intel Corp., 3.20%, 8/12/61	159,683
207,000	Intel Corp., 5.60%, 2/21/54	187,774
210,000	Intel Corp., 5.70%, 2/10/53	193,147
234,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	181,561
310,000	Mars, Inc., 5.00%, 3/1/32(a)	311,397
230,000	Mars, Inc., 5.65%, 5/1/45(a)	230,499
140,000	Mars, Inc., 5.70%, 5/1/55(a)	139,768
314,000	MGIC Investment Corp., 5.25%, 8/15/28	310,775
272,654	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a)	273,784
1,800,000	Northwest Natural Holding Co., 7.00%, 9/15/55(c)	1,755,813
287,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	299,830
336,000	Paramount Global, 6.38%, 3/30/62(c)	327,819
230,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	223,707
460,000	PG&E Corp., 7.38%, 3/15/55(c)	453,451
205,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	180,533
170,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	176,232
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.70%, (e),(g)	713,233
170,000	Royalty Pharma Plc, 5.90%, 9/2/54	162,547
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	322,559
180,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	143,429
232,000	Warnermedia Holdings, Inc., 5.39%, 3/15/62	167,453
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	111,366
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	227,556
213,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	219,032
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	254,824

		23,731,103

Total Corporate Bonds		36,689,351

(Cost $36,534,795)

Asset Backed Securities — 14.6%
Cayman Islands — 1.9%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.31%, 4/20/31(a),(f)	499,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.40%, 4/22/31(a),(f)	$497,950
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.30%, 7/15/31(a),(f)	497,550

		1,494,550

United States — 12.7%
189,820	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	190,306
350,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	350,584
263,960	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(a)	266,394
259,174	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	259,923
120,000	ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(a)	121,717
22,603	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	22,650
350,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	358,102
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,550
500,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64%, 3/13/28(a)	496,433
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	537,925
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	175,792
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	229,075
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	506,654
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	304,101
116,817	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	110,380
500,000	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	501,462
499,978	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	503,745
715,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	702,968
485,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	474,236
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	330,213
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	506,485
103,677	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	104,176
600,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	618,697
800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	813,792
461,489	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	461,506

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	$457,146
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	404,261

		9,984,273

Total Asset Backed Securities		11,478,823

(Cost $11,444,216)

Collateralized Mortgage Obligations — 12.6%
United States — 12.6%
174,136	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	174,941
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.04%, 7/25/44(a),(f)	286,031
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 6.14%, 1/25/44(a),(f)	125,240
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.14%, 2/25/44(a),(f)	274,764
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.84%, 10/25/43(a),(f)	213,594
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.44%, 3/25/42(a),(f)	90,743
461,830	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	464,494
388,538	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	395,031
73,180	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	72,682
165,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.79%, 10/25/44(a),(f)	164,956
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.04%, 5/25/44(a),(f)	99,886
235,171	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.34%, 5/25/43(a),(f)	237,100
81,650	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.44%, 3/25/43(a),(f)	82,672
581,016	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	580,180
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.58%, 10/15/36(a),(f)	246,011
570,812	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(h)	571,459
174,615	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	163,758
446,123	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	448,487
349,106	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	349,967
307,891	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	311,267
305,180	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	307,298
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42(a),(f)	809,511
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42(a),(f)	808,002
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	382,184

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	$375,677
468,508	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	466,859
309,200	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	309,643
306,274	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	307,869
427,223	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	432,271
362,582	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	366,253

		9,918,830

Total Collateralized Mortgage Obligations		9,918,830

(Cost $10,000,015)

U.S. Treasury Obligations — 7.8%
United States — 7.8%
1,600,000	U.S. Treasury Bonds, 4.25%, 2/15/54	1,507,750
2,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,975,000
2,200,000	U.S. Treasury Notes, 4.00%, 2/15/34	2,170,437
520,000	U.S. Treasury Notes, 4.25%, 11/15/34	521,625

		6,174,812

Total U.S. Treasury Obligations		6,174,812

(Cost $5,964,686)

Bank Loans — 5.6%
Cayman Islands — 0.6%
498,750	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.29%, 10/15/31(f)	498,127

Ireland — 0.3%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 3M + 1.75%), 6.08%, 11/6/28(f)	250,670

United States — 4.7%
681,791	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.07%, 6/24/30(f)	680,884
553,000	Charter Communications Operating LLC, (Term SOFR 3M + 2.00%), 6.31%, 12/7/30(f)	549,831
564,872	Citadel Securities LP, (Term SOFR 1M + 2.00%), 6.32%, 10/31/31(f)	563,957
232,931	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.05%, 7/6/29(f)	232,454
585,000	Hilcorp Energy I LP, (Term SOFR 1M + 2.00%), 6.32%, 2/5/30(f)	583,538

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$ 600,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.07%, 11/8/30(f)	$599,148
500,000	Terex Corp., (Term SOFR 3M + 2.00%), 6.30%, 10/8/31(f)	500,250

		3,710,062

Total Bank Loans		4,458,859

(Cost $4,454,835)

Foreign Government Bonds — 3.9%
Ecuador — 0.7%
530,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	528,699

Japan — 0.9%
208,300,000(i)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	730,859

Mexico — 0.3%
4,490,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	217,034

Romania — 0.3%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	229,354

United Kingdom — 1.7%
1,200,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(b)	1,341,620

Total Foreign Government Bonds		3,047,566

(Cost $3,067,882)

Shares
Investment Company — 5.5%
4,352,848	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	4,352,848

Total Investment Company		4,352,848

(Cost $4,352,848)

Total Investments		$76,121,089
(Cost $75,819,277)(m) — 96.5%

Other assets in excess of liabilities — 3.5%		2,736,113

NET ASSETS — 100.0%		$78,857,202

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2025.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Japanese Yen.

(j)	Principal amount denoted in Mexican peso.

(k)	Principal amount denoted in British Pounds.

(l)	Affiliated investment.

(m)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Foreign currency exchange contracts as of March 31, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	811,102	USD	498,584	Citibank N.A.	4/7/25	$8,262
EUR	458,110	CHF	427,943	Citibank N.A.	4/7/25	11,422
EUR	101,917	CHF	95,104	Citibank N.A.	4/7/25	2,656
EUR	210,363	JPY	33,887,418	Citibank N.A.	4/7/25	1,443
EUR	380,000	JPY	60,534,494	Citibank N.A.	4/7/25	7,142
EUR	185,722	USD	192,121	Citibank N.A.	4/7/25	8,776
EUR	560,000	USD	589,033	Citibank N.A.	4/7/25	16,723
GBP	98,283	EUR	117,334	Citibank N.A.	4/7/25	34
GBP	210,152	USD	270,000	Citibank N.A.	4/7/25	1,459
GBP	27,705	USD	33,685	Citibank N.A.	4/7/25	2,102
USD	166,387	AUD	265,106	Citibank N.A.	4/7/25	726
USD	800,000	CAD	1,141,456	Citibank N.A.	4/7/25	6,528
USD	730,044	JPY	107,931,636	Citibank N.A.	4/7/25	9,888
USD	450,000	EUR	415,026	Citibank N.A.	4/7/25	1,063
USD	196,404	MXN	4,065,270	Citibank N.A.	7/9/25	338

						$78,562

AUD	2,912	USD	1,838	Citibank N.A.	4/7/25	$(18)
AUD	1,513,765	USD	952,116	Citibank N.A.	4/7/25	(6,186)
AUD	1,305,591	USD	820,000	Citibank N.A.	4/7/25	(4,155)
CAD	251,456	USD	175,435	Citibank N.A.	4/7/25	(638)
CHF	522,052	EUR	560,000	Citibank N.A.	4/7/25	(15,174)
CHF	995	EUR	1,053	Citibank N.A.	4/7/25	(13)
EUR	380,000	GBP	319,101	Citibank N.A.	4/7/25	(1,144)
EUR	340,000	GBP	286,435	Citibank N.A.	4/7/25	(2,216)
EUR	844,331	GBP	709,515	Citibank N.A.	4/7/25	(3,183)
EUR	28,445	GBP	23,986	Citibank N.A.	4/7/25	(214)
GBP	308,434	EUR	370,000	Citibank N.A.	4/7/25	(1,819)
GBP	1,987	EUR	2,383	Citibank N.A.	4/7/25	(11)
GBP	105,506	USD	136,439	Citibank N.A.	4/7/25	(154)
JPY	236,530,144	EUR	1,477,014	Citibank N.A.	4/7/25	(19,488)
JPY	25,326,964	EUR	158,324	Citibank N.A.	4/7/25	(2,270)
JPY	49,823,820	EUR	310,000	Citibank N.A.	4/7/25	(2,888)
JPY	49,899,573	EUR	310,747	Citibank N.A.	4/7/25	(3,190)
JPY	105,685,678	EUR	658,168	Citibank N.A.	4/7/25	(6,774)
MXN	4,065,269	USD	198,807	Citibank N.A.	4/7/25	(348)
USD	500,000	AUD	814,014	Citibank N.A.	4/7/25	(8,666)
USD	981,830	CAD	1,414,594	Citibank N.A.	4/7/25	(1,511)
USD	137,136	EUR	133,757	Citibank N.A.	4/7/25	(7,550)
USD	1,925,561	EUR	1,874,653	Citibank N.A.	4/7/25	(102,266)
USD	245,283	EUR	238,419	Citibank N.A.	4/7/25	(12,616)
USD	172,701	GBP	141,659	Citibank N.A.	4/7/25	(10,284)
USD	798,760	GBP	653,301	Citibank N.A.	4/7/25	(45,129)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	193,731	MXN	4,065,269	Citibank N.A.	4/7/25	$(4,728)
USD	1,419,225	GBP	1,100,000	Citibank N.A.	7/9/25	(1,549)

						$(264,182)

Total						$(185,620)

Financial futures contracts as of March 31, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	3	June 2025	$1,598	EUR	$417,912	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	9	June 2025	(342)	USD	1,000,969	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	1	June 2025	1,186	USD	117,281	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	1	June 2025	(1,072)	EUR	127,366	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	19	June 2025	831	EUR	2,414,413	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	7	June 2025	(864)	EUR	809,553	Morgan Stanley & Co. LLC

Total			$1,337

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	30	June 2025	$(14,598)	USD	$3,423,750	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	4	June 2025	(1,615)	USD	828,688	Morgan Stanley & Co. LLC
3 Month Euribor	148	December 2025	(52,511)	EUR	39,221,941	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	19	June 2025	(17,970)	USD	2,322,750	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	1	March 2025	(1,517)	USD	108,000	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	87	June 2025	(51,082)	USD	9,409,594	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	19	June 2025	(2,639)	EUR	2,520,629	Morgan Stanley & Co. LLC

Total			$(141,932)

Interest rate swaps as of March 31, 2025:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
2.49%	EUR-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	2/15/34	EUR	1,345	$5,247	$7,915	$13,163
0.83%	JPY-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	3/14/27	JPY	1,588,000	$ 845	$509	$1,354
3.35%	USD-GSLDN	Pay	Yearly	Morgan Stanley &Co. LLC	8/20/54	USD	800	$ 0	$74,176	$74,176

								$6,092	$82,600	$88,693

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
4.45%	GBP-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	3/24/55	GBP	980	$ 0	$(4,563)	$(4,563)
4.12%	USD-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	2/13/35	USD	18,000	$ 0	$(471,716)	$(471,716)
4.16%	USD-BNPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	2/13/45	USD	4,300	$ 0	$(131,764)	$(131,764)

								$ 0	$(608,043)	$(608,043)

Total								$6,092	$(525,443)	$(519,350)

Credit default swaps buy protection as of March 31, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation	Value
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley &Co. LLC	6/20/30	USD 31,210	$(618,809)	$44,840	$(573,968)
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley &Co. LLC	6/20/30	USD 23,432	(464,035)	33,109	(430,927)

Total						$(1,082,844)	$77,949	$(1,004,895)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2025 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $116,055,228, $841,600,156, $66,238,154 and $71,466,429, respectively)	$116,311,165	$838,118,932	$66,206,718	$71,768,241
Affiliated investments (cost $2,325,973, $16,106,259, $1,922,120 and $4,352,848, respectively)	2,325,973	16,106,259	1,922,120	4,352,848
Cash	57,079	3,622,062	—	—
Cash at broker for financial futures contracts	162,594	—	487,029	598,412
Segregated cash for swap contracts	1,037,719	699,830	1,396,328	3,638,079
Cash at broker for forward foreign currency exchange contracts	1,110,000	—	310,000	530,000
Foreign currency, at value (cost $2,163,683, $55,535, $603,990 and $1,021,154, respectively)	2,172,215	54,533	610,590	1,034,087
Interest and dividend receivable	1,828,947	13,672,248	507,983	629,446
Receivable from advisor	19,743	126,085	24,645	23,672
Receivable for capital shares issued	12,204	1,978,599	2,000	150
Receivable for investments sold	—	2,623,609	4,096,584	5,385,313
Receivable for Variation margin on futures contracts	335	—	13,085	11,729
Credit default swaps at value (premiums paid $430,030, $3,207,900, $0 and $0, respectively)	417,204	3,094,172	—	—
Unrealized appreciation on futures contracts	30,272	—	58,529	3,615
Interest rate swaps at value (premiums paid $0, $0, $5,046 and $6,092, respectively)	—	—	86,284	88,693
Unrealized appreciation on total return swaps	6,139	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	182,057	—	92,166	78,562
Prepaid expenses and other assets	36,285	34,385	33,184	27,165

Total Assets	125,709,931	880,130,714	75,847,245	88,170,012

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Liabilities:
Cash overdraft	$—	$—	$31,854	$11,318
Cash due to broker for swap contracts	—	735,000	—	—
Professional fees payable	6,264	6,264	6,420	6,435
Payable for capital shares redeemed	—	1,903,601	—	1,691,841
Payable for investments purchased	4,757,263	12,225,000	13,336,479	5,449,510
Payable for Variation margin on futures contracts	—	—	2,292	5,943
Credit default swaps at value (premiums received $774,742, $0, $733,093 and $1,082,844, respectively)	680,439	—	680,321	1,004,895
Unrealized depreciation on interest rate swaps contracts	—	—	3,446	608,043
Written Options at value (premiums received $(64,807), $0, $0 and $0, respectively)	19,835	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	475,394	—	245,090	264,182
Unrealized depreciation on futures contracts	25,729	—	84,213	144,210
Accrued expenses and other payables:
Investment advisory fees	62,383	371,762	16,979	35,556
Accounting fees	11,653	20,291	12,451	12,701
Audit fees	24,503	24,503	24,503	24,503
Distribution fees	—	1,794	39,612	45,263
Shareholder reports	4,278	24,869	2,603	3,091
Transfer agent fees	5,488	49,342	1,752	1,758
Other	9,503	2,888	10,443	3,561

Total Liabilities	6,082,732	15,365,314	14,498,458	9,312,810

Net Assets	$119,627,199	$864,765,400	$61,348,787	$78,857,202

Net Assets Consists of:
Capital	$126,636,473	$881,632,303	$66,113,909	$77,934,294
Accumulated earnings	(7,009,274)	(16,866,903)	(4,765,122)	922,908

Net Assets	$119,627,199	$864,765,400	$61,348,787	$78,857,202

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Net Assets
Class A	$7,767	$6,835,952	$5,777,467	$6,507,765
Class I	54,663,954	857,929,448	45,208,522	60,033,522
Class R6	64,955,478	N/A	10,362,798	12,315,915

Total	$119,627,199	$864,765,400	$61,348,787	$78,857,202

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	949	706,567	642,057	644,420
Class I	6,534,534	87,645,901	5,020,031	5,940,402
Class R6	7,709,842	N/A	1,150,822	1,218,780

Total	14,245,325	88,352,468	6,812,910	7,803,602

Net Asset Values and Redemption Prices Per Share:
Class A	$8.18	$9.67	$9.00	$10.10

Class I	$8.37	$9.79	$9.01	$10.11

Class R6	$8.43	$ N/A	$9.00	$10.11

Maximum Offering Price Per Share:
Class A	$8.54	$10.10	$9.35	$10.49

Maximum Sales Charge - Class A	4.25%	4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

March 31, 2025 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Investment Income:
Interest income	$4,262,757	$28,901,680	$1,587,948	$1,880,613
Dividend income - affiliated	83,856	425,436	82,983	120,194
Foreign tax withholding	(217)	—	—	—

Total Investment Income	4,346,396	29,327,116	1,670,931	2,000,807
Expenses:
Investment advisory fees	379,354	2,170,622	103,418	190,030
Distribution fees–Class A	9	9,008	7,068	7,939
Accounting fees	37,669	56,585	38,835	38,934
Audit fees	25,453	25,453	25,453	25,453
Custodian fees	38,731	41,848	41,363	41,461
Insurance fees	1,695	2,260	1,695	1,695
Legal fees	1,290	11,589	836	973
Registrations and filing fees	34,270	37,657	28,945	29,360
Shareholder reports	17,415	47,161	13,247	13,666
Transfer agent fees–Class A	1,783	6,273	1,766	1,809
Transfer agent fees–Class I	15,020	508,245	5,362	4,271
Transfer agent fees–Class R6	1,780	—	1,765	1,765
Trustees’ fees and expenses	2,454	17,281	1,357	1,511
Tax expense	2,928	2,928	3,084	3,099
Other fees	3,231	7,862	3,060	3,131

Total expenses before fee waiver/reimbursement	563,082	2,944,772	277,254	365,097
Expenses waived/reimbursed by:
Advisor	(121,606)	(702,863)	(142,826)	(138,744)

Net expenses	441,476	2,241,909	134,428	226,353

Net Investment Income	3,904,920	27,085,207	1,536,503	1,774,454

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	1,345,543	2,116,873	(438,149)	216,746
Foreign currency transactions	17,934	—	(49,789)	5,530
Foreign currency exchange contracts	256,895	—	303,819	300,989
Written options	31,610	—	—	—
Futures contracts	163,104	—	(363,628)	1,167,892
Swap agreements	(378,913)	383,709	(21,797)	(59,964)

Net realized gains/(losses)	1,436,173	2,500,582	(569,544)	1,631,193
Net change in unrealized appreciation/ (depreciation) on:
Investments	(4,363,827)	(22,247,308)	(934,163)	(876,682)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended

March 31, 2025 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Foreign currency	$14,131	$(2,155)	$(4,570)	$(6,546)
Foreign currency exchange contracts	(237,281)	—	(73,007)	(132,882)
Written Options	44,972	—	—	—
Futures contracts	15,345	—	100,475	(249,518)
Swap agreements	270,343	(113,728)	195,810	(354,246)

Net unrealized losses	(4,256,317)	(22,363,191)	(715,455)	(1,619,874)

Change in net assets resulting from operations	$1,084,776	$7,222,598	$251,504	$1,785,773

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$3,904,920	$5,268,025
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	1,436,173	419,942
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(4,256,317)	7,849,572

Change in net assets resulting from operations	1,084,776	13,537,539

Distributions to Shareholders:
Class A	(249)	(1,040)
Class I	(1,683,338)	(3,026,804)
Class R6	(2,200,865)	(1,728,478)

Change in net assets resulting from shareholder distributions	(3,884,452)	(4,756,322)

Capital Transactions: (Note 6)
Proceeds from shares issued	11,483,555	82,014,060
Distributions reinvested	3,818,883	4,622,595
Cost of shares redeemed	(8,637,023)	(18,593,783)

Change in net assets resulting from capital transactions	6,665,415	68,042,872

Net increase in net assets	3,865,739	76,824,089
Net Assets:
Beginning of period	115,761,460	38,937,371

End of period	$119,627,199	$115,761,460

Share Transactions:
Issued	1,372,987	10,109,196
Reinvested	454,869	570,858
Redeemed	(1,022,360)	(2,307,390)

Change in shares resulting from capital transactions	805,496	8,372,664

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$27,085,207	$42,646,630
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	2,500,582	2,357,982
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(22,363,191)	36,855,913

Change in net assets resulting from operations	7,222,598	81,860,525

Distributions to Shareholders:
Class A	(236,661)	(362,095)
Class I	(25,936,169)	(41,647,229)

Change in net assets resulting from shareholder distributions	(26,172,830)	(42,009,324)

Capital Transactions: (Note 6)
Proceeds from shares issued	226,788,424	361,077,219
Distributions reinvested	23,430,026	35,960,020
Cost of shares redeemed	(95,720,895)	(164,026,133)

Change in net assets resulting from capital transactions	154,497,555	233,011,106

Net increase in net assets	135,547,323	272,862,307
Net Assets:
Beginning of period	729,218,077	456,355,770

End of period	$864,765,400	$729,218,077

Share Transactions:
Issued	22,945,239	37,308,354
Reinvested	2,371,687	3,725,690
Redeemed	(9,685,637)	(16,958,923)

Change in shares resulting from capital transactions	15,631,289	24,075,121

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$1,536,503	$2,634,470
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	(569,544)	1,559,763
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(715,455)	3,294,887

Change in net assets resulting from operations	251,504	7,489,120

Distributions to Shareholders:
Class A	(180,376)	(229,699)
Class I	(1,434,227)	(1,719,221)
Class R6	(336,963)	(483,858)

Change in net assets resulting from shareholder distributions	(1,951,566)	(2,432,778)

Capital Transactions: (Note 6)
Proceeds from shares issued	8,166,146	9,380,775
Distributions reinvested	1,951,565	2,432,778
Cost of shares redeemed	(7,693,044)	(23,382)

Change in net assets resulting from capital transactions	2,424,667	11,790,171

Net increase in net assets	724,605	16,846,513
Net Assets:
Beginning of period	60,624,182	43,777,669

End of period	$61,348,787	$60,624,182

Share Transactions:
Issued	914,291	1,046,496
Reinvested	217,980	285,595
Redeemed	(873,445)	(2,599)

Change in shares resulting from capital transactions	258,826	1,329,492

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$1,774,454	$2,987,388
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	1,631,193	116,869
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(1,619,874)	2,965,027

Change in net assets resulting from operations	1,785,773	6,069,284

Distributions to Shareholders:
Class A	(219,802)	(413,586)
Class I	(1,811,019)	(3,101,514)
Class R6	(447,144)	(855,347)

Change in net assets resulting from shareholder distributions	(2,477,965)	(4,370,447)

Capital Transactions: (Note 6)
Proceeds from shares issued	28,360,047	4,298,609
Distributions reinvested	2,477,944	4,370,447
Cost of shares redeemed	(11,901,415)	(2,678,201)

Change in net assets resulting from capital transactions	18,936,576	5,990,855

Net increase in net assets	18,244,384	7,689,692
Net Assets:
Beginning of period	60,612,818	52,923,126

End of period	$78,857,202	$60,612,818

Share Transactions:
Issued	2,801,136	435,561
Reinvested	245,433	449,167
Redeemed	(1,177,144)	(269,728)

Change in shares resulting from capital transactions	1,869,425	615,000

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$ 8.39	0.26	(0.20)	0.06	(0.24)	(0.03)	(0.27)	$8.18
Year Ended 9/30/24	7.53	0.54	0.87	1.41	(0.55)	—	(0.55)	8.39
Year Ended 9/30/23	7.03	0.54	0.45	0.99	(0.49)	—	(0.49)	7.53
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	—	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b)	0.49	(0.50)	—	(0.50)	9.77
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	—	(0.46)	9.78
Class I
Six Months Ended 3/31/25 (Unaudited)	$ 8.58	0.28	(0.21)	0.07	(0.25)	(0.03)	(0.28)	$8.37
Year Ended 9/30/24	7.68	0.58	0.89	1.47	(0.57)	—	(0.57)	8.58
Year Ended 9/30/23	7.17	0.57	0.45	1.02	(0.51)	—	(0.51)	7.68
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	—	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b)	0.51	(0.52)	—	(0.52)	9.89
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	—	(0.47)	9.90
Class R6
Six Months Ended 3/31/25 (Unaudited)	$ 8.64	0.28	(0.21)	0.07	(0.25)	(0.03)	(0.28)	$8.43
Year Ended 9/30/24	7.72	0.58	0.91	1.49	(0.57)	—	(0.57)	8.64
Year Ended 9/30/23	7.20	0.58	0.45	1.03	(0.51)	—	(0.51)	7.72
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	—	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b)	0.53	(0.53)	—	(0.53)	9.94
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	—	(0.48)	9.94

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	0.78%(c)	$ 8	1.04%(d)	6.43%(d)	48.13%(d)	41%
Year Ended 9/30/24	19.47%	8	1.04%	6.83%	24.70%	70%
Year Ended 9/30/23	14.12%	17	1.04%	7.09%	15.47%	85%
Year Ended 9/30/22	(23.47)%	25	1.04%	5.67%	17.51%	98%
Year Ended 9/30/21	5.06%	15	1.04%	4.52%	43.25%	181%
Year Ended 9/30/20	1.06%	7	1.11%(e)	4.95%	28.23%	249%
Class I
Six Months Ended 3/31/25 (Unaudited)	0.91%(c)	$54,664	0.78%(d)	6.67%(d)	0.99%(d)	41%
Year Ended 9/30/24	19.92%	49,259	0.79%	7.09%	1.18%	70%
Year Ended 9/30/23	14.42%	38,909	0.79%	7.38%	1.55%	85%
Year Ended 9/30/22	(23.27)%	30,173	0.79%	5.82%	1.65%	98%
Year Ended 9/30/21	5.28%	28,667	0.79%	4.76%	1.72%	181%
Year Ended 9/30/20	1.44%	21,356	0.85%(e)	4.87%	2.14%	249%
Class R6
Six Months Ended 3/31/25 (Unaudited)	0.92%(c)	$64,955	0.73%(d)	6.71%(d)	0.94%(d)	41%
Year Ended 9/30/24	20.10%	66,495	0.74%	7.04%	1.09%	70%
Year Ended 9/30/23	14.54%	11	0.74%	7.43%	32.92%	85%
Year Ended 9/30/22	(23.27)%	10	0.74%	5.77%	31.35%	98%
Year Ended 9/30/21	5.35%	13	0.74%	4.82%	28.96%	181%
Year Ended 9/30/20	1.40%	12	0.79%(e)	4.91%	31.83%	249%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.04%, 0.79% and 0.74% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2020.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$ 9.92	0.32	(0.25)	—	0.07	(0.32)	—	(0.32)	$ 9.67
Year Ended 9/30/24	9.28	0.65	0.66	—	1.31	(0.67)	—	(0.67)	9.92
Year Ended 9/30/23	8.98	0.57	0.31	—	0.88	(0.58)	—	(0.58)	9.28
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Class I
Six Months Ended 3/31/25 (Unaudited)	$ 10.03	0.34	(0.25)	—	0.09	(0.33)	—	(0.33)	$ 9.79
Year Ended 9/30/24	9.38	0.68	0.66	—	1.34	(0.69)	—	(0.69)	10.03
Year Ended 9/30/23	9.07	0.61	0.30	—	0.91	(0.60)	—	(0.60)	9.38
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	0.73%(c)	$ 6,836	0.82%(d)	6.60%(d)	1.04%(d)	41%
Year Ended 9/30/24	14.60%	7,181	0.82%	6.79%	0.97%	111%
Year Ended 9/30/23	10.06%	3,580	0.81%	6.18%	1.14%	72%
Year Ended 9/30/22	(12.74)%	2,983	0.82%	4.45%	1.16%	75%
Year Ended 9/30/21	9.60%	3,727	0.82%	4.32%	1.18%	100%
Year Ended 9/30/20	5.64%	1,586	0.82%	4.64%	1.92%	187%
Class I
Six Months Ended 3/31/25 (Unaudited)	0.95%(c)	$857,929	0.57%(d)	6.87%(d)	0.74%(d)	41%
Year Ended 9/30/24	14.82%	722,037	0.57%	7.05%	0.77%	111%
Year Ended 9/30/23	10.34%	452,775	0.56%	6.46%	0.81%	72%
Year Ended 9/30/22	(12.57)%	277,697	0.57%	4.76%	0.82%	75%
Year Ended 9/30/21	9.89%	244,644	0.57%	4.57%	0.87%	100%
Year Ended 9/30/20	6.03%	128,846	0.57%	4.92%	1.10%	187%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However, for the period ended September 30, 2023, Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$ 9.24	0.22	(0.17)	0.05	(0.29)	(0.29)	$9.00
Year Ended 9/30/24	8.37	0.45	0.85	1.30	(0.43)	(0.43)	9.24
Year Ended 9/30/23	8.24	0.38	(0.05)	0.33	(0.20)	(0.20)	8.37
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Six Months Ended 3/31/25 (Unaudited)	$ 9.25	0.23	(0.17)	0.06	(0.30)	(0.30)	$9.01
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Six Months Ended 3/31/25 (Unaudited)	$ 9.25	0.24	(0.19)	0.05	(0.30)	(0.30)	$9.00
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	0.56%(c)	$ 5,777	0.69%(d)	4.96%(d)	1.20%(d)	374%
Year Ended 9/30/24	16.03%	5,637	0.69%	5.11%	1.38%	910%
Year Ended 9/30/23	4.11%	4,358	0.70%	4.46%	1.34%	750%
Period Ended 9/30/22(e)	(16.32)%(c)	4,188	0.70%(d)	2.09%(d)	1.51%(d)	254%
Class I
Six Months Ended 3/31/25 (Unaudited)	0.68%(c)	$45,209	0.44%(d)	5.22%(d)	0.91%(d)	374%
Year Ended 9/30/24	16.31%	44,728	0.44%	5.36%	1.07%	910%
Year Ended 9/30/23	4.34%	30,653	0.45%	4.71%	1.02%	750%
Period Ended 9/30/22(e)	(16.06)%(c)	29,381	0.45%(d)	2.34%(d)	1.15%(d)	254%
Class R6
Six Months Ended 3/31/25 (Unaudited)	0.60%(c)	$10,363	0.39%(d)	5.26%(d)	0.92%(d)	374%
Year Ended 9/30/24	16.37%	10,259	0.39%	5.41%	1.09%	910%
Year Ended 9/30/23	4.39%	8,766	0.40%	4.76%	1.05%	750%
Period Ended 9/30/22(e)	(16.03)%(c)	8,399	0.40%(d)	2.39%(d)	1.19%(d)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However, for the periods ended September 30, 2023 and September 30, 2024, Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$ 10.21	0.24	0.01	0.25	(0.33)	(0.03)	(0.36)	$ 10.10
Year Ended 9/30/24	9.95	0.49	0.52	1.01	(0.47)	(0.28)	(0.75)	10.21
Year Ended 9/30/23	9.60	0.41	0.36	0.77	(0.23)	(0.19)	(0.42)	9.95
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Six Months Ended 3/31/25 (Unaudited)	$ 10.21	0.25	0.02	0.27	(0.34)	(0.03)	(0.37)	$ 10.11
Year Ended 9/30/24	9.95	0.52	0.51	1.03	(0.49)	(0.28)	(0.77)	10.21
Year Ended 9/30/23	9.61	0.43	0.36	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Six Months Ended 3/31/25 (Unaudited)	$ 10.21	0.25	0.03	0.28	(0.35)	(0.03)	(0.38)	$ 10.11
Year Ended 9/30/24	9.95	0.52	0.52	1.04	(0.50)	(0.28)	(0.78)	10.21
Year Ended 9/30/23	9.61	0.44	0.35	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	2.54%(c)	$ 6,508	0.87%(d)	4.71%(d)	1.28%(d)	326%
Year Ended 9/30/24	10.77%	5,924	0.87%	4.96%	1.46%	890%
Year Ended 9/30/23	8.33%	5,269	0.88%	4.24%	1.42%	712%
Period Ended 9/30/22(e)	(2.70)%(c)	4,867	0.88%(d)	1.85%(d)	1.62%(d)	159%
Class I
Six Months Ended 3/31/25 (Unaudited)	2.77%(c)	$60,034	0.62%(d)	4.96%(d)	0.99%(d)	326%
Year Ended 9/30/24	11.02%	42,857	0.62%	5.21%	1.16%	890%
Year Ended 9/30/23	8.48%	37,057	0.63%	4.49%	1.11%	712%
Period Ended 9/30/22(e)	(2.50)%(c)	34,146	0.63%(d)	2.10%(d)	1.28%(d)	159%
Class R6
Six Months Ended 3/31/25 (Unaudited)	2.80%(c)	$12,316	0.57%(d)	5.01%(d)	1.01%(d)	326%
Year Ended 9/30/24	11.08%	11,832	0.57%	5.26%	1.18%	890%
Year Ended 9/30/23	8.54%	10,598	0.58%	4.54%	1.13%	712%
Period Ended 9/30/22(e)	(2.46)%(c)	9,760	0.58%(d)	2.15%(d)	1.32%(d)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However, for the periods ended September 30, 2023 and September 30, 2024, Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or Sub-Advisor“) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

NOTES TO FINANCIAL STATEMENTS

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$88,468,978	$—	$88,468,978
Corporate Bonds	—	27,563,224	—	27,563,224
Investment Company	2,325,973	—	—	2,325,973
Municipal Bond	—	209,982	—	209,982
Put Option Purchased	—	68,979	—	68,979
Call Option Purchased	—	2	—	2
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	182,057	—	182,057
Financial futures contracts	30,272	—	—	30,272
Credit default swaps	—	417,204	—	417,204
Total Return Swaps	—	6,139	—	6,139

Total Assets	$2,356,245	$116,916,565	$—	$119,272,810

Liabilities:
Other Financial Instruments*
Option Written - Call	$(19,835)	$—	$—	$(19,835)
Financial futures contracts	(25,729)	—	—	(25,729)
Foreign currency exchange contracts - forward contracts	—	(475,394)	—	(475,394)
Credit default swaps	—	(680,439)	—	(680,439)

Total Liabilities	$(45,564)	$(1,155,833)	$—	$(1,201,397)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$7,990,071	$23,865	$8,013,936
Canada	—	41,218,746	—	41,218,746
Finland	—	9,199,018	—	9,199,018
France	—	19,983,054	—	19,983,054
Germany	—	9,739,690	—	9,739,690
Hong Kong	—	4,325,272	—	4,325,272
Israel	—	2,606,606	—	2,606,606
Italy	—	9,462,267	—	9,462,267
Japan	—	7,774,432	—	7,774,432
Luxembourg	—	18,838,745	—	18,838,745
Mexico	—	5,988,012	—	5,988,012
Netherlands	—	7,908,339	—	7,908,339
Spain	—	6,137,844	—	6,137,844
United Kingdom	—	51,461,418	—	51,461,418
United States	—	635,454,029	—	635,454,029
Investment Company	16,106,259	—	—	16,106,259
Common Stocks
United Kingdom	—	7,524	—	7,524
United States	—	—	—	—
Rights/Warrants
Mexico	—	—	—	—
Other Financial Instruments*
Credit default swaps	—	3,094,172	—	3,094,172

Total Assets	$16,106,259	$841,189,239	$23,865	$857,319,363

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$29,359,668	$—	$29,359,668
U.S. Government Agency Backed Mortgages	—	13,460,867	—	13,460,867
Asset Backed Securities	—	9,410,262	—	9,410,262
Collateralized Mortgage Obligations	—	8,123,963	—	8,123,963
Bank Loans	—	3,748,944	—	3,748,944
Foreign Government Bonds	—	2,103,014	—	2,103,014
Investment Company	1,922,120	—	—	1,922,120
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	92,166	—	92,166
Financial futures contracts	58,529	—	—	58,529
Interest rate swaps	—	86,284	—	86,284

Total Assets	$1,980,649	$66,385,168	$—	$68,365,817

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(84,213)	$—	$—	$(84,213)
Foreign currency exchange contracts - forward contracts	—	(245,090)	—	(245,090)
Credit default swaps	—	(680,321)	—	(680,321)
Interest rate swaps	—	(3,446)	—	(3,446)

Total Liabilities	$(84,213)	$(928,857)	$—	$(1,013,070)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$36,689,351	$—	$36,689,351
Asset Backed Securities	—	11,478,823	—	11,478,823
Collateralized Mortgage Obligations	—	9,918,830	—	9,918,830
U.S. Treasury Obligations	—	6,174,812	—	6,174,812
Bank Loans	—	4,458,859	—	4,458,859
Investment Company	4,352,848	—	—	4,352,848
Foreign Government Bonds	—	3,047,566	—	3,047,566
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	78,562	—	78,562
Financial futures contracts	3,615	—	—	3,615
Interest rate swaps	—	88,693	—	88,693

Total Assets	$4,356,463	$71,935,496	$—	$76,291,959

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(144,210)	$—	$—	$(144,210)
Foreign currency exchange contracts - forward contracts	—	(264,182)	—	(264,182)
Credit default swaps	—	(1,004,895)	—	(1,004,895)
Interest rate swaps	—	(608,043)	—	(608,043)

Total Liabilities	$(144,210)	$(1,877,120)	$—	$(2,021,330)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

	BlueBay High Yield Bond Fund
	Common Stocks	Corporate Bonds
Balance as of 9/30/24(value)	$14	$143,937
Sale/Disposition	(14)	—
Change in unrealized appreciation (depreciation)	—	(120,072)

Balance as of 3/31/25(value)	$—	$23,865

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO FINANCIAL STATEMENTS

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$23,865	Discounted Cash Flow	Discount Rate of Cash Flows	30%

				Liquidity Discount	5%
Common Stocks	High Yield Bond Fund	$ 0	Discounted Cash Flow	Discount Rate of Cash Flows	30%

				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

NOTES TO FINANCIAL STATEMENTS

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of March 31, 2025, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2025, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures, Euro-OAT futures and Euro Bund futures, during the period ended March 31, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2025.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

NOTES TO FINANCIAL STATEMENTS

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2025.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

NOTES TO FINANCIAL STATEMENTS

The Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for floating rate that is derived from an inflation index, such as the Consumer price Index or UK Retail Price Index, Inflation swaps subject the Fund to interest rate risk.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps”, “Total return swaps”, “Inflation swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of March 31, 2025(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$417,204	$3,094,172	$—	$—
Equity Risk:
Investments, at value (purchased options)	50,928	—	—	—
Interest Rate Risk:
Interest rate swaps contracts, at value	—	—	86,284	88,693
Unrealized appreciation on futures contracts	30,272	—	58,529	3,615
Foreign currency exchange risk:
Investments, at value (purchased options)	18,053	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	182,057	—	92,166	78,562
Unrealized appreciation on total return swaps	6,139	—	—	—

Total	$704,653	$3,094,172	$236,979	$170,870

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$680,439	$—	$680,321	$1,004,895
Equity Risk:
Written options, at value	19,835	—	—	—
Interest Rate Risk:
Unrealized depreciation on interest rate swaps contracts	—	—	3,446	608,043
Unrealized depreciation on futures contracts	25,729	—	84,213	144,210
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	475,394	—	245,090	264,182

Total	$1,201,397	$—	$1,013,070	$2,021,330

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(163,465)	$383,709	$(60,170)	$(90,895)
Equity Risk:
Written Options	31,610	—	—	—
Interest Rate Risk:
Interest rate swaps	(215,448)	—	38,373	30,931
Financial futures contracts	163,104	—	(363,628)	1,167,892
Foreign currency exchange risk:
Forward foreign currency exchange contracts	256,895	—	303,819	300,989

Total	$72,696	$383,709	$(81,606)	$1,408,917

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net Change in Unrealized
Appreciation From:
Credit Risk:
Credit default swaps	$152,716	$(113,728)	$57,411	$85,148
Equity Risk:
Purchased options	(71,249)	—	—	—
Written options	44,972	—	—	—
Interest Rate Risk:
Interest rate swaps	95,954	—	147,135	(430,658)
Inflation swaps	—	—	(8,736)	(8,736)

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Total return swaps	$21,673	$—	$—	$—
Financial futures contracts	15,345	—	100,475	(249,518)
Foreign currency exchange risk:
Purchased options	(17,884)	—	—	—
Forward foreign currency exchange contracts	(237,281)	—	(73,007)	(132,882)

Total	$4,246	$(113,728)	$223,278	$(736,646)

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended March 31, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	—	—	115	35
Futures short position (contracts)	34	—	92	290
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$13,504,001	$—	$6,894,624	$7,445,259
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	7,264,508	—	2,962,600	3,219,172
Forward foreign currency exchange contracts Purchased in non-U.S. dollars (U.S. dollar equivalent)	—	—	3,946,245	5,141,142
Purchased options (Cost $)	79,057	—	—	—
Written Options (Premium received $)	32,404	—	—	—
Interest rate swaps (Notional Amount in U.S. Dollars)	—	—	21,323,014	60,120,429
Credit default swaps (Notional Amount in U.S. Dollars)	31,749,360	43,475,000	36,993,000	52,142,000
Total return swaps (Notional Amount in U.S. Dollars)	1,018,861	—	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

NOTES TO FINANCIAL STATEMENTS

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets Limited	Morgan Stanley Co. International plc	Morgan Stanley Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$—	$182,057	$—	$—	$—	$182,057
Swaps	11,307	6,139	115,536	312	290,049	423,343

Total Assets	11,307	188,196	115,536	312	290,049	605,400

Liabilities:
Forward Currency Exchange Contracts	—	475,394	—	—	—	475,394
Swaps	81,542	—	—	131,802	467,095	680,439

Total Liabilities	81,542	475,394	—	131,802	467,095	1,155,833

Total Financial and Derivative Net Assets[1]	(70,235)	(287,198)	115,536	(131,490)	(177,046)	(550,433)
Total Collateral (Received) Pledged[2]	—	287,198	—	—	177,046	464,244

Net Amount[3]	$(70,235)	$—	$115,536	$(131,490)	$—	$(86,189)

High Yield Bond Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Swaps	$720,168	$2,374,004	$3,094,172

Total Assets	720,168	2,374,004	3,094,172

Total Financial and Derivative Net Assets[1]	720,168	2,374,004	3,094,172

Net Amount[3]	$720,168	$2,374,004	$3,094,172

NOTES TO FINANCIAL STATEMENTS

Core Plus Bond Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$92,166	$—	$92,166
Swaps	—	86,284	86,284

Total Assets	92,166	86,284	178,450

Liabilities:
Forward Currency Exchange Contracts	245,090	—	245,090
Swaps	—	683,767	683,767

Total Liabilities	245,090	683,767	928,857

Total Financial and Derivative Net Assets[1]	(152,924)	(597,483)	(750,407)
Total Collateral (Received) Pledged[2]	152,924	597,483	750,407

Net Amount[3]	$—	$—	$—

Strategic Income Fund

	Citibank N.A.	Morgan Stanley Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$78,562	$—	$78,562
Swaps	—	88,693	88,693

Total Assets	78,562	88,693	167,255

Liabilities:
Forward Currency Exchange Contracts	264,182	—	264,182
Swaps	—	1,612,938	1,612,938

Total Liabilities	264,182	1,612,938	1,877,120

Total Financial and Derivative Net Assets[1]	(185,620)	(1,524,245)	(1,709,865)
Total Collateral (Received) Pledged[2]	185,620	1,524,245	1,709,865

Net Amount[3]	$—	$—	$—

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2024	Purchases	Sales	Value March 31, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Market Debt Fund	$33,397,607	$31,900,336	$(62,971,970)	$ 2,325,973	$83,856
High Yield Bond Fund	41,624,511	258,283,402	(283,801,654)	16,106,259	425,436
Core Plus Bond Fund	2,878,559	76,061,987	(77,018,426)	1,922,120	82,983
Strategic Income Fund	1,422,553	90,885,259	(87,954,964)	4,352,848	120,194

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax

NOTES TO FINANCIAL STATEMENTS

regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2026 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22	FYE 9/30/23	FYE 9/30/24	FYE 9/30/25	Total
Emerging Market Debt Fund	$128,263	$283,786	$280,376	$118,271	$810,696
High Yield Bond Fund	429,150	837,648	1,207,628	686,210	3,160,636
Core Plus Bond Fund	192,719	259,043	315,983	139,754	907,499
Strategic Income Fund	189,060	254,175	312,892	134,285	890,412

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended March 31, 2025, the amount waived was $3,335, $16,653, $3,072 and $4,459 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by RBC GAM-UK, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of March 31, 2025, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$119,627,199	1,643	0.0%
High Yield Bond Fund	$864,765,400	55,076	0.1%
Core Plus Bond Fund	$61,348,787	5,699,621	83.7%
Strategic Income Fund	$78,857,202	5,993,418	76.8%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2025, there were no fees waived by the Distributor.

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2025.

For the period ended March 31, 2025, the Distributor received commissions of $3,410 for front-end sales charges of Class A shares of the Funds, of which $706 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$57,861,663	$44,521,316	$—	$—
High Yield Bond Fund	473,338,734	310,844,403	—	—
Core Plus Bond Fund	166,108,656	157,361,259	73,436,297	78,700,959
Strategic Income Fund	201,397,829	186,785,034	15,166,562	14,166,791

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$100	$—	$276,783	$3,934,884
Distributions reinvested	250	1,040	236,660	362,095
Cost of shares redeemed	—	(12,046)	(682,066)	(1,071,663)

Change in Class A	$350	$(11,006)	$(168,623)	$3,225,316

Class I
Proceeds from shares issued	$10,868,698	$17,976,081	$226,511,641	$357,142,335
Distributions reinvested	1,617,769	2,893,077	23,193,366	35,597,925
Cost of shares redeemed	(5,926,802)	(15,361,904)	(95,038,829)	(162,954,470)

Change in Class I	$6,559,665	$5,507,254	$154,666,178	$229,785,790

Class R6
Proceeds from shares issued	$614,757	$64,037,979	$—	$—
Distributions reinvested	2,200,864	1,728,478	—	—
Cost of shares redeemed	(2,710,221)	(3,219,833)	—	—

Change in Class R6	$105,400	$62,546,624	$—	$—

Change in net assets resulting from capital transactions	$6,665,415	$68,042,872	$154,497,555	$233,011,106

SHARE TRANSACTIONS:
Class A
Issued	12	—	28,344	412,462
Reinvested	31	133	24,223	37,896
Redeemed	—	(1,498)	(70,153)	(111,874)

Change in Class A	43	(1,365)	(17,586)	338,484

Class I
Issued	1,299,639	2,233,216	22,916,895	36,895,892
Reinvested	193,412	361,404	2,347,464	3,687,794
Redeemed	(699,607)	(1,916,944)	(9,615,484)	(16,847,049)

Change in Class I	793,444	677,676	15,648,875	23,736,637

Class R6
Issued	73,336	7,875,980	—	—
Reinvested	261,426	209,321	—	—
Redeemed	(322,753)	(388,948)	—	—

Change in Class R6	12,009	7,696,353	—	—

Change in shares resulting from capital transactions	805,496	8,372,664	15,631,289	24,075,121

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$855,885	$556,756	$1,059,080	$113,277
Distributions reinvested	180,376	229,699	219,802	413,586
Cost of shares redeemed	(734,935)	(1,077)	(630,395)	(32,921)

Change in Class A	$301,326	$785,378	$648,487	$493,942

Class I
Proceeds from shares issued	$7,273,371	$8,770,539	$27,136,216	$4,133,563
Distributions reinvested	1,434,226	1,719,221	1,810,998	3,101,514
Cost of shares redeemed	(6,958,109)	(22,305)	(11,271,020)	(2,645,280)

Change in Class I	$1,749,488	$10,467,455	$17,676,194	$4,589,797

Class R6
Proceeds from shares issued	$36,890	$53,480	$164,751	$51,769
Distributions reinvested	336,963	483,858	447,144	855,347

Change in Class R6	$373,853	$537,338	$611,895	$907,116

Change in net assets resulting from capital transactions	$2,424,667	$11,790,171	$18,936,576	$5,990,855

SHARE TRANSACTIONS:
Class A
Issued	95,819	62,496	104,676	11,434
Reinvested	20,165	27,000	21,773	42,529
Redeemed	(83,726)	(119)	(62,350)	(3,325)

Change in Class A	32,258	89,377	64,099	50,638

Class I
Issued	814,322	977,930	2,680,228	418,834
Reinvested	160,175	201,746	179,372	318,740
Redeemed	(789,719)	(2,480)	(1,114,794)	(266,403)

Change in Class I	184,778	1,177,196	1,744,806	471,171

Class R6
Issued	4,150	6,070	16,232	5,293
Reinvested	37,640	56,849	44,288	87,898

Change in Class R6	41,790	62,919	60,520	93,191

Change in shares resulting from capital transactions	258,826	1,329,492	1,869,425	615,000

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

NOTES TO FINANCIAL STATEMENTS

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$119,175,977	$3,942,254	$(5,693,951)	$(1,751,697)
High Yield Bond Fund	858,683,523	18,342,813	(11,675,524)	6,667,289
Core Plus Bond Fund	68,160,680	1,147,993	(605,027)	542,966
Strategic Income Fund	75,821,127	894,356	(14,220,431)	(13,326,075)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$4,756,322	$—	$4,756,322	$4,756,322
High Yield Bond Fund	42,009,324	—	42,009,324	42,009,324
Core Plus Bond Fund	2,432,778	—	2,432,778	2,432,778
Strategic Income Fund	3,216,783	1,153,664	4,370,447	4,370,447

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2025.

As of September 30, 2024, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had short-term capital loss carryforwards of $6,268,727, $3,098,572 and $1,977,597 and long-term capital loss carryforwards of $2,400,709, $17,539,058 and $2,694,974 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2024, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had utilized capital loss carryforwards of $33,206, $6,184,284 and $1,734,328 respectively.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Strategic Income Fund had deferred qualified late-year capital losses of $427,196 which will be treated as arising on the first business day of the fiscal year ending September 30, 2024.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset

NOTES TO FINANCIAL STATEMENTS

re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2025, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit

The Funds are participants in a single uncommitted, unsecured $60,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of June 13, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $60,000,000 at any particular time. During the period ended March 31, 2025, none of the Funds borrowed under the line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	19.0%
High Yield Bond Fund	2	49.6%

In addition, two unaffiliated shareholders owned in aggregate 68.1% of the Emerging Market Debt Fund as of March 31, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

NOTES TO FINANCIAL STATEMENTS

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

Financial Statements and Other Important Information For the six months ended March 31, 2025 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2025 (Unaudited)

Shares		Value

Common Stocks — 97.7%
Communication Services — 2.2%
13,317	Nexstar Media Group, Inc.	$2,386,673
62,560	TechTarget, Inc.*	926,513

		3,313,186

Consumer Discretionary — 12.5%
12,720	Burlington Stores, Inc.*	3,031,558
9,380	Dorman Products, Inc.*	1,130,665
36,249	Gentherm, Inc.*	969,298
52,220	G-III Apparel Group Ltd.*	1,428,217
12,036	Installed Building Products, Inc.	2,063,692
12,748	LCI Industries	1,114,558
38,230	Life Time Group Holdings, Inc.*	1,154,546
33,670	Ollie’s Bargain Outlet Holdings, Inc.*	3,917,841
22,360	Planet Fitness, Inc., Class A*	2,160,200
10,470	Texas Roadhouse, Inc.	1,744,616

		18,715,191

Consumer Staples — 4.4%
6,395	Casey’s General Stores, Inc.	2,775,686
16,330	Freshpet, Inc.*	1,358,166
30,551	Performance Food Group Co.*	2,402,225

		6,536,077

Energy — 3.1%
146,450	TechnipFMC Plc	4,641,001

Financials — 9.3%
49,050	Baldwin Insurance Group, Inc. (The)*	2,192,045
14,266	FirstCash Holdings, Inc.	1,716,485
10,482	Jack Henry & Associates, Inc.	1,914,013
5,317	Kinsale Capital Group, Inc.	2,587,837
32,850	Stifel Financial Corp.	3,096,441
14,603	WEX, Inc.*	2,292,963

		13,799,784

Health Care — 22.7%
14,540	Acadia Healthcare Co., Inc.*	440,853
47,920	ADMA Biologics, Inc.*	950,733
215,880	Alphatec Holdings, Inc.*	2,189,023
28,761	Azenta, Inc.*	996,281
37,080	Bio-Techne Corp.	2,174,000
84,270	Certara, Inc.*	834,273
8,740	Charles River Laboratories International, Inc.*	1,315,545
43,367	Haemonetics Corp.*	2,755,973
19,164	HealthEquity, Inc.*	1,693,523
31,300	Integer Holdings Corp.*	3,693,713
8,220	Medpace Holdings, Inc.*	2,504,552

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

41,338	Merit Medical Systems, Inc.*	$4,369,840
122,090	Neogen Corp.*	1,058,520
31,570	RadNet, Inc.*	1,569,660
14,390	Repligen Corp.*	1,830,984
90,040	Stevanato Group SpA	1,838,617
6,380	UFP Technologies, Inc.*	1,286,910
52,670	Vericel Corp.*	2,350,135

		33,853,135

Industrials — 20.2%
12,900	AGCO Corp.	1,194,153
8,383	Applied Industrial Technologies, Inc.	1,889,025
5,640	CACI International, Inc., Class A*	2,069,429
15,870	CBIZ, Inc.*	1,203,898
12,680	EnPro Industries, Inc.	2,051,497
66,745	ExlService Holdings, Inc.*	3,151,032
38,580	GXO Logistics, Inc.*	1,507,706
18,612	ICF International, Inc.	1,581,462
18,170	JBT Marel Corp.	2,220,374
7,187	Landstar System, Inc.	1,079,487
49,224	Mercury Systems, Inc.*	2,121,062
12,500	Paylocity Holding Corp.*	2,341,750
7,400	RBC Bearings, Inc.*	2,381,098
88,820	Tetra Tech, Inc.	2,597,985
15,579	Woodward, Inc.	2,843,012

		30,232,970

Information Technology — 19.6%
47,320	Alkami Technology, Inc.*	1,242,150
6,770	Appfolio, Inc., Class A*	1,488,723
16,090	ASGN, Inc.*	1,013,992
8,703	Badger Meter, Inc.	1,655,746
55,860	Clearwater Analytics Holdings, Inc., Class A*	1,497,048
10,709	CyberArk Software Ltd.*	3,619,642
34,469	Diodes, Inc.*	1,488,027
34,940	Dynatrace, Inc.*	1,647,421
19,358	ePlus, Inc.*	1,181,419
7,606	Globant SA*	895,378
100,420	Informatica, Inc., Class A*	1,752,329
5,778	Littelfuse, Inc.	1,136,764
8,793	Manhattan Associates, Inc.*	1,521,541
12,036	Novanta, Inc.*	1,539,043
19,670	Onto Innovation, Inc.*	2,386,758
56,170	Sapiens International Corp. NV	1,521,645
14,540	Silicon Laboratories, Inc.*	1,636,768
15,672	SPS Commerce, Inc.*	2,080,144

		29,304,538

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Materials — 2.6%
15,185	AptarGroup, Inc.	$2,253,150
9,868	Balchem Corp.	1,638,088

		3,891,238

Real Estate — 1.1%
14,694	Lamar Advertising Co., REIT, Class A	1,671,883

Total Common Stocks		145,959,003

(Cost $128,613,196)

Investment Company — 3.0%
4,521,519	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	4,521,519

Total Investment Company		4,521,519

(Cost $4,521,519)

Total Investments		$150,480,522
(Cost $133,134,715)(b) — 100.7%

Liabilities in excess of other assets — (0.7)%		(1,053,258)

NET ASSETS — 100.0%		$149,427,264

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2025 (Unaudited)

Shares		Value

Common Stocks — 92.6%
Consumer Discretionary — 10.1%
33,360	Beazer Homes USA, Inc.*	$680,210
16,000	First Watch Restaurant Group, Inc.*	266,400
21,030	Genesco, Inc.*	446,467
31,230	G-III Apparel Group Ltd.*	854,141
2,850	Group 1 Automotive, Inc.	1,088,558
27,920	Legacy Housing Corp.*	704,142
6,400	Oxford Industries, Inc.	375,488
10,124	Patrick Industries, Inc.	856,085
16,040	Steven Madden Ltd.	427,306

		5,698,797

Consumer Staples — 0.6%
4,990	John B Sanfilippo & Son, Inc.	353,591

Energy — 4.2%
14,510	Cactus, Inc., Class A	664,993
23,300	Magnolia Oil & Gas Corp., Class A	588,558
10,230	Matador Resources Co.	522,651
55,050	Select Water Solutions, Inc.	578,025

		2,354,227

Financials — 23.1%
5,320	AMERISAFE, Inc.	279,566
42,070	Banc of California, Inc.	596,973
35,268	Compass Diversified Holdings	658,454
39,492	Eastern Bankshares, Inc.	647,669
20,280	Esquire Financial Holdings, Inc.	1,528,706
14,970	First Bancorp/Southern Pines, NC	600,896
22,300	German American Bancorp, Inc.	836,250
24,156	Mercantile Bank Corp.	1,049,337
16,590	Northrim BanCorp, Inc.	1,214,720
39,640	P10, Inc., Class A	465,770
10,000	Preferred Bank/Los Angeles, CA	836,600
19,320	QCR Holdings, Inc.	1,377,902
18,100	Southern First Bancshares, Inc.*	595,852
12,260	Stewart Information Services Corp.	874,751
21,620	Stock Yards Bancorp, Inc.	1,493,077

		13,056,523

Health Care — 13.7%
1,267	Addus HomeCare Corp.*	125,294
106,560	Alphatec Holdings, Inc.*	1,080,518
13,750	Amphastar Pharmaceuticals, Inc.*	398,613
38,590	Astrana Health, Inc.*	1,196,676
20,580	Lantheus Holdings, Inc.*	2,008,608
24,010	Maravai LifeSciences Holdings, Inc., Class A*	53,062
184,220	MiMedx Group, Inc.*	1,400,072

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

1,721	Pennant Group, Inc. (The)*	$43,283
19,540	Surmodics, Inc.*	596,556
4,310	UFP Technologies, Inc.*	869,370

		7,772,052

Industrials — 22.4%
32,340	ACCO Brands Corp.	135,505
19,095	Allient Inc.	419,708
36,330	Barrett Business Services, Inc.	1,494,980
31,910	Bowman Consulting Group Ltd.*	696,595
83,360	BrightView Holdings, Inc.*	1,070,342
18,460	Byrna Technologies, Inc.*	310,866
11,608	Casella Waste Systems, Inc., Class A*	1,294,408
13,820	CBIZ, Inc.*	1,048,385
6,790	Columbus McKinnon Corp.	114,955
13,170	Douglas Dynamics, Inc.	305,939
31,496	Ducommun, Inc.*	1,827,713
21,040	Enerpac Tool Group Corp.	943,854
14,416	Greenbrier Cos., Inc. (The)	738,388
14,593	Insteel Industries, Inc.	383,796
3,860	Standex International Corp.	622,965
45,670	Thermon Group Holdings, Inc.*	1,271,910

		12,680,309

Information Technology — 11.1%
34,370	Cohu, Inc.*	505,583
18,920	Crane NXT Co.	972,488
33,420	Napco Security Technologies, Inc.	769,328
8,523	Novanta, Inc.*	1,089,836
7,460	Onto Innovation, Inc.*	905,196
10,732	PC Connection, Inc.	669,892
26,200	Penguin Solutions, Inc.*	455,094
34,356	Sapiens International Corp. NV	930,704

		6,298,121

Materials — 2.5%
11,467	Koppers Holdings, Inc.	321,076
7,470	Materion Corp.	609,552
31,270	Metallus, Inc.*	417,767
1,545	Olympic Steel, Inc.	48,699

		1,397,094

Real Estate — 3.6%
93,450	Chatham Lodging Trust, REIT	666,298
19,780	Community Healthcare Trust, Inc., REIT	359,205
106,330	Summit Hotel Properties, Inc., REIT	575,245
22,130	UMH Properties, Inc., REIT	413,831

		2,014,579

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Utilities — 1.3%
12,410	Unitil Corp.	$715,933

Total Common Stocks		52,341,226

(Cost $39,922,059)

Exchange Traded Funds — 5.2%
3,040	iShares Biotechnology ETF	388,816
11,600	iShares Russell Microcap Index Fund	1,286,556
15,440	SPDR S&P Biotech ETF	1,252,184

Total Exchange Traded Funds		2,927,556

(Cost $2,849,025)

Investment Company — 1.1%
606,779	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	606,779

Total Investment Company		606,779

(Cost $606,779)

Total Investments		$55,875,561
(Cost $43,377,863)(b) — 98.9%

Other assets in excess of liabilities — 1.1%		626,365

NET ASSETS — 100.0%		$56,501,926

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2025 (Unaudited)

Shares		Value

Common Stocks — 96.1%
Communication Services — 2.1%
4,014	Nexstar Media Group, Inc.	$719,389

Consumer Discretionary — 14.1%
1,030	Cavco Industries, Inc.*	535,219
10,380	Cheesecake Factory, Inc. (The)	505,091
2,496	Deckers Outdoor Corp.*	279,078
15,053	G-III Apparel Group Ltd.*	411,700
2,400	Group 1 Automotive, Inc.	916,680
2,520	Oxford Industries, Inc.	147,848
11,336	Patrick Industries, Inc.	958,572
16,910	Taylor Morrison Home Corp.*	1,015,276

		4,769,464

Consumer Staples — 0.6%
2,650	John B Sanfilippo & Son, Inc.	187,779

Energy — 5.1%
7,460	Cactus, Inc., Class A	341,892
21,726	Magnolia Oil & Gas Corp., Class A	548,799
10,400	Matador Resources Co.	531,336
28,930	Select Water Solutions, Inc.	303,765

		1,725,792

Financials — 16.6%
38,312	Compass Diversified Holdings	715,285
5,090	Esquire Financial Holdings, Inc.	383,684
23,100	P10, Inc., Class A	271,425
7,590	Pinnacle Financial Partners, Inc.	804,844
6,024	Preferred Bank/Los Angeles, CA	503,968
8,860	QCR Holdings, Inc.	631,895
4,464	SouthState Corp.	414,349
8,500	Stewart Information Services Corp.	606,475
6,000	Wintrust Financial Corp.	674,760
11,720	WSFS Financial Corp.	607,916

		5,614,601

Health Care — 11.3%
19,391	Astrana Health, Inc.*	601,315
11,544	Globus Medical, Inc., Class A*	845,021
11,846	Lantheus Holdings, Inc.*	1,156,169
2,393	Masimo Corp.*	398,674
68,440	MiMedx Group, Inc.*	520,144
1,233	Pennant Group, Inc. (The)*	31,010
1,251	West Pharmaceutical Services, Inc.	280,074

		3,832,407

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Industrials — 19.9%
46,134	ACCO Brands Corp.	$193,301
6,570	Arcosa, Inc.	506,678
1,900	Atkore, Inc.	113,981
26,180	Barrett Business Services, Inc.	1,077,307
49,310	BrightView Holdings, Inc.*	633,140
9,466	CBIZ, Inc.*	718,091
3,461	Columbus McKinnon Corp.	58,595
19,563	Ducommun, Inc.*	1,135,241
12,760	Enerpac Tool Group Corp.	572,414
9,315	Greenbrier Cos., Inc. (The)	477,114
9,960	Insteel Industries, Inc.	261,948
1,750	Moog, Inc., Class A	303,363
1,540	Standex International Corp.	248,541
15,930	Thermon Group Holdings, Inc.*	443,650

		6,743,364

Information Technology — 15.1%
3,873	Ambarella, Inc.*	194,928
11,830	Cohu, Inc.*	174,019
9,890	Crane NXT Co.	508,346
5,365	InterDigital, Inc.	1,109,214
7,274	MKS Instruments, Inc.	583,011
11,180	Napco Security Technologies, Inc.	257,364
3,416	Novanta, Inc.*	436,804
4,181	Onto Innovation, Inc.*	507,322
5,580	PC Connection, Inc.	348,303
12,220	Penguin Solutions, Inc.*	212,261
15,329	Sapiens International Corp. NV	415,263
9,770	Tenable Holdings, Inc.*	341,755

		5,088,590

Materials — 2.1%
7,211	Koppers Holdings, Inc.	201,908
2,910	Materion Corp.	237,456
19,060	Metallus, Inc.*	254,642
921	Olympic Steel, Inc.	29,030

		723,036

Real Estate — 6.0%
10,270	Agree Realty Corp., REIT	792,741
31,390	DiamondRock Hospitality Co., REIT	242,331
2,650	EastGroup Properties, Inc., REIT	466,797
14,238	STAG Industrial, Inc., REIT	514,277

		2,016,146

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value

Utilities — 3.2%
7,920	Southwest Gas Holdings, Inc.	$568,656
8,790	Unitil Corp.	507,095

		1,075,751

Total Common Stocks		32,496,319

(Cost $22,922,704)

Exchange Traded Funds — 2.2%
668	iShares Russell 2000 Index Fund	133,259
7,610	SPDR S&P Biotech ETF	617,171

Total Exchange Traded Funds		750,430

(Cost $1,014,840)

Investment Company — 1.1%
360,470	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	360,470

Total Investment Company		360,470

(Cost $360,470)

Total Investments		$33,607,219
(Cost $24,298,014)(b) — 99.4%

Other assets in excess of liabilities — 0.6%		208,907

NET ASSETS — 100.0%		$33,816,126

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2025 (Unaudited)

Shares		Value
Common Stocks — 98.5%
Communication Services — 1.8%
10,600	AMC Networks, Inc., Class A*	$72,928
67,900	Creative Realities, Inc.*	132,405
440	Daily Journal Corp.*	174,988
72,450	DHI Group, Inc.*	100,706
48,000	Gray Media, Inc.	207,360
29,100	National CineMedia, Inc.	169,944
17,400	PubMatic, Inc., Class A*	159,036
12,000	Reservoir Media, Inc.*	91,560
21,400	Saga Communications, Inc., Class A	266,858
20,800	Spok Holdings, Inc.	341,952
8,300	Travelzoo*	113,129

		1,830,866

Consumer Discretionary — 13.8%
34,000	Alliance Entertainment Holding Corp.*	113,900
550	AMCON Distributing Co.	64,518
35,500	American Axle & Manufacturing Holdings, Inc.*	144,485
9,000	American Public Education, Inc.*	200,880
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
42,200	Arko Corp.	166,690
33,200	Beazer Homes USA, Inc.*	676,948
660	Biglari Holdings, Inc., Class B*	142,916
6,300	Canterbury Park Holding Corp.	114,975
1,123	Century Communities, Inc.	75,353
32,400	Clarus Corp.	121,500
41,500	Crown Crafts, Inc.	151,060
20,700	Denny’s Corp.*	75,969
34,900	Destination XL Group, Inc.*	50,954
6,500	Dine Brands Global, Inc.	151,255
21,300	El Pollo Loco Holdings, Inc.*	219,390
13,300	Escalade, Inc.	203,490
12,400	Ethan Allen Interiors, Inc.	343,480
7,000	Flanigan’s Enterprises, Inc.	172,970
14,800	Flexsteel Industries, Inc.	540,348
10,800	GigaCloud Technology, Inc., Class A*	153,360
6,100	Hamilton Beach Brands Holding Co., Class A	118,523
20,180	Haverty Furniture Cos., Inc.	397,950
10,400	hhgregg, Inc.*,(a),(b)	1
62,400	Holley, Inc.*	160,368
3,300	Hovnanian Enterprises, Inc., Class A*	345,543
7,900	Inspired Entertainment, Inc.*	67,466
7,400	JAKKS Pacific, Inc.	182,558
4,740	Johnson Outdoors, Inc., Class A	117,742
23,500	Kid Brands, Inc.*,(a),(b)	0
20,520	Lakeland Industries, Inc.	416,761
18,100	Landsea Homes Corp.*	116,202

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
18,500	Latham Group, Inc.*	$118,955
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
6,800	La-Z-Boy, Inc.	265,812
25,900	Legacy Education, Inc.*	185,703
17,600	Legacy Housing Corp.*	443,872
31,800	Lincoln Educational Services Corp.*	504,666
3,900	Lovesac Co. (The)*	70,902
1,180	M/I Homes, Inc.*	134,732
18,480	MarineMax, Inc.*	397,320
5,800	MasterCraft Boat Holdings, Inc.*	99,876
9,750	McRae Industries, Inc., Class A	492,862
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	537,725
10,100	Monro, Inc.	146,147
18,340	Movado Group, Inc.	306,645
4,600	Nathan’s Famous, Inc.	443,325
13,000	Nobility Homes, Inc.	403,000
10,600	ODP Corp. (The)*	151,898
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
1,787	Patrick Industries, Inc.	151,109
42,000	PetMed Express, Inc.*	175,980
119,400	Point.360*,(a),(b),(c)	0
2,000	RCI Hospitality Holdings, Inc.	85,880
5,900	Regis Corp.*	107,085
26,900	Rocky Brands, Inc.	467,253
8,200	Smith & Wesson Brands, Inc.	76,424
1,190	Sonic Automotive, Inc., Class A	67,782
15,400	Standard Motor Products, Inc.	383,922
5,330	Strattec Security Corp.*	210,322
1,110	Stride, Inc.*	140,415
11,389	Superior Group of Cos., Inc.	124,596
34,000	Tandy Leather Factory, Inc.	98,600
28,800	Target Hospitality Corp.*	189,504
26,600	Tile Shop Holdings, Inc.*	172,368
58,800	Torrid Holdings, Inc.*	322,224
3,400	Universal Technical Institute, Inc.*	87,312
30,000	Universal Travel Group*,(a),(b),(c)	0
72,000	Vince Holding Corp.*	138,240
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
17,600	Weyco Group, Inc.	536,448

		14,046,459

Consumer Staples — 6.1%
5,960	Alico, Inc.	177,846
5,350	Andersons, Inc. (The)	229,675
1,925	Central Garden & Pet Co.*	70,571
52,000	Coffee Holding Co., Inc.*	184,600
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
11,760	Ingles Markets, Inc., Class A	$765,929
14,700	Lifecore Biomedical, Inc.*	103,488
3,900	Limoneira Co.	69,108
21,260	Natural Grocers by Vitamin Cottage, Inc.	854,652
22,300	Nature’s Sunshine Products, Inc.*	279,865
29,260	Oil-Dri Corp. of America	1,343,619
49,800	Sadot Group, Inc.*	133,464
6,500	Seneca Foods Corp., Class A*	578,760
23,260	SpartanNash Co.	471,248
5,500	USANA Health Sciences, Inc.*	148,335
17,300	Village Super Market, Inc., Class A	657,573

		6,151,533

Energy — 5.9%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
28,800	Amplify Energy Corp.*	107,712
10,400	Dorian LPG Ltd.	232,336
22,700	Epsilon Energy Ltd.	160,262
74,490	FutureFuel Corp.	290,511
5,000	Global Partners LP	266,900
30,000	Gulf Island Fabrication, Inc.*	193,800
8,200	Hallador Energy Co.*	100,696
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
11,700	Mexco Energy Corp.	87,984
26,300	MIND Technology, Inc.*	157,800
5,000	NACCO Industries, Inc., Class A	168,650
7,200	Natural Gas Services Group, Inc.*	158,184
8,000	NCS Multistage Holdings, Inc.*	279,920
52,340	North American Construction Group Ltd.	826,449
24,100	NPK International, Inc.*	140,021
36,700	OPAL Fuels, Inc., Class A*	67,528
25,600	PermRock Royalty Trust	110,080
62,000	PHX Minerals, Inc.	244,900
1,950	PrimeEnergy Resources Corp.*	444,385
19,800	Ranger Energy Services, Inc., Class A	280,962
14,230	REX American Resources Corp.*	534,621
4,500	Riley Exploration Permian, Inc.	131,265
87,200	Ring Energy, Inc.*	100,280
8,700	SandRidge Energy, Inc.	99,354
47,900	Smart Sand, Inc.	124,061
15,600	Solaris Energy Infrastructure, Inc., Class A	339,456
37,000	Stabilis Solutions, Inc.*	179,450
51,200	TETRA Technologies, Inc.*	172,032

		5,999,599

Financials — 33.8%
17,400	Acacia Research Corp.*	55,680
4,700	ACNB Corp.	193,452
8,400	Advanced Flower Capital, Inc., REIT	46,788

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	$0
12,700	AG Mortgage Investment Trust, Inc., REIT	92,710
4,000	Alerus Financial Corp.	73,840
8,030	Amalgamated Financial Corp.	230,862
5,400	Amerant Bancorp, Inc.	111,456
3,900	American Business Bank	174,096
7,600	Ames National Corp.	133,152
2,800	Arrow Financial Corp.	73,612
5,300	Atlanticus Holdings Corp.*	271,095
9,010	Banco Latinoamericano de Comercio Exterior SA, Class E	329,766
2,400	Bank First Corp.	241,776
2,742	Bank of Marin Bancorp	60,516
5,220	Bank7 Corp.	202,223
14,400	BankFinancial Corp.	182,016
7,000	Bankwell Financial Group, Inc.	211,260
1,488	Banner Corp.	94,890
6,800	Bar Harbor Bankshares	200,600
5,300	BayCom Corp.	133,401
10,500	BCB Bancorp, Inc.	103,530
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
3,500	BNCCORP, Inc.	112,000
15,290	Bridgewater Bancshares, Inc.*	212,378
10,174	Brookline Bancorp, Inc.	110,897
3,076	Burke & Herbert Financial Services Corp.	172,594
5,500	Business First Bancshares, Inc.	133,925
1,700	C&F Financial Corp.	114,563
3,887	California First Leasing Corp.	78,828
2,100	Camden National Corp.	84,987
6,200	Capital Bancorp, Inc.	175,646
6,320	Capital City Bank Group, Inc.	227,267
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
5,700	Carter Bankshares, Inc.*	92,226
4,100	Central Pacific Financial Corp.	110,864
6,500	CF Bankshares, Inc.	143,260
1,900	Chemung Financial Corp.	90,383
12,500	Chicago Atlantic Real Estate Finance, Inc., REIT	183,750
2,800	ChoiceOne Financial Services, Inc.	80,556
8,200	Citizens & Northern Corp.	164,984
6,300	Citizens Community Bancorp, Inc.	90,594
2,754	Citizens Financial Services, Inc.	159,870
10,980	Civista Bancshares, Inc.	214,549
8,890	CNB Financial Corp.	197,802
2,270	Coastal Financial Corp.*	205,231
6,600	Colony Bankcorp, Inc.	106,590
9,808	Community West Bancshares	181,252
72,603	Consumer Portfolio Services, Inc.*	629,468
10,600	Crescent Capital BDC, Inc.	181,472
8,218	Dime Community Bancshares, Inc.	229,118

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
5,200	Donegal Group, Inc., Class A	$102,076
13,700	Ellington Credit Co., REIT	74,117
8,000	Embassy Bancorp, Inc.	121,600
6,410	Enova International, Inc.*	618,950
7,170	Enterprise Bancorp, Inc.	279,128
3,238	Enterprise Financial Services Corp.	174,010
4,700	Equity Bancshares, Inc., Class A	185,180
3,890	Esquire Financial Holdings, Inc.	293,228
6,800	ESSA Bancorp, Inc.	128,180
4,400	Evans Bancorp, Inc.	171,468
12,400	EZCORP, Inc., Class A*	182,528
3,600	Farmers & Merchants Bancorp, Inc.	86,076
13,950	Farmers National Banc Corp.	182,047
2,547	FB Financial Corp.	118,079
2,790	Federal Agricultural Mortgage Corp., Class C	523,153
2,800	Fidelity D&D Bancorp, Inc.	116,508
4,400	Fidus Investment Corp.	89,716
5,900	Financial Institutions, Inc.	147,264
6,700	First Bancorp, Inc. (The)	165,624
10,400	First Bank	154,024
7,700	First Business Financial Services, Inc.	363,055
5,810	First Community Bankshares, Inc.	218,979
6,400	First Community Corp.	144,384
6,410	First Financial Corp.	313,962
10,000	First Financial Northwest, Inc.	226,600
7,040	First Internet Bancorp	188,531
9,800	First of Long Island Corp. (The)	121,030
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	94,940
5,400	First Savings Financial Group, Inc.	139,104
3,800	First United Corp.	114,076
6,600	First Western Financial, Inc.*	129,690
3,200	Five Star Bancorp	88,960
6,500	Flushing Financial Corp.	82,550
6,380	FS Bancorp, Inc.	242,504
13,250	FVCBankcorp, Inc.*	140,052
5,500	Gladstone Capital Corp.	151,030
10,200	Gladstone Investment Corp.	136,272
7,220	Guaranty Bancshares, Inc.	289,017
6,500	Guild Holdings Co., Class A	99,450
11,080	Hanmi Financial Corp.	251,073
8,800	HarborOne Bancorp, Inc.	91,256
3,500	Hawthorn Bancshares, Inc.	98,805
11,510	HBT Financial, Inc.	257,939
13,600	Heritage Commerce Corp.	129,472
12,200	Heritage Insurance Holdings, Inc.*	175,924
700	Hingham Institution for Savings (The)	166,460
5,000	Home Bancorp, Inc.	224,000
8,530	HomeTrust Bancshares, Inc.	292,408

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
9,000	I3 Verticals, Inc., Class A*	$222,030
8,110	Independent Bank Corp.	249,707
8,500	Investar Holding Corp.	149,685
3,373	Investors Title Co.	813,163
6,400	LCNB Corp.	94,656
5,900	MainStreet Bancshares, Inc.	98,648
38,700	Manhattan Bridge Capital, Inc., REIT	228,717
16,700	Medallion Financial Corp.	145,457
4,840	Mercantile Bank Corp.	210,250
6,160	Merchants Bancorp	227,920
13,000	Meridian Corp.	187,200
7,510	Metrocity Bankshares, Inc.	207,051
5,320	Metropolitan Bank Holding Corp.*	297,867
5,500	Mid Penn Bancorp, Inc.	142,505
4,100	Middlefield Banc Corp.	114,595
6,410	Midland States Bancorp, Inc.	109,739
3,900	MidWestOne Financial Group, Inc.	115,479
7,200	MVB Financial Corp.	124,704
6,200	National Bankshares, Inc.	165,106
14,000	NewtekOne, Inc.	167,440
5,440	Northeast Bank	497,978
14,200	Northeast Community Bancorp, Inc.	332,848
9,700	Northfield Bancorp, Inc.	105,827
5,100	Northrim BanCorp, Inc.	373,422
29,180	Northwest Bancshares, Inc.	350,744
2,600	Norwood Financial Corp.	62,842
2,900	Oak Valley Bancorp	72,384
7,560	OFG Bancorp	302,551
18,180	Old Second Bancorp, Inc.	302,515
2,600	Onity Group, Inc.*	84,032
13,200	OP Bancorp	158,664
10,070	Oppenheimer Holdings, Inc., Class A	600,474
5,660	Orange County Bancorp, Inc.	132,387
13,525	Orrstown Financial Services, Inc.	405,885
8,500	Pacific Financial Corp.	92,225
9,900	Palmer Square Capital BDC, Inc.	131,868
9,300	Parke Bancorp, Inc.	175,212
6,600	PCB Bancorp	123,486
5,500	Peapack-Gladstone Financial Corp.	156,200
24,100	PennantPark Investment Corp.	169,423
3,700	Penns Woods Bancorp, Inc.	103,267
4,100	Peoples Bancorp of North Carolina, Inc.	111,684
13,298	Peoples Bancorp, Inc.	394,419
3,900	Peoples Financial Services Corp.	173,433
7,300	Pinnacle Bank/Gilroy CA*	138,262
2,000	Plumas Bancorp	86,540
9,900	Ponce Financial Group, Inc.*	125,433
13,400	Primis Financial Corp.	130,918

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
5,500	Princeton Bancorp, Inc.	$168,025
5,900	Private Bancorp of America, Inc.*	323,969
7,600	Provident Bancorp, Inc.*	87,248
8,700	Provident Financial Holdings, Inc.	126,933
10,270	Provident Financial Services, Inc.	176,336
10,610	RBB Bancorp	175,065
3,700	Red River Bancshares, Inc.	191,105
14,660	Regional Management Corp.	441,413
19,100	Riverview Bancorp, Inc.	107,915
3,050	S&T Bancorp, Inc.	113,002
6,020	Safety Insurance Group, Inc.	474,858
3,400	Saratoga Investment Corp.	86,122
6,300	SB Financial Group, Inc.	131,166
11,025	Security National Financial Corp., Class A*	133,402
17,700	Seven Hills Realty Trust, REIT	221,073
11,000	Shore Bancshares, Inc.	148,940
9,660	Sierra Bancorp	269,321
11,500	SmartFinancial, Inc.	357,420
6,300	South Atlantic Bancshares, Inc.	96,075
9,930	South Plains Financial, Inc.	328,882
5,900	Southern First Bancshares, Inc.*	194,228
4,970	Southern Missouri Bancorp, Inc.	258,539
3,000	Southern States Bancshares, Inc.	107,250
9,300	Stellus Capital Investment Corp.	130,200
3,680	Stewart Information Services Corp.	262,568
12,200	SWK Holdings Corp.*	212,158
4,700	Third Coast Bancshares, Inc.*	156,839
6,900	Timberland Bancorp, Inc.	208,035
5,400	Tiptree, Inc.	130,086
9,300	United Security Bancshares	83,328
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,650	Unity Bancorp, Inc.	229,955
4,500	Universal Insurance Holdings, Inc.	106,650
5,400	Velocity Financial, Inc.*	101,034
14,800	Waterstone Financial, Inc.	199,060
17,019	WesBanco, Inc.	526,908
9,660	West BanCorp, Inc.	192,620
26,300	Western New England Bancorp, Inc.	244,590
6,880	Westwood Holdings Group, Inc.	111,456
1,356	Wintrust Financial Corp.	152,496

		34,319,366

Health Care — 2.7%
31,400	Biote Corp., Class A*	104,562
8,300	Castle Biosciences, Inc.*	166,166
57,600	DocGo, Inc.*	152,064
6,100	Entrada Therapeutics, Inc.*	55,144
17,700	FONAR Corp.*	247,977
2,500	Kewaunee Scientific Corp.*	98,450

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
85,300	Oramed Pharmaceuticals, Inc.*	$182,542
22,900	OraSure Technologies, Inc.*	77,173
51,200	Organogenesis Holdings, Inc.*	221,184
5,500	Pacira BioSciences, Inc.*	136,675
4,100	Phibro Animal Health Corp., Class A	87,576
40,000	Precision BioSciences, Inc.*	190,800
71,800	Puma Biotechnology, Inc.*	212,528
7,800	Rigel Pharmaceuticals, Inc.*	140,322
3,300	Semler Scientific, Inc.*	119,460
29,100	Sensus Healthcare, Inc.*	137,643
9,100	Tactile Systems Technology, Inc.*	120,302
1,300	Utah Medical Products, Inc.	72,852
24,300	Viemed Healthcare, Inc.*	176,904
17,900	Voyager Therapeutics, Inc.*	60,502

		2,760,826

Industrials — 18.6%
11,000	Acme United Corp.	435,710
22,300	AirJoule Technologies Corp.*	102,803
6,500	Allient Inc.	142,870
15,300	Ameresco, Inc., Class A*	184,824
9,500	Aris Water Solutions, Inc., Class A	304,380
14,500	BGSF, Inc.	53,360
5,250	BlueLinx Holdings, Inc.*	393,645
45,400	Broadwind Energy, Inc.*	65,830
10,678	Cenveo, Inc.*,(a),(b),(c)	0
6,500	Civeo Corp.	149,500
9,500	Columbus McKinnon Corp.	160,835
84,600	Commercial Vehicle Group, Inc.*	97,290
31,444	CompX International, Inc.	651,520
31,200	Concrete Pumping Holdings, Inc.	170,352
36,000	Conduent, Inc.*	97,200
43,300	Costamare, Inc.	426,072
23,200	Covenant Logistics Group, Inc.	515,040
15,600	CPI Aerostructures, Inc.*	54,132
16,800	DLH Holdings Corp.*	68,040
27,760	Ducommun, Inc.*	1,610,913
2,400	DXP Enterprises, Inc.*	197,424
21,700	Eastern Co. (The)	549,444
30,560	Ennis, Inc.	613,950
15,590	Espey Mfg. & Electronics Corp.	422,957
8,700	EVI Industries, Inc.	145,986
14,000	Genco Shipping & Trading Ltd.	187,040
14,500	Gencor Industries, Inc.*	176,320
1,980	Graham Corp.*	57,064
18,900	Great Lakes Dredge & Dock Corp.*	164,430
9,610	Greenbrier Cos., Inc. (The)	492,224
30,300	Hudson Technologies, Inc.*	186,951

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
10,200	IBEX Holdings Ltd.*	$248,370
10,700	Insteel Industries, Inc.	281,410
10,600	Interface, Inc.	210,304
10,700	Kelly Services, Inc., Class A	140,919
3,900	L B Foster Co., Class A*	76,752
4,200	Limbach Holdings, Inc.*	312,774
25,350	LSI Industries, Inc.	430,950
14,000	Luxfer Holdings Plc	166,040
11,900	Manitowoc Co., Inc. (The)*	102,221
8,940	Marten Transport Ltd.	122,657
18,000	Mastech Digital, Inc.*	183,780
15,300	Mayville Engineering Co., Inc.*	205,479
21,879	Miller Industries, Inc.	927,013
11,400	Mistras Group, Inc.*	120,612
4,900	National Presto Industries, Inc.	430,759
20,000	NL Industries, Inc.	158,000
13,000	Northwest Pipe Co.*	536,900
11,600	Park Aerospace Corp.	156,020
3,400	Park-Ohio Holdings Corp.	73,440
10,900	Perma-Pipe International Holdings, Inc.*	135,487
3,540	Preformed Line Products Co.	495,918
14,500	Quanex Building Products Corp.	269,555
52,800	Radiant Logistics, Inc.*	324,720
1,833	Resolute Holdings Management, Inc.*	57,446
13,200	Resources Connection, Inc.	86,328
44,400	Safe Bulkers, Inc.	163,836
60,300	Shoals Technologies Group, Inc., Class A*	200,196
7,200	Sun Country Airlines Holdings, Inc.*	88,704
6,600	Taylor Devices, Inc.*	212,982
14,800	Titan Machinery, Inc.*	252,192
18,500	Twin Disc, Inc.	140,045
28,200	Ultralife Corp.*	151,716
13,700	Virco Mfg. Corp.	129,602
19,000	VirTra, Inc.*	77,330
2,400	VSE Corp.	287,976
3,000	Willdan Group, Inc.*	122,160
12,638	Willis Lease Finance Corp.	1,996,425

		18,955,124

Information Technology — 7.2%
34,000	Amtech Systems, Inc.*	164,220
17,700	AstroNova, Inc.*	162,663
5,950	Aviat Networks, Inc.*	114,062
12,360	Bel Fuse, Inc., Class B	925,270
46,300	Bit Digital, Inc.*	93,526
6,600	BK Technologies Corp.*	258,852
11,800	Coda Octopus Group, Inc.*	73,632
22,000	CompoSecure, Inc., Class A	239,140
5,300	Consensus Cloud Solutions, Inc.*	122,324

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
16,800	CoreCard Corp.*	$314,328
7,600	CPI Card Group, Inc.*	221,692
29,800	Crexendo, Inc.*	145,126
4,050	CTS Corp.	168,277
44,800	Data Storage Corp.*	162,624
5,750	Digi International, Inc.*	160,023
32,600	Eastman Kodak Co.*	206,032
3,580	ePlus, Inc.*	218,487
32,800	Everspin Technologies, Inc.*	167,280
6,500	Frequency Electronics, Inc.	101,725
44,000	Immersion Corp.	333,520
23,300	Information Services Group, Inc.	91,103
17,400	Inseego Corp.*	142,158
20,500	inTEST Corp.*	143,295
24,100	Kimball Electronics, Inc.*	396,445
8,600	NETGEAR, Inc.*	210,356
12,900	Nortech Systems, Inc.*	122,550
9,720	PC Connection, Inc.	606,722
32,130	Photronics, Inc.*	667,019
7,100	Richardson Electronics Ltd.	79,236
20,180	Vishay Precision Group, Inc.*	486,136

		7,297,823

Materials — 2.8%
3,700	AdvanSix, Inc.	83,805
20,500	American Vanguard Corp.	90,200
21,800	Aspen Aerogels, Inc.*	139,302
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
7,300	Clearwater Paper Corp.*	185,201
21,300	Core Molding Technologies, Inc.*	323,760
19,000	Flotek Industries, Inc.*	158,270
31,600	Fortitude Gold Corp.	154,587
22,000	Friedman Industries, Inc.	327,580
6,000	Koppers Holdings, Inc.	168,000
14,700	LSB Industries, Inc.*	96,873
13,100	Mativ Holdings, Inc.	81,613
6,700	Metallus, Inc.*	89,512
9,800	Myers Industries, Inc.	116,914
11,400	Olympic Steel, Inc.	359,328
245	Ramaco Resources, Inc., Class B	1,746
15,800	Ramaco Resources, Inc., Class A	130,034
4,700	Ryerson Holding Corp.	107,912
17,000	SunCoke Energy, Inc.	156,400
4,500	Valhi, Inc.	73,125

		2,844,162

Real Estate — 4.4%
6,820	Alpine Income Property Trust, Inc., REIT	114,030
5,340	American Realty Investors, Inc.*	58,473

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
13,000	AMREP Corp.*	$260,650
5,000	BRT Apartments Corp., REIT	85,000
3,500	Community Healthcare Trust, Inc., REIT	63,560
38,400	Comstock Holding Cos., Inc.*	331,008
11,800	CTO Realty Growth, Inc., REIT	227,858
26,500	Farmland Partners, Inc., REIT	295,475
53,000	Five Point Holdings LLC, Class A*	283,020
10,700	FRP Holdings, Inc.*	305,699
11,242	Getty Realty Corp., REIT	350,525
10,100	Global Medical REIT, Inc., REIT	88,375
9,700	Newlake Capital Partners, Inc., REIT	139,195
27,432	One Liberty Properties, Inc., REIT	720,639
14,200	Postal Realty Trust, Inc., REIT, Class A	202,776
5,400	Tejon Ranch Co.*	85,590
61,710	Whitestone, REIT	899,115

		4,510,988

Utilities — 1.4%
40,300	Altus Power, Inc.*	199,485
2,400	Artesian Resources Corp., Class A	78,360
10,900	Genie Energy Ltd., Class B	164,045
19,300	Pure Cycle Corp.*	202,071
3,900	RGC Resources, Inc.	81,393
12,266	Unitil Corp.	707,626

		1,432,980

Total Common Stocks		100,149,726

(Cost $81,927,510)

Exchange Traded Funds — 0.1%
590	iShares Russell Microcap Index Fund	65,437

Total Exchange Traded Funds		65,437

(Cost $65,232)

Rights/Warrants — 0.00%
568	Chord Energy Corp, *	1,238
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	2,751

Total Rights/Warrants		3,989

(Cost $25,048)

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	$0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.4%
1,426,333	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	1,426,333

Total Investment Company		1,426,333

(Cost $1,426,333)

Total Investments		$101,645,485
(Cost $83,444,123)(e) — 100.0%

Other assets in excess of liabilities — 0.0%		1,104

NET ASSETS — 100.0%		$101,646,589

*	Non-income producing security.

(a)	Security delisted or issuer in bankruptcy.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2025 (Unaudited)

Shares		Value
Common Stocks — 95.7%
Communication Services — 2.0%
3,160	Nexstar Media Group, Inc.	$566,335

Consumer Discretionary — 10.8%
16,670	Cheesecake Factory, Inc. (The)	811,162
11,500	Genesco, Inc.*	244,145
5,040	G-III Apparel Group Ltd.*	137,844
1,440	Group 1 Automotive, Inc.	550,008
2,260	Oxford Industries, Inc.	132,594
5,545	Patrick Industries, Inc.	468,885
5,235	Steven Madden Ltd.	139,461
8,800	Taylor Morrison Home Corp.*	528,352

		3,012,451

Consumer Staples — 1.8%
1,940	John B Sanfilippo & Son, Inc.	137,469
13,470	TreeHouse Foods, Inc.*	364,902

		502,371

Energy — 6.8%
7,310	Cactus, Inc., Class A	335,017
22,400	Magnolia Oil & Gas Corp., Class A	565,824
12,400	Matador Resources Co.	633,516
34,520	Select Water Solutions, Inc.	362,460

		1,896,817

Financials — 25.2%
1,110	American Financial Group, Inc.	145,787
1,860	AMERISAFE, Inc.	97,743
13,382	Compass Diversified Holdings	249,842
13,287	Mercantile Bank Corp.	577,187
6,430	Northrim BanCorp, Inc.	470,805
21,560	P10, Inc., Class A	253,330
8,190	Pinnacle Financial Partners, Inc.	868,468
4,980	Preferred Bank/Los Angeles, CA	416,627
6,770	QCR Holdings, Inc.	482,836
2,390	Reinsurance Group of America, Inc.	470,591
16,320	Seacoast Banking Corp. of Florida	419,914
4,536	SouthState Corp.	421,031
5,860	Stewart Information Services Corp.	418,111
8,130	Stock Yards Bancorp, Inc.	561,458
5,480	Wintrust Financial Corp.	616,281
10,730	WSFS Financial Corp.	556,565

		7,026,576

Health Care — 8.1%
623	Addus HomeCare Corp.*	61,609
2,750	Amphastar Pharmaceuticals, Inc.*	79,723

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
8,140	Astrana Health, Inc.*	$252,421
6,550	Globus Medical, Inc., Class A*	479,460
5,110	Lantheus Holdings, Inc.*	498,736
4,940	Merit Medical Systems, Inc.*	522,207
10,030	Omnicell, Inc.*	350,649

		2,244,805

Industrials — 17.6%
31,468	ACCO Brands Corp.	131,851
6,270	Arcosa, Inc.	483,542
2,275	Atkore, Inc.	136,477
20,370	Barrett Business Services, Inc.	838,226
27,910	BrightView Holdings, Inc.*	358,364
4,710	CBIZ, Inc.*	357,301
13,660	Douglas Dynamics, Inc.	317,322
10,196	Ducommun, Inc.*	591,674
30,840	Gates Industrial Corp. Plc*	567,764
7,498	Greenbrier Cos., Inc. (The)	384,048
6,680	Insteel Industries, Inc.	175,684
1,620	Moog, Inc., Class A	280,827
7,080	Terex Corp.	267,482

		4,890,562

Information Technology — 7.0%
5,390	Crane NXT Co.	277,046
5,850	MKS Instruments, Inc.	468,878
12,160	Napco Security Technologies, Inc.	279,923
3,316	Onto Innovation, Inc.*	402,363
4,510	PC Connection, Inc.	281,514
14,000	Penguin Solutions, Inc.*	243,180

		1,952,904

Materials — 3.6%
4,864	Koppers Holdings, Inc.	136,192
3,280	Materion Corp.	267,648
22,380	Metallus, Inc.*	298,997
1,060	Reliance, Inc.	306,075

		1,008,912

Real Estate — 9.3%
7,020	Agree Realty Corp., REIT	541,874
38,890	Chatham Lodging Trust, REIT	277,286
7,020	CubeSmart, REIT	299,824
44,070	DiamondRock Hospitality Co., REIT	340,220
2,420	EastGroup Properties, Inc., REIT	426,283
11,690	STAG Industrial, Inc., REIT	422,243
52,180	Summit Hotel Properties, Inc., REIT	282,294

		2,590,024

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2025 (Unaudited)

Shares		Value
Utilities — 3.5%
8,070	Southwest Gas Holdings, Inc.	$579,426
6,780	Unitil Corp.	391,138

		970,564

Total Common Stocks		26,662,321

(Cost $26,100,946)

Exchange Traded Funds — 2.8%
2,480	iShares Russell 2000 Value ETF	374,430
5,210	SPDR S&P Biotech ETF	422,531

Total Exchange Traded Funds		796,961

(Cost $850,830)

Investment Company — 1.3%
347,287	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	347,287

Total Investment Company		347,287

(Cost $347,287)

Total Investments		$27,806,569
(Cost $27,299,063)(b) — 99.8%

Other assets in excess of liabilities — 0.2%		62,702

NET ASSETS — 100.0%		$27,869,271

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $128,613,196, $42,771,084 and $23,937,544, respectively)	$145,959,003	$55,268,782	$33,246,749
Affiliated investments (cost $4,521,519, $606,779 and $360,470, respectively)	4,521,519	606,779	360,470
Interest and dividend receivable	29,115	31,018	13,820
Receivable from advisor	29,018	12,555	22,982
Receivable for capital shares issued	88,159	125	1
Receivable for investments sold	—	875,772	250,658
Prepaid expenses and other assets	22,686	16,830	39,014

Total Assets	150,649,500	56,811,861	33,933,694

Liabilities:
Professional fees payable	4,467	4,467	4,467
Payable for capital shares redeemed	51,785	—	1,397
Payable for investments purchased	922,604	216,988	60,090
Accrued expenses and other payables:
Investment advisory fees	83,274	44,059	19,203
Accounting fees	7,886	6,700	6,389
Audit fees	19,736	19,737	19,736
Distribution fees	98,836	858	876
Custodian fees	—	100	635
Shareholder reports	14,296	4,282	1,518
Transfer agent fees	7,761	8,757	525
Other	11,591	3,987	2,732

Total Liabilities	1,222,236	309,935	117,568

Net Assets	$149,427,264	$56,501,926	$33,816,126

Net Assets Consists of:
Capital	$131,690,611	$43,741,445	$25,180,888
Accumulated earnings	17,736,653	12,760,481	8,635,238

Net Assets	$149,427,264	$56,501,926	$33,816,126

25

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$19,754,469		$638,407	$7,284,264
Class I	114,398,167		55,863,519	26,236,724
Class R6	15,274,628		N/A	295,138

Total	$149,427,264		$56,501,926	$33,816,126

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,740,789		51,139	711,674
Class I	7,886,622		4,050,321	2,092,703
Class R6	1,046,230		N/A	23,356

Total	10,673,641		4,101,460	2,827,733

Net Asset Values and Redemption Prices Per Share:
Class A	$11.35		$12.48	$10.24

Class I	$14.51		$13.79	$12.54

Class R6	$14.60	$	N/A	$12.64

Maximum Offering Price Per Share:
Class A	$12.04		$13.24	$10.86

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

26

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $82,017,790 and $26,951,776, respectively)	$100,219,152	$27,459,282
Affiliated investments (cost $1,426,333 and $347,287, respectively)	1,426,333	347,287
Cash	4	—
Interest and dividend receivable	124,520	19,836
Receivable from advisor	13,983	14,377
Receivable for capital shares issued	1,794	1,721
Receivable for investments sold	—	410,003
Prepaid expenses and other assets	19,798	22,123

Total Assets	101,805,584	28,274,629

Liabilities:
Professional fees payable	4,467	4,467
Payable for capital shares redeemed	11,279	—
Payable for investments purchased	—	346,062
Accrued expenses and other payables:
Investment advisory fees	74,719	16,017
Accounting fees	7,282	6,305
Audit fees	19,736	19,736
Distribution fees	4,157	122
Custodian fees	—	221
Shareholder reports	10,857	2,222
Transfer agent fees	15,369	7,263
Other	11,129	2,943

Total Liabilities	158,995	405,358

Net Assets	$101,646,589	$27,869,271

Net Assets Consists of:
Capital	$79,740,160	$30,274,563
Accumulated earnings	21,906,429	(2,405,292)

Net Assets	$101,646,589	$27,869,271

27

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$2,250,801	$12,207
Class I		99,395,788	27,845,310
Class R6		N/A	11,754

Total		$101,646,589	$27,869,271

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		91,426	854
Class I		4,041,536	1,962,469
Class R6		N/A	818

Total		4,132,962	1,964,141

Net Asset Values and Redemption Prices Per Share:
Class A		$24.62	$14.29

Class I		$24.59	$14.19

Class R6	$	N/A	$14.36

Maximum Offering Price Per Share:
Class A		$26.12	$15.16

Maximum Sales Charge - Class A		5.75%	5.75%

See Notes to the Financial Statements.

28

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)
	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$—	$—	$2,751
Dividend income - unaffiliated	392,722	257,668	166,076
Dividend income - affiliated	62,951	21,733	13,757

Total Investment Income	455,673	279,401	182,584
Expenses:
Investment advisory fees	578,388	312,859	138,166
Distribution fees–Class A	29,101	909	10,341
Accounting fees	19,357	16,477	15,572
Audit fees	20,686	20,687	20,686
Custodian fees	2,694	1,998	2,806
Insurance fees	1,695	1,695	1,695
Legal fees	3,861	1,294	5,143
Registrations and filing fees	32,795	23,128	29,234
Shareholder reports	27,280	16,247	15,599
Transfer agent fees–Class A	16,516	2,518	8,240
Transfer agent fees–Class I	91,734	22,205	11,972
Transfer agent fees–Class R6	1,825	—	1,793
Trustees’ fees and expenses	4,030	1,684	1,018
Tax expense	2,331	2,331	2,331
Other fees	8,281	2,522	2,923

Total expenses before fee waiver/reimbursement	840,574	426,554	267,519
Expenses waived/reimbursed by:
Advisor	(140,356)	(69,004)	(89,970)

Net expenses	700,218	357,550	177,549

Net Investment Income (Loss)	(244,545)	(78,149)	5,035

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	1,540,684	1,345,871	2,535,858
Net change in unrealized depreciation on investments	(21,453,352)	(10,529,933)	(5,993,452)

Net realized/unrealized losses	(19,912,668)	(9,184,062)	(3,457,594)

Change in net assets resulting from operations	$(20,157,213)	$(9,262,211)	$(3,452,559)

29

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2025 (Unaudited)
	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$26	$1,127
Dividend income - unaffiliated	1,226,805	266,435
Dividend income - affiliated	44,543	11,067
Foreign tax withholding	(2,710)	—

Total Investment Income	1,268,664	278,629
Expenses:
Investment advisory fees	515,029	109,965
Distribution fees–Class A	3,197	17
Accounting fees	26,708	15,373
Audit fees	20,686	20,687
Custodian fees	4,252	1,863
Insurance fees	1,695	1,695
Legal fees	1,733	466
Registrations and filing fees	23,059	31,179
Shareholder reports	20,226	13,421
Transfer agent fees–Class A	3,755	1,688
Transfer agent fees–Class I	56,042	16,055
Transfer agent fees–Class R6	—	1,769
Trustees’ fees and expenses	2,801	762
Tax expense	2,331	2,331
Other fees	2,745	2,765

Total expenses before fee waiver/reimbursement	684,259	220,036
Expenses waived/reimbursed by:
Advisor	(70,464)	(86,945)

Net expenses	613,795	133,091

Net Investment Income	654,869	145,538

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	3,810,212	677,976
Foreign currency transactions	(146)	—

Net realized gains	3,810,066	677,976
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,899,619)	(3,651,046)
Foreign currency	16	—

Net unrealized losses	(10,899,603)	(3,651,046)

Net realized/unrealized losses	(7,089,537)	(2,973,070)

Change in net assets resulting from operations	$(6,434,668)	$(2,827,532)

See Notes to the Financial Statements.

30

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment loss	$(244,545)	$(286,031)
Net realized gains from investments	1,540,684	2,017,216
Net change in unrealized appreciation/(depreciation) on investments	(21,453,352)	24,836,113

Change in net assets resulting from operations	(20,157,213)	26,567,298

Distributions to Shareholders:
Class A	(386,624)	(447,576)
Class I	(1,642,883)	(2,119,764)
Class R6	(206,824)	(226,162)

Change in net assets resulting from shareholder distributions	(2,236,331)	(2,793,502)

Capital Transactions: (Note 6)
Proceeds from shares issued	19,800,254	75,236,314
Distributions reinvested	2,038,814	2,541,901
Cost of shares redeemed	(20,399,299)	(41,051,712)

Change in net assets resulting from capital transactions	1,439,769	36,726,503

Net increase/(decrease) in net assets	(20,953,775)	60,500,299
Net Assets:
Beginning of period	170,381,039	109,880,740

End of period	$149,427,264	$170,381,039

Share Transactions:
Issued	1,254,988	5,100,798
Reinvested	132,850	176,804
Redeemed	(1,308,847)	(2,694,988)

Change in shares resulting from capital transactions	78,991	2,582,614

See Notes to the Financial Statements.

31

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income/(loss)	$(78,149)	$414,357
Net realized gains from investments	1,345,871	8,164,468
Net change in unrealized appreciation/(depreciation) on investments	(10,529,933)	5,071,409

Change in net assets resulting from operations	(9,262,211)	13,650,234

Distributions to Shareholders:
Class A	(99,734)	(18,713)
Class I	(8,397,996)	(1,781,642)

Change in net assets resulting from shareholder distributions	(8,497,730)	(1,800,355)

Capital Transactions: (Note 6)
Proceeds from shares issued	137,041	405,236
Distributions reinvested	8,043,707	1,694,543
Cost of shares redeemed	(3,780,155)	(5,411,911)

Change in net assets resulting from capital transactions	4,400,593	(3,312,132)

Net increase/(decrease) in net assets	(13,359,348)	8,537,747
Net Assets:
Beginning of period	69,861,274	61,323,527

End of period	$56,501,926	$69,861,274

Share Transactions:
Issued	7,535	22,988
Reinvested	515,954	103,302
Redeemed	(236,847)	(318,607)

Change in shares resulting from capital transactions	286,642	(192,317)

See Notes to the Financial Statements.

32

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$5,035	$370,532
Net realized gains from investments	2,535,858	6,171,567
Net change in unrealized appreciation/(depreciation) on investments	(5,993,452)	1,777,866

Change in net assets resulting from operations	(3,452,559)	8,319,965

Distributions to Shareholders:
Class A	(1,438,303)	(681,312)
Class I	(4,719,154)	(2,424,572)
Class R6	(42,696)	(908)

Change in net assets resulting from shareholder distributions	(6,200,153)	(3,106,792)

Capital Transactions: (Note 6)
Proceeds from shares issued	2,144,299	4,292,144
Distributions reinvested	6,087,598	3,032,603
Cost of shares redeemed	(6,337,121)	(12,577,712)

Change in net assets resulting from capital transactions	1,894,776	(5,252,965)

Net decrease in net assets	(7,757,936)	(39,792)
Net Assets:
Beginning of period	41,574,062	41,613,854

End of period	$33,816,126	$41,574,062

Share Transactions:
Issued	159,774	312,881
Reinvested	469,578	217,201
Redeemed	(460,498)	(873,280)

Change in shares resulting from capital transactions	168,854	(343,198)

See Notes to the Financial Statements.

33

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$654,869	$1,725,717
Net realized gains from investments and foreign currency	3,810,066	8,969,926
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(10,899,603)	13,854,814

Change in net assets resulting from operations	(6,434,668)	24,550,457

Distributions to Shareholders:
Class A	(233,428)	(236,278)
Class I	(10,430,364)	(9,587,034)

Change in net assets resulting from shareholder distributions	(10,663,792)	(9,823,312)

Capital Transactions: (Note 6)
Proceeds from shares issued	2,567,277	4,134,011
Distributions reinvested	9,779,907	8,941,659
Cost of shares redeemed	(9,511,154)	(13,608,450)

Change in net assets resulting from capital transactions	2,836,030	(532,780)

Net increase/(decrease) in net assets	(14,262,430)	14,194,365
Net Assets:
Beginning of period	115,909,019	101,714,654

End of period	$101,646,589	$115,909,019

Share Transactions:
Issued	92,586	155,036
Reinvested	366,548	339,716
Redeemed	(346,457)	(516,672)

Change in shares resulting from capital transactions	112,677	(21,920)

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$145,538	$369,495
Net realized gains from investments	677,976	171,447
Net change in unrealized appreciation/(depreciation) on investments	(3,651,046)	4,835,902

Change in net assets resulting from operations	(2,827,532)	5,376,844

Distributions to Shareholders:
Class A	(99)	(125)
Class I	(309,228)	(383,466)
Class R6	(132)	(151)

Change in net assets resulting from shareholder distributions	(309,459)	(383,742)

Capital Transactions: (Note 6)
Proceeds from shares issued	1,995,078	2,399,213
Distributions reinvested	111,748	130,252
Cost of shares redeemed	(2,657,914)	(3,692,977)

Change in net assets resulting from capital transactions	(551,088)	(1,163,512)

Net increase/(decrease) in net assets	(3,688,079)	3,829,590
Net Assets:
Beginning of period	31,557,350	27,727,760

End of period	$27,869,271	$31,557,350

Share Transactions:
Issued	128,462	159,418
Reinvested	7,265	8,995
Redeemed	(175,810)	(261,334)

Change in shares resulting from capital transactions	(40,083)	(92,921)

See Notes to the Financial Statements.

35

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$13.13	(0.03)	(1.54)	—	(1.57)	—	(0.21)	(0.21)	$11.35
Year Ended 9/30/24	11.21	(0.05)	2.28	—	2.23	—	(0.31)	(0.31)	13.13
Year Ended 9/30/23	10.77	(0.04)	1.52	—	1.48	—	(1.04)	(1.04)	11.21
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Class I
Six Months Ended 3/31/25 (Unaudited)	$16.71	(0.02)	(1.97)	—	(1.99)	—	(0.21)	(0.21)	$14.51
Year Ended 9/30/24	14.14	(0.03)	2.91	—	2.88	—	(0.31)	(0.31)	16.71
Year Ended 9/30/23	13.31	(0.02)	1.89	—	1.87	—	(1.04)	(1.04)	14.14
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Class R6
Six Months Ended 3/31/25 (Unaudited)	$16.81	(0.02)	(1.98)	—	(2.00)	—	(0.21)	(0.21)	$14.60
Year Ended 9/30/24	14.22	(0.02)	2.92	—	2.90	—	(0.31)	(0.31)	16.81
Year Ended 9/30/23	13.38	(0.02)	1.90	—	1.88	—	(1.04)	(1.04)	14.22
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

36

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(12.10	)%(c)	$ 19,754	1.07	%(d)	(0.52	)%(d)	1.24	%(d)	12%
Year Ended 9/30/24	20.21%		24,706	1.07%		(0.41)%		1.28%		16%
Year Ended 9/30/23	14.23%		13,321	1.07%		(0.38)%		1.25%		19%
Year Ended 9/30/22	(16.50)%		11,259	1.07%		(0.52)%		1.27%		25%
Year Ended 9/30/21	38.95%		14,318	1.07%		(0.54)%		1.26%		28	%(e)
Year Ended 9/30/20	4.90%		11,553	1.07%		(0.45)%		1.37%		15%
Class I
Six Months Ended 3/31/25 (Unaudited)	(12.02	)%(c)	$114,398	0.82	%(d)	(0.27	)%(d)	0.99	%(d)	12%
Year Ended 9/30/24	20.62%		128,958	0.82%		(0.16)%		1.04%		16%
Year Ended 9/30/23	14.45%		87,116	0.82%		(0.13)%		1.05%		19%
Year Ended 9/30/22	(16.30)%		66,994	0.82%		(0.27)%		1.04%		25%
Year Ended 9/30/21	39.23%		81,239	0.82%		(0.29)%		0.99%		28	%(e)
Year Ended 9/30/20	5.27%		83,211	0.82%		(0.20)%		1.03%		15%
Class R6
Six Months Ended 3/31/25 (Unaudited)	(12.01	)%(c)	$ 15,275	0.77	%(d)	(0.21	)%(d)	0.87	%(d)	12%
Year Ended 9/30/24	20.65%		16,717	0.77%		(0.11)%		0.93%		16%
Year Ended 9/30/23	14.54%		9,443	0.77%		(0.14)%		0.98%		19%
Year Ended 9/30/22	(16.24)%		17	0.77%		(0.23)%		18.45%		25%
Year Ended 9/30/21	39.36%		21	0.77%		(0.25)%		19.28%		28	%(e)
Year Ended 9/30/20	5.26%		15	0.77%		(0.16)%		25.69%		15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

37

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

38

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$16.79	(0.04)	(2.05)	—	(2.09)	(0.03)	(2.19)	(2.22)	$12.48
Year Ended 9/30/24	14.06	0.06	3.09	—	3.15	(0.03)	(0.39)	(0.42)	16.79
Year Ended 9/30/23	14.62	0.02	1.72	—	1.74	—	(2.30)	(2.30)	14.06
Year Ended 9/30/22	20.04	(0.03)	(2.97)	—	(3.00)	(0.02)	(2.40)	(2.42)	14.62
Year Ended 9/30/21	14.65	0.04	6.98	—(b)	7.02	—(b)	(1.63)	(1.63)	20.04
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Class I
Six Months Ended 3/31/25 (Unaudited)	$18.33	(0.02)	(2.26)	—	(2.28)	(0.07)	(2.19)	(2.26)	$13.79
Year Ended 9/30/24	15.32	0.11	3.36	—	3.47	(0.07)	(0.39)	(0.46)	18.33
Year Ended 9/30/23	15.70	0.06	1.86	—	1.92	—	(2.30)	(2.30)	15.32
Year Ended 9/30/22	21.34	0.01	(3.18)	—	(3.17)	(0.07)	(2.40)	(2.47)	15.70
Year Ended 9/30/21	15.51	0.09	7.41	—(b)	7.50	(0.04)	(1.63)	(1.67)	21.34
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

39

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(14.01	)%(c)	$ 638	1.33	%(d)	(0.49	)%(d)	2.15	%(d)	16%
Year Ended 9/30/24	22.75%		754	1.33%		0.37	%(e)	2.13%		41%
Year Ended 9/30/23	12.63%		664	1.33%		0.14%		2.19%		28%
Year Ended 9/30/22	(17.18)%		683	1.33%		(0.19)%		2.02%		43%
Year Ended 9/30/21	50.27%		803	1.33%		0.21%		2.15%		19%
Year Ended 9/30/20	(10.85)%		553	1.33%		0.19%		2.35%		25%
Class I
Six Months Ended 3/31/25 (Unaudited)	(13.87	)%(c)	$55,864	1.08	%(d)	(0.23	)%(d)	1.28	%(d)	16%
Year Ended 9/30/24	22.99%		69,107	1.08%		0.62%		1.28%		41%
Year Ended 9/30/23	12.93%		60,659	1.08%		0.39%		1.26%		28%
Year Ended 9/30/22	(16.94)%		56,964	1.08%		0.08%		1.27%		43%
Year Ended 9/30/21	50.67%		73,996	1.08%		0.45%		1.25%		19%
Year Ended 9/30/20	(10.64)%		53,380	1.08%		0.44%		1.38%		25%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Reflects special dividend which amounted to $2.98 per share and 19.05% of average net assets.

See Notes to the Financial Statements.

40

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$13.67	(0.01)	(1.05)	—	(1.06)	(0.09)	(2.28)	(2.37)	$10.24
Year Ended 9/30/24	12.20	0.09	2.44	—	2.53	(0.03)	(1.03)	(1.06)	13.67
Year Ended 9/30/23	14.01	0.05	2.20	—	2.25	—	(4.06)	(4.06)	12.20
Year Ended 9/30/22	31.43	(0.02)	(2.85)	—	(2.87)	—	(14.55)	(14.55)	14.01
Year Ended 9/30/21	26.44	0.07	10.46	0.01	10.54	(0.01)	(5.54)	(5.55)	31.43
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Class I
Six Months Ended 3/31/25 (Unaudited)	$16.24	0.01	(1.30)	—	(1.29)	(0.13)	(2.28)	(2.41)	$12.54
Year Ended 9/30/24	14.31	0.14	2.89	—	3.03	(0.07)	(1.03)	(1.10)	16.24
Year Ended 9/30/23	15.78	0.09	2.52	—	2.61	(0.02)	(4.06)	(4.08)	14.31
Year Ended 9/30/22	33.65	0.04	(3.27)	—	(3.23)	(0.09)	(14.55)	(14.64)	15.78
Year Ended 9/30/21	27.97	0.12	11.16	0.01	11.29	(0.07)	(5.54)	(5.61)	33.65
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Class R6
Six Months Ended 3/31/25 (Unaudited)	$16.34	—	(1.29)	—	(1.29)	(0.13)	(2.28)	(2.41)	$12.64
Year Ended 9/30/24	14.37	0.13	2.93	—	3.06	(0.06)	(1.03)	(1.09)	16.34
Year Ended 9/30/23	15.82	0.09	2.54	—	2.63	(0.02)	(4.06)	(4.08)	14.37
Year Ended 9/30/22	33.70	0.41	(3.66)	—	(3.25)	(0.08)	(14.55)	(14.63)	15.82
Year Ended 9/30/21	28.01	0.21	11.11	—	11.32	(0.09)	(5.54)	(5.63)	33.70
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

41

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(9.22	)%(c)	$ 7,284	1.10	%(d)	(0.19	)%(d)	1.64	%(d)	20%
Year Ended 9/30/24	21.75%		8,525	1.13	%(e)	0.68%		1.72%		37%
Year Ended 9/30/23	18.47%		7,705	1.15%		0.36%		1.69%		41%
Year Ended 9/30/22	(19.32)%		6,430	1.15%		(0.12)%		1.68%		29%
Year Ended 9/30/21	43.04%		7,692	1.15%		0.24%		1.52%		81	%(f)
Year Ended 9/30/20	(4.71)%		6,200	1.15%		0.40%		1.55%		40%
Class I
Six Months Ended 3/31/25 (Unaudited)	(9.16	)%(c)	$26,237	0.85	%(d)	0.08	%(d)	1.27	%(d)	20%
Year Ended 9/30/24	22.11%		32,759	0.89	%(e)	0.93%		1.32%		37%
Year Ended 9/30/23	18.75%		33,898	0.90%		0.62%		1.30%		41%
Year Ended 9/30/22	(19.12)%		31,510	0.90%		0.18%		1.28%		29%
Year Ended 9/30/21	43.46%		53,689	0.90%		0.38%		1.16%		81	%(f)
Year Ended 9/30/20	(4.49)%		68,845	0.90%		0.59%		1.18%		40%
Class R6
Six Months Ended 3/31/25 (Unaudited)	(9.13	)%(c)	$ 295	0.82	%(d)	0.05	%(d)	2.40	%(d)	20%
Year Ended 9/30/24	22.21%		289	0.85	%(e)	0.84%		3.16%		37%
Year Ended 9/30/23	18.74%		11	0.87%		0.63%		38.44%		41%
Year Ended 9/30/22	(19.10)%		8	0.83%		1.12%		1.44%		29%
Year Ended 9/30/21	43.52%		4,695	0.87%		0.61%		1.25%		81	%(f)
Year Ended 9/30/20	(4.46)%		52	0.87%		0.52%		10.94%		40%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

42

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.
(d)	Annualized.
(e)

Beginning July 1, 2024, the net operating expenses were contractually limited to 1.10%, 0.85% and 0.82% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2024.

(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

43

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$28.82	0.13	(1.69)	—	(1.56)	(0.46)	(2.18)	(2.64)	$24.62
Year Ended 9/30/24	25.16	0.36	5.72	—	6.08	(0.25)	(2.17)	(2.42)	28.82
Year Ended 9/30/23	25.96	0.30	2.78	—	3.08	(0.31)	(3.57)	(3.88)	25.16
Year Ended 9/30/22	31.99	0.29	(4.20)	—	(3.91)	(0.12)	(2.00)	(2.12)	25.96
Year Ended 9/30/21	21.34	0.20	12.02	—(b)	12.22	(0.20)	(1.37)	(1.57)	31.99
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Class I
Six Months Ended 3/31/25 (Unaudited)	$28.83	0.16	(1.69)	—	(1.53)	(0.53)	(2.18)	(2.71)	$24.59
Year Ended 9/30/24	25.16	0.42	5.73	—	6.15	(0.31)	(2.17)	(2.48)	28.83
Year Ended 9/30/23	25.98	0.36	2.77	—	3.13	(0.38)	(3.57)	(3.95)	25.16
Year Ended 9/30/22	32.01	0.37	(4.19)	—	(3.82)	(0.21)	(2.00)	(2.21)	25.98
Year Ended 9/30/21	21.35	0.29	12.00	—(b)	12.29	(0.26)	(1.37)	(1.63)	32.01
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

44

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(6.14	)%(c)	$ 2,251	1.32	%(d)	0.90	%(d)	1.63	%(d)	12%
Year Ended 9/30/24	25.04%		2,514	1.32%		1.36%		1.63%		22%
Year Ended 9/30/23	11.89%		2,471	1.32%		1.14%		1.62%		30%
Year Ended 9/30/22	(13.35)%		2,673	1.32%		0.93%		1.57%		26%
Year Ended 9/30/21	59.29%		3,420	1.32%		0.70%		1.62%		11%
Year Ended 9/30/20	(14.48)%		2,293	1.32%		0.60%		1.80%		20%
Class I
Six Months Ended 3/31/25 (Unaudited)	(6.05	)%(c)	$ 99,396	1.07	%(d)	1.15	%(d)	1.19	%(d)	12%
Year Ended 9/30/24	25.39%		113,395	1.07%		1.61%		1.19%		22%
Year Ended 9/30/23	12.12%		99,243	1.07%		1.39%		1.18%		30%
Year Ended 9/30/22	(13.11)%		96,748	1.07%		1.20%		1.18%		26%
Year Ended 9/30/21	59.69%		119,392	1.07%		1.00%		1.19%		11%
Year Ended 9/30/20	(14.29)%		92,886	1.07%		0.87%		1.27%		20%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

45

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$15.83	0.05	(1.47)	—	(1.42)	(0.12)	—	(0.12)	$14.29
Year Ended 9/30/24	13.29	0.15	2.54	—	2.69	(0.15)	—	(0.15)	15.83
Year Ended 9/30/23	12.27	0.15	1.49	—	1.64	(0.40)	(0.22)	(0.62)	13.29
Year Ended 9/30/22	13.96	0.06	(1.58)	—	(1.52)	(0.17)	—	(0.17)	12.27
Period Ended 9/30/21(b)	12.61	0.09	1.26	—	1.35	—	—	—	13.96
Class I
Six Months Ended 3/31/25 (Unaudited)	$15.75	0.07	(1.47)	—	(1.40)	(0.16)	—	(0.16)	$14.19
Year Ended 9/30/24	13.22	0.19	2.53	—	2.72	(0.19)	—	(0.19)	15.75
Year Ended 9/30/23	12.28	0.18	1.42	—	1.60	(0.44)	(0.22)	(0.66)	13.22
Year Ended 9/30/22	13.98	0.10	(1.59)	—	(1.49)	(0.21)	—	(0.21)	12.28
Year Ended 9/30/21	9.84	0.15	4.11	—	4.26	(0.12)	—	(0.12)	13.98
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c)	(2.24)	(0.16)	—	(0.16)	9.84
Class R6
Six Months Ended 3/31/25 (Unaudited)	$15.94	0.08	(1.50)	—	(1.42)	(0.16)	—	(0.16)	$14.36
Year Ended 9/30/24	13.38	0.19	2.56	—	2.75	(0.19)	—	(0.19)	15.94
Year Ended 9/30/23	12.38	0.19	1.50	—	1.69	(0.47)	(0.22)	(0.69)	13.38
Year Ended 9/30/22	14.07	0.22	(1.70)	—	(1.48)	(0.21)	—	(0.21)	12.38
Year Ended 9/30/21	9.90	0.16	4.14	—	4.30	(0.13)	—	(0.13)	14.07
Year Ended 9/30/20	12.31	0.16	(2.40)	—	(2.24)	(0.17)	—	(0.17)	9.90

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

(c)	Less than $0.01 or $(0.01) per share.

46

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/25 (Unaudited)	(9.05)%(c)	$ 12	1.10%(d)	0.68%(d)	26.75%(d)	25%
Year Ended 9/30/24	20.33%	13	1.10%	1.02%	33.10%	56%
Year Ended 9/30/23	13.68%	11	1.10%	1.12%	37.03%	55%
Year Ended 9/30/22	(11.07)%(e)	10	1.10%	0.43%	33.11%	83%
Period Ended 9/30/21(f)	10.71%(c)	11	1.10%(d)	1.01%(d)	37.36%(d)	61%
Class I
Six Months Ended 3/31/25 (Unaudited)	(9.00)%(c)	$27,845	0.85%(d)	0.93%(d)	1.38%(d)	25%
Year Ended 9/30/24	20.73%	31,531	0.85%	1.26%	1.66%	56%
Year Ended 9/30/23	13.37%	27,706	0.85%	1.38%	1.36%	55%
Year Ended 9/30/22	(10.85)%(e)	30,802	0.85%	0.70%	1.22%	83%
Year Ended 9/30/21	43.48%	77,582	0.85%	1.17%	1.09%	61%
Year Ended 9/30/20	(18.62)%	52,496	0.85%	1.34%	1.15%	77%
Class R6
Six Months Ended 3/31/25 (Unaudited)	(8.97)%(c)	$ 12	0.80%(d)	0.98%(d)	28.76%(d)	25%
Year Ended 9/30/24	20.67%	13	0.80%	1.31%	30.86%	56%
Year Ended 9/30/23	14.04%	11	0.80%	1.42%	34.70%	55%
Year Ended 9/30/22	(10.72)%(e)	9	0.76%	1.45%	1.27%	83%
Year Ended 9/30/21	43.64%	6,366	0.80%	1.21%	1.03%	61%
Year Ended 9/30/20	(18.56)%	4,423	0.80%	1.40%	1.07%	77%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

47

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	The Advisor reimbursed the Fund $862,113 for Losses from a trading policy error. The payment had an impact of 2.4% to the total return of each share class.

(f)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

48

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

49

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

50

NOTES TO FINANCIAL STATEMENTS

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

51

NOTES TO FINANCIAL STATEMENTS

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2025 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Assets:

Investments in Securities
SMID Cap Growth Fund	$150,480,522	(a)	$ —		$—		$150,480,522
Enterprise Fund	55,875,561	(a)	—		—		55,875,561
Small Cap Core Fund	33,607,219	(a)	—		—		33,607,219
Microcap Value Fund	100,479,657	(a)	1,165,828	(b)	—	(c)	101,645,485
Small Cap Value Fund	27,806,569	(a)	—		—		27,806,569

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

(b)	Represents securities in the Consumer Discretionary ($895,863), Financials ($187,165) and Consumer Staples ($82,800) sections of the Schedule of Portfolio Investments.

(c)	Includes securities fair valued at zero.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2025.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares

52

NOTES TO FINANCIAL STATEMENTS

purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2024	Purchases	Sales	Value March 31, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
SMID Cap Growth Fund	$3,868,926	$17,816,563	$(17,163,970)	$4,521,519	$62,951
Enterprise Fund	1,148,146	6,618,588	(7,159,955)	606,779	21,733
Small Cap Core Fund	538,429	6,351,033	(6,528,992)	360,470	13,757
Microcap Value Fund	2,572,022	8,375,480	(9,521,169)	1,426,333	44,543
Small Cap Value Fund	423,074	4,383,248	(4,459,035)	347,287	11,067

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

53

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.70%*
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

* Prior to July 1, 2024, the annual rate for Small Cap Core Fund was 0.85%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund*	1.10%	0.85%	0.82%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

* Prior to July 1, 2024, the annual rates under the expense limitation agreement were 1.15%,0.90% and 0.87% for Class A, Class I and Class R6, respectively, for Small Cap Core Fund.

This expense limitation agreement is in place until January 31, 2026, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

54

NOTES TO FINANCIAL STATEMENTS

At March 31, 2025, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22		FYE 9/30/23		FYE 9/30/24	FYE 9/30/25	Total
SMID Cap Growth Fund	$	N/A	$	N/A	$192,586	$137,967	$330,553
Enterprise Fund		N/A		N/A	66,800	68,165	134,965
Small Cap Core Fund		N/A		N/A	90,661	89,450	180,111
Microcap Value Fund		N/A		N/A	62,392	68,750	131,142
Small Cap Value Fund		75,916		168,114	244,188	86,493	574,711

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2025, the amount waived was $2,389, $839, $520, $1,714 and $452 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of March 31, 2025, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investments in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$149,427,264	32,010	0.3%
Small Cap Core Fund	$33,816,126	22,800	0.9%
Small Cap Value Fund	$27,869,271	1,672	0.1%

55

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2025.

For the period ended March 31, 2025, the Distributor received commissions of $8,122 front-end sales charges of Class A shares of the Funds, of which $4,892 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2025 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$19,445,898	$20,843,745
Enterprise Fund	10,666,485	14,847,825
Small Cap Core Fund	7,667,094	11,923,059
Microcap Value Fund	13,531,004	19,238,532
Small Cap Value Fund	7,767,796	8,457,849

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions were directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Funds and recorded as net realized gains from investment transactions in the financial statements.

56

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$817,268	$11,369,599	$1,543	$2,874
Distributions reinvested	376,193	428,649	99,380	18,645
Cost of shares redeemed	(2,964,304)	(3,673,101)	(12,823)	(52,097)

Change in Class A	$(1,770,843)	$8,125,147	$88,100	$(30,578)

Class I
Proceeds from shares issued	$16,464,646	$57,763,050	$135,498	$402,362
Distributions reinvested	1,633,316	2,108,984	7,944,327	1,675,898
Cost of shares redeemed	(15,658,296)	(36,418,956)	(3,767,332)	(5,359,814)

Change in Class I	$2,439,666	$23,453,078	$4,312,493	$(3,281,554)

Class R6
Proceeds from shares issued	$2,518,340	$6,103,665	$—	$—
Distributions reinvested	29,305	4,268	—	—
Cost of shares redeemed	(1,776,699)	(959,655)	—	—

Change in Class R6	$770,946	$5,148,278	$—	$—

Change in net assets resulting from capital transactions	$1,439,769	$36,726,503	$4,400,593	$(3,312,132)

SHARE TRANSACTIONS:
Class A
Issued	63,514	955,741	101	183
Reinvested	29,786	36,203	7,028	1,238
Redeemed	(233,594)	(299,344)	(909)	(3,742)

Change in Class A	(140,294)	692,600	6,220	(2,321)

Class I
Issued	1,035,686	3,753,804	7,434	22,805
Reinvested	101,259	140,318	508,926	102,064
Redeemed	(969,394)	(2,334,637)	(235,938)	(314,865)

Change in Class I	167,551	1,559,485	280,422	(189,996)

Class R6
Issued	155,788	391,253	—	—
Reinvested	1,805	283	—	—
Redeemed	(105,859)	(61,007)	—	—

Change in Class R6	51,734	330,529	—	—

Change in shares resulting from capital transactions	78,991	2,582,614	286,642	(192,317)

57

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,802,012	$3,185,447	$91,179	$123,535
Distributions reinvested	1,438,302	678,359	219,955	225,849
Cost of shares redeemed	(2,300,842)	(4,021,064)	(188,274)	(638,325)

Change in Class A	$939,472	$(157,258)	$122,860	$(288,941)

Class I
Proceeds from shares issued	$305,838	$854,362	$2,476,098	$4,010,476
Distributions reinvested	4,606,599	2,353,335	9,559,952	8,715,810
Cost of shares redeemed	(4,036,203)	(8,556,636)	(9,322,880)	(12,970,125)

Change in Class I	$876,234	$(5,348,939)	$2,713,170	$(243,839)

Class R6
Proceeds from shares issued	$36,449	$252,335	$—	$—
Distributions reinvested	42,697	909	—	—
Cost of shares redeemed	(76)	(12)	—	—

Change in Class R6	$79,070	$253,232	$—	$—

Change in net assets resulting from capital transactions	$1,894,776	$(5,252,965)	$2,836,030	$(532,780)

SHARE TRANSACTIONS:
Class A
Issued	137,098	240,959	3,168	4,559
Reinvested	128,996	55,286	8,229	8,568
Redeemed	(178,004)	(304,483)	(7,177)	(24,166)

Change in Class A	88,090	(8,238)	4,220	(11,039)

Class I
Issued	20,133	55,015	89,418	150,477
Reinvested	337,479	161,853	358,319	331,148
Redeemed	(282,489)	(568,796)	(339,280)	(492,506)

Change in Class I	75,123	(351,928)	108,457	(10,881)

Class R6
Issued	2,543	16,907	—	—
Reinvested	3,103	62	—	—
Redeemed	(5)	(1)	—	—

Change in Class R6	5,641	16,968	—	—

Change in shares resulting from capital transactions	168,854	(343,198)	112,677	(21,920)

58

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$99	$125

Change in Class A	$99	$125

Class I
Proceeds from shares issued	$1,995,067	$2,399,213
Distributions reinvested	111,516	129,976
Cost of shares redeemed	(2,657,913)	(3,692,977)

Change in Class I	$(551,330)	$(1,163,788)

Class R6
Proceeds from shares issued	$11	$—
Distributions reinvested	133	151
Cost of shares redeemed	(1)	—

Change in Class R6	$143	$151

Change in net assets resulting from capital transactions	$(551,088)	$(1,163,512)

SHARE TRANSACTIONS:
Class A
Reinvested	6	9

Change in Class A	6	9

Class I
Issued	128,461	159,418
Reinvested	7,251	8,976
Redeemed	(175,810)	(261,334)

Change in Class I	(40,098)	(92,940)

Class R6
Issued	1	—
Reinvested	8	10

Change in Class R6	9	10

Change in shares resulting from capital transactions	(40,083)	(92,921)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

59

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$133,451,995	$29,641,517	$(12,612,990)	$17,028,527
Enterprise Fund	43,542,847	16,149,653	(3,816,939)	12,332,714
Small Cap Core Fund	24,600,353	10,672,375	(1,665,509)	9,006,866
Microcap Value Fund	83,461,459	32,637,152	(14,453,126)	18,184,026
Small Cap Value Fund	28,004,843	2,068,149	(2,266,423)	(198,274)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,793,502	$2,793,502	$2,793,502
Enterprise Fund	756,755	1,043,600	1,800,355	1,800,355
Small Cap Core Fund	193,644	2,913,148	3,106,792	3,106,792
Microcap Value Fund	1,230,454	8,592,858	9,823,312	9,823,312
Small Cap Value Fund	383,742	—	383,742	383,742

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2025.

As of September 30, 2024, the Small Cap Value Fund had long-term capital loss carryforwards of $2,654,301.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $230,614 which will be treated as arising on the first business day of the fiscal year ending September 30, 2025.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

60

NOTES TO FINANCIAL STATEMENTS

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2025, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2025.There were no borrowings made by the Funds under the line of credit during the period ended March 31, 2025.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	70.2%
Enterprise Fund	1	11.4%
Small Cap Core Fund	2	29.0%
Microcap Value Fund	1	21.3%
Small Cap Value Fund	2	31.1%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that

61

NOTES TO FINANCIAL STATEMENTS

cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2025, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

62

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EQ SAR 03-25

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended March 31, 2025 RBC BlueBay U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund

March 31, 2025 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 39.0%
Fannie Mae — 2.3%
$48,000,000	(SOFR RATE + 0.120%), 4.46%, 7/29/26(a)	$48,000,000
124,000,000	(SOFR RATE + 0.135%), 4.48%, 8/21/26(a)	124,000,000
68,000,000	(SOFR RATE + 0.140%), 4.48%, 9/11/26(a)	68,000,000
33,000,000	(SOFR RATE + 0.140%), 4.48%, 12/11/26(a)	33,000,000

		273,000,000

Federal Farm Credit — 9.6%
20,000,000	(SOFR RATE + 0.080%), 4.42%, 3/11/27(a)	20,000,000
75,000,000	(SOFR RATE + 0.120%), 4.46%, 5/1/25(a)	75,000,000
50,000,000	(SOFR RATE + 0.130%), 4.47%, 4/10/25(a)	49,999,874
50,000,000	(SOFR RATE + 0.140%), 4.48%, 4/25/25(a)	49,998,659
100,000,000	(SOFR RATE + 0.135%), 4.48%, 8/19/26(a)	100,000,000
37,000,000	(SOFR RATE + 0.140%), 4.48%, 9/3/26(a)	37,000,000
30,000,000	(SOFR RATE + 0.140%), 4.48%, 9/4/26(a)	30,000,000
10,000,000	(SOFR RATE + 0.140%), 4.48%, 9/9/26(a)	10,000,000
40,000,000	(SOFR RATE + 0.140%), 4.48%, 9/25/26(a)	40,000,000
60,000,000	(SOFR RATE + 0.140%), 4.48%, 12/30/26(a)	60,000,000
32,000,000	(SOFR RATE + 0.150%), 4.49%, 5/27/25(a)	32,000,000
100,000,000	(SOFR RATE + 0.150%), 4.49%, 7/11/25(a)	100,000,000
70,000,000	(SOFR RATE + 0.155%), 4.50%, 5/2/25(a)	70,000,000
75,000,000	(SOFR RATE + 0.160%), 4.50%, 7/7/25(a)	75,000,000
45,000,000	(SOFR RATE + 0.155%), 4.50%, 8/28/25(a)	45,000,000
100,000,000	(SOFR RATE + 0.155%), 4.50%, 9/5/25(a)	100,000,000
40,000,000	(SOFR RATE + 0.155%), 4.50%, 9/15/25(a)	39,999,107
90,000,000	(SOFR RATE + 0.155%), 4.50%, 9/25/25(a)	90,000,000
30,000,000	(SOFR RATE + 0.160%), 4.50%, 10/6/25(a)	30,000,000
25,000,000	(SOFR RATE + 0.160%), 4.50%, 10/17/25(a)	25,000,000
15,000,000	(SOFR RATE + 0.160%), 4.50%, 10/27/25(a)	15,000,000
25,000,000	(SOFR RATE + 0.160%), 4.50%, 11/3/25(a)	25,000,000
40,000,000	(SOFR RATE + 0.180%), 4.52%, 4/28/25(a)	40,001,141
30,000,000	(SOFR RATE + 0.195%), 4.54%, 6/2/25(a)	30,000,000
10,000,000	(SOFR RATE + 0.270%), 4.61%, 11/24/26(a)	10,018,506

		1,199,017,287

Federal Home Loan Bank Discount Notes — 11.0%
350,000,000	4.26%, 4/11/25(b)	349,589,728
66,000,000	4.26%, 5/9/25(b)	65,707,400
35,000,000	4.26%, 5/16/25(b)	34,816,250
25,000,000	4.26%, 7/11/25(b)	24,707,170
300,000,000	4.26%, 7/15/25(b)	296,354,167
200,000,000	4.27%, 4/16/25(b)	199,648,333
112,500,000	4.27%, 5/14/25(b)	111,934,281
112,000,000	4.27%, 5/21/25(b)	111,345,111
176,000,000	4.30%, 4/23/25(b)	175,544,072

		1,369,646,512

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
Federal Home Loan Banks — 10.8%
$100,000,000	(SOFR RATE + 0.080%), 4.42%, 3/5/27(a)	$100,000,000
125,000,000	(SOFR RATE + 0.025%), 4.44%, 2/17/26(a)	125,000,000
75,000,000	(SOFR RATE + 0.120%), 4.46%, 5/1/25(a)	75,000,000
50,000,000	(SOFR RATE + 0.130%), 4.47%, 2/13/26(a)	50,000,000
100,000,000	(SOFR RATE + 0.055%), 4.47%, 12/18/26(a)	100,000,000
75,000,000	(SOFR RATE + 0.140%), 4.48%, 5/19/25(a)	75,000,000
100,000,000	(SOFR RATE + 0.135%), 4.48%, 1/6/27(a)	100,144,240
200,000,000	(SOFR RATE + 0.145%), 4.49%, 9/25/26(a)	200,000,000
75,000,000	(SOFR RATE + 0.160%), 4.50%, 7/10/25(a)	75,000,000
100,000,000	(SOFR RATE + 0.155%), 4.50%, 8/22/25(a)	100,000,000
100,000,000	(SOFR RATE + 0.155%), 4.50%, 8/22/25(a)	100,000,000
100,000,000	(SOFR RATE + 0.155%), 4.50%, 9/29/25(a)	100,000,000
50,000,000	(SOFR RATE + 0.160%), 4.50%, 10/20/25(a)	50,000,000
50,000,000	(SOFR RATE + 0.160%), 4.50%, 10/20/25(a)	50,000,000
55,000,000	(SOFR RATE + 0.170%), 4.53%, 4/1/25(a)	55,000,000

		1,355,144,240

Freddie Mac — 0.5%
63,000,000	(SOFR RATE + 0.140%), 4.48%, 9/4/26(a)	63,000,000

U.S. International Development Finance Corp. — 4.8%
6,566,439	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	6,566,439
3,900,002	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	3,900,002
3,375,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	3,375,001
2,430,002	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	2,430,002
2,085,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	2,085,001
1,980,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	1,980,001
1,500,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/20/27(a)	1,500,001
7,053,570	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 9/20/27(a)	7,053,570
3,939,394	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/15/28(a)	3,939,394
2,627,576	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/15/28(a)	2,627,576
41,031,249	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 9/20/32(a)	41,031,249
7,922,470	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/15/34(a)	7,922,470
5,353,361	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 6/15/34(a)	5,353,361
22,712,200	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	22,712,200
21,738,820	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	21,738,820
12,167,250	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	12,167,250
11,964,463	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	11,964,463
8,513,019	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	8,513,019
5,535,904	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a)	5,535,904
3,650,175	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(a),(b)	3,650,175
1,274,240	(US Treasury Bill Yield 3-Month + 0.000%), 4.52%, 1/20/35(a)	1,274,240
13,453,695	(US Treasury Bill Yield 3-Month + 0.000%), 4.52%, 11/20/37(a)	13,453,695
5,252,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.54%, 5/15/30(a)	5,252,000
5,833,334	(US Treasury Bill Yield 3-Month + 0.000%), 4.54%, 10/15/32(a)	5,833,334
3,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 4.54%, 11/15/33(a)	3,333,333
7,115,438	(US Treasury Bill Yield 3-Month + 0.000%), 4.54%, 6/15/34(a)	7,115,438

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 6/15/25(a)	$500,000
1,503,158	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 9/15/25(a)	1,503,158
7,150,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/17/26(b)	7,215,956
4,300,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/17/26(b)	4,339,666
3,960,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 9/15/26(a)	3,960,000
2,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 9/15/26(a)	2,500,000
2,126,923	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 12/15/26(a)	2,126,923
11,666,665	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/27(a)	11,666,665
23,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 6/20/28(a)	23,700,000
5,625,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 11/15/28(a)	5,625,000
8,910,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 8/15/29(a)	8,910,000
4,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 8/15/29(a)	4,500,000
31,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 3/15/30(a)	31,500,000
8,305,556	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 10/15/30(a)	8,305,556
2,648,826	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 12/15/33(a)	2,648,826
19,113,600	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	19,113,600
15,211,240	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	15,211,240
14,813,040	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	14,813,040
14,335,200	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	14,335,200
11,149,600	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	11,149,582
6,689,760	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	6,689,760
6,291,560	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	6,291,560
3,982,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/20/35(a)	3,982,000
20,182,500	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	20,182,500
16,791,840	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	16,791,840
16,630,380	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	16,630,380
12,513,150	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	12,513,150
12,270,960	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	12,270,960
7,588,620	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	7,588,620
7,023,510	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	7,023,510
6,619,860	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	6,619,860
5,893,290	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	5,893,290
4,036,500	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 4/20/35(a)	4,036,500
4,764,800	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 3/30/37(a)	4,764,800
11,735,849	(US Treasury Bill Yield 3-Month + 0.000%), 4.57%, 1/15/30(a)	11,735,849
8,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.59%, 1/24/26(b)	8,571,617
2,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.78%, 11/26/25(b)	2,744,645
13,600,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.42%, 7/17/25(a),(b)	14,121,033

		574,384,224

Total U.S. Government Agency Obligations		4,834,192,263

(Cost $4,834,192,263)

U.S. Treasury Obligations — 16.9%
U.S. Treasury Bills — 13.9%
100,000,000	U.S. Treasury Bill- When Issued, 4.23%, 7/1/25(c)	98,944,400

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$150,000,000	U.S. Treasury Bill- When Issued, 4.26%, 6/12/25(c)	$148,748,400
150,000,000	U.S. Treasury Bill- When Issued, 4.26%, 6/5/25(c)	148,868,729
282,500,000	U.S. Treasury Bill- When Issued, 4.27%, 5/20/25(c)	280,881,197
275,000,000	U.S. Treasury Bill- When Issued, 4.28%, 4/22/25(c)	274,323,523
150,000,000	U.S. Treasury Bill- When Issued, 4.30%, 4/15/25(c)	149,752,667
300,000,000	U.S. Treasury Bill- When Issued, 4.32%, 4/10/25(c)	299,680,438
200,000,000	U.S. Treasury Bill- When Issued, 4.34%, 4/8/25(c)	199,833,458
125,000,000	U.S. Treasury Bill- When Issued, 4.40%, 4/17/25(c)	124,760,500

		1,725,793,312

U.S. Treasury Floating Rate Notes — 0.6%
75,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.125%), 4.38%, 7/31/25(a)	74,991,089

U.S. Treasury Notes — 2.4%
100,000,000	0.25%, 10/31/25	97,785,651
100,000,000	3.75%, 4/15/26	99,703,125
100,000,000	4.63%, 2/28/26	100,409,237

		297,898,013

Total U.S. Treasury Obligations		2,098,682,414

(Cost $2,098,682,414)

Repurchase Agreements — 44.7%
500,000,000	Bank of America, National Association, dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $500,060,556 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/25 to 9/1/61 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $807,572,632 and $510,000,001, respectively)	500,000,000
155,000,000	Bank of America, National Association, dated 3/31/25; due 4/1/25 at 4.35% with maturity value of $155,018,729 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/27 to 5/15/41 at rates ranging from 2.25% to 3.13%, aggregate original par and fair value of $168,249,200 and $158,100,028, respectively)	155,000,000
50,000,000	Bank of America, National Association, dated 3/31/25; due 4/1/25 at 4.30% with maturity value of $50,005,972 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/31 to 5/15/37 at a rate 0.00%, aggregate original par and fair value of $67,772,570 and $51,000,001, respectively)	50,000,000

	Total Value of Bank of America, National Association, (collateral value of $ 719,100,030)	705,000,000

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$250,000,000	Bank of Montreal, dated 3/31/25; due 4/1/25 at 4.26% with maturity value of $250,029,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/30 to 5/15/32 at rates ranging from 2.88% to 4.25%, aggregate original par and fair value of $262,757,800 and $255,000,008, respectively)	$250,000,000
200,000,000	Bank of Montreal, dated 3/31/25; due 4/1/25 at 4.34% with maturity value of $200,024,111 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 4/15/38 to 8/15/67 at rates ranging from 2.50% to 8.00%, aggregate original par and fair value of $210,701,963 and $204,000,001, respectively)	200,000,000

	Total Value of Bank of Montreal, (collateral value of $ 459,000,009)	450,000,000

300,000,000	BNP Paribas Securities Corp., dated 3/31/25; due 4/1/25 at 4.35% with maturity value of $300,036,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/33 to 4/1/55 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $528,926,639 and $306,000,000, respectively)	300,000,000
150,000,000	BNP Paribas Securities Corp., dated 3/31/25; due 4/1/25 at 4.39% with maturity value of $150,018,292 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 7/31/27 to 3/1/55 at rates ranging from 0.38% to 7.00%, aggregate original par and fair value of $198,765,111 and $153,000,000, respectively)	150,000,000
100,000,000	BNP Paribas Securities Corp., dated 3/31/25; due 4/1/25 at 4.38% with maturity value of $100,012,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/31/26 to 2/15/42 at rates ranging from 0.00% to 3.88%, aggregate original par and fair value of $111,733,362 and $102,000,081, respectively)	100,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 561,000,081)	550,000,000

350,000,000	Citigroup Global Markets, Inc., dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $350,042,389 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 2/10/27 to 11/17/36 at rates ranging from 0.00% to 7.25%, aggregate original par and fair value of $366,944,000 and $357,000,101, respectively)	350,000,000
200,000,000	Citigroup Global Markets, Inc., dated 3/31/25; due 4/1/25 at 4.33% with maturity value of $200,168,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/25 to 4/30/29 at rates ranging from 0.13% to 5.00%, aggregate original par and fair value of $167,476,900 and $204,000,070, respectively)	200,000,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value
$ 200,000,000	Citigroup Global Markets, Inc., dated 3/31/25; due 4/14/25 at 4.36% with maturity value of $202,276,889 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/25 to 4/30/29 at rates ranging from 0.13% to 5.00%, aggregate original par and fair value of $167,476,900 and $204,000,070, respectively)	$200,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $100,012,111 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/25 to 4/30/29 at rates ranging from 0.13% to 5.00%, aggregate original par and fair value of $83,746,700 and $102,000,064, respectively)	100,000,000
75,000,000	Citigroup Global Markets, Inc., dated 3/31/25; due 4/1/25 at 4.30% with maturity value of $75,008,958 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/26 to 2/28/30 at rates ranging from 1.88% to 4.00%, aggregate original par and fair value of $76,183,600 and $76,500,020, respectively)	75,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 943,500,325)	925,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/25; due 4/1/25 at 4.32% with maturity value of $200,024,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/1/50 to 1/1/55 at rates ranging from 2.50% to 5.50%, aggregate original par and fair value of $235,933,592 and $204,000,001, respectively)	200,000,000
150,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $150,018,167 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/52 to 11/1/54 at rates ranging from 5.00% to 5.50%, aggregate original par and fair value of $179,944,450 and $153,000,001, respectively)	150,000,000
110,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $110,013,322 (fully collateralized by Freddie Mac security with maturity date of 8/1/54 at a rate 6.00%, original par and fair value of $114,439,501 and $112,200,001, respectively)	110,000,000
30,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/25; due 4/1/25 at 4.35% with maturity value of $30,003,625 (fully collateralized by U.S. Treasury security with maturity date of 5/15/32 at a rate 2.88%, original par and fair value of $32,767,500 and $30,600,032, respectively)	30,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 499,800,034)	490,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$200,000,000	Deutsche Bank Securities, Inc., dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $200,024,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/40 to 2/15/43 at rates ranging from 3.13% to 4.25%, aggregate original par and fair value of $244,803,600 and $204,000,056, respectively)	$200,000,000

	Total Value of Deutsche Bank Securities, Inc., (collateral value of $ 204,000,056)	200,000,000

525,000,000	Federal Reserve, dated 3/31/25; due 4/1/25 at 4.25% with maturity value of $525,061,979 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/27 to 2/15/42 at rates ranging from 1.25% to 3.13%, aggregate original par and fair value of $606,275,000 and $525,061,984, respectively)	525,000,000

	Total Value of Federal Reserve, (collateral value of $ 525,061,984)	525,000,000

200,000,000	Fixed Income Clearing Corporation, dated 3/31/25; due 4/1/25 at 4.38% with maturity value of $200,024,333 (fully collateralized by U.S. Treasury security with maturity date of 02/15/43 at a rate 3.88%, original par and fair value of $223,145,500 and 204,000,183, respectively)	200,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 204,000,183)	200,000,000

350,000,000	Goldman Sachs & Co. LLC, dated 3/31/25; due 4/1/25 at 4.34% with maturity value of $350,042,194 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 1/20/55 to 10/15/57 at rates ranging from 4.48% to 5.50%, aggregate original par and fair value of $356,339,311 and $357,000,001, respectively)	350,000,000
200,000,000	Goldman Sachs & Co. LLC, dated 3/31/25; due 4/1/25 at 4.32% with maturity value of $200,168,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/28 to 4/1/55 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $639,433,903 and $204,000,001, respectively)	200,000,000

	Total Value of Goldman Sachs & Co. LLC, (collateral value of $ 561,000,002)	550,000,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount		Value

$150,000,000	National Australia Bank, dated 3/31/25; due 4/1/25 at 4.34% with maturity value of $150,410,502 (fully collateralized by U.S. Treasury security with maturity date of 8/15/27 at a rate 2.25%, original par and fair value of $150,000,000 and 153,010,176, respectively)	$150,000,000

	Total Value of National Australia Bank, (collateral value of $ 153,010,176)	150,000,000

200,000,000	TD Securities (USA), dated 3/31/25; due 4/1/25 at 4.33% with maturity value of $200,168,389 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/52 to 2/1/55 at rates ranging from 2.00% to 6.00%, aggregate original par and fair value of $246,969,265 and $204,000,001, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,001)	200,000,000

300,000,000	Wells Fargo Securities LLC, dated 3/31/25; due 4/1/25 at 4.36% with maturity value of $300,036,333 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 12/20/33 to 2/20/55 at rates ranging from 2.50% to 7.50%, aggregate original par and fair value of $538,573,993 and $306,000,000, respectively)	300,000,000
200,000,000	Wells Fargo Securities LLC, dated 3/31/25; due 5/22/25 at 4.37% with maturity value of $202,087,889 (fully collateralized by Fannie Mae, Federal Home Loan Bank and Freddie Mac securities with maturity dates ranging from 9/4/25 to 7/15/36 at rates ranging from 0.00% to 5.50%, aggregate original par and fair value of $232,581,000 and $204,000,643, respectively)	200,000,000
100,000,000	Wells Fargo Securities LLC, dated 3/31/25; due 6/3/25 at 4.36% with maturity value of $101,114,222 (fully collateralized by Fannie Mae, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 5/14/25 to 11/5/27 at rates ranging from 0.00% to 4.62%, aggregate original par and fair value of $102,643,000 and $102,000,654, respectively)	100,000,000

	Total Value of Wells Fargo Securities LLC, (collateral value of $ 612,001,297)	600,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2025 (Unaudited)

Principal Amount	Value

Total Repurchase Agreements	5,545,000,000

(Cost $5,545,000,000)

Total Investments	$12,477,874,677
(Cost $12,477,874,677)(d) — 100.6%

Liabilities in excess of other assets — (0.6)%	(68,555,997)

NET ASSETS — 100.0%	$12,409,318,680

(a)	Floating rate note. Rate shown is as of report date.

(b)	The rate represents effective yield at the time of purchase.

(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2025 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund

Assets:
Investments, at value (cost $6,932,874,677)	$6,932,874,677
Repurchase agreements, at value (cost $5,545,000,000)	5,545,000,000
Cash	22,572,289
Interest and dividend receivable	25,295,777
Receivable from advisor	6
Prepaid expenses and other assets	156,030

Total Assets	12,525,898,779

Liabilities:
Professional fees payable	4,467
Distributions payable	12,919,216
Payable for investments purchased	101,433,894
Accrued expenses and other payables:
Investment advisory fees	1,011,222
Accounting fees	181,333
Audit fees	38,705
Distribution fees	749,672
Custodian fees	9,957
Shareholder reports	110,383
Transfer agent fees	21,644
Other	99,606

Total Liabilities	116,580,099

Net Assets	$12,409,318,680

Net Assets Consists of:
Capital	$12,410,138,807
Accumulated earnings	(820,127)

Net Assets	$12,409,318,680

10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2025 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund

Net Assets
Class A	$168,643,873
Institutional Class 1	7,987,111,029
Institutional Class 2	3,866,664,714
Investor Class	386,899,064

Total	$12,409,318,680

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	168,643,843
Institutional Class 1	7,987,749,059
Institutional Class 2	3,866,805,325
Investor Class	386,962,223

Total	12,410,160,450

Net Asset Values and Redemption Prices Per Share:
Class A	$1.00

Institutional Class 1	$1.00

Institutional Class 2	$1.00

Investor Class	$1.00

See Notes to the Financial Statements.

11

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)
RBC BlueBay U.S. Government Money Market Fund

Investment Income:
Interest income	$325,818,193

Expenses:
Investment advisory fees	7,133,989
Distribution fees–Class A	14,764
Distribution fees–Institutional Class 2	2,734,195
Distribution fees–Investor Class	1,965,616
Accounting fees	419,038
Audit fees	23,980
Custodian fees	120,437
Insurance fees	15,830
Legal fees	250,673
Registrations and filing fees	68,914
Shareholder reports	229,736
Transfer agent fees–Class A	2,519
Transfer agent fees–Institutional Class 1	103,510
Transfer agent fees–Institutional Class 2	4,112
Transfer agent fees–Investor Class	2,887
Trustees’ fees and expenses	338,561
Tax expense	2,331
Other fees	139,797

Total expenses before fee waiver/reimbursement	13,570,889
Expenses waived/reimbursed by:
Distributor - Class Specific	(243,264)

Net expenses	13,327,625

Net Investment Income	312,490,568

Realized/Unrealized Gains/(Losses):

Net realized losses from investment transactions	(17,100)

Change in net assets resulting from operations	$312,473,468

See Notes to the Financial Statements.

12

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$312,490,568	$781,087,445
Net realized losses from investments	(17,100)	(2)

Change in net assets resulting from operations	312,473,468	781,087,443

Distributions to Shareholders:
Class A	(617,528)	(205,672)
Institutional Class 1	(226,917,872)	(583,896,522)
Institutional Class 2	(78,380,574)	(175,537,030)
Investor Class	(7,044,827)	(22,202,345)

Change in net assets resulting from shareholder distributions	(312,960,801)	(781,841,569)

Capital Transactions: (Note 5)
Proceeds from shares issued	56,912,713,673	144,323,802,984
Distributions reinvested	206,749,342	513,793,819
Cost of shares redeemed	(60,189,967,155)	(142,708,431,666)

Change in net assets resulting from capital transactions	(3,070,504,140)	2,129,165,137

Net increase/(decrease) in net assets	(3,070,991,473)	2,128,411,011

Net Assets:
Beginning of period	15,480,310,153	13,351,899,142

End of period	$12,409,318,680	$15,480,310,153

Share Transactions:
Issued	56,912,713,673	144,323,802,984
Reinvested	206,749,342	513,793,819
Redeemed	(60,189,967,155)	(142,708,431,666)

Change in shares resulting from capital transactions	(3,070,504,140)	2,129,165,137

See Notes to the Financial Statements.

13

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/25 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Period Ended 9/30/23(c)	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Institutional Class 1
Six Months Ended 3/31/25 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.05	(0.01)(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Institutional Class 2
Six Months Ended 3/31/25 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Investor Class
Six Months Ended 3/31/25 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/24	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/23	1.00	0.03	0.01(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	—	—	—(b)	—(b)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

14

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Class A
Six Months Ended 3/31/25 (Unaudited)	2.18%(a)	$ 169	0.25%(b)	4.19%(b)	0.25%(b)
Year Ended 9/30/24	5.26%	8	0.25%(c)	5.06%	0.34%
Period Ended 9/30/23(d)	1.58%(a)	—	0.25%(b)(c)	4.94%	5.53%
Institutional Class 1
Six Months Ended 3/31/25 (Unaudited)	2.25%(a)	$ 7,987	0.12%(b)	4.44%(b)	0.12%(b)
Year Ended 9/30/24	5.39%	11,701	0.14%	5.25%	0.14%
Year Ended 9/30/23	4.54%	8,244	0.13%(e)	4.74%	0.17%
Year Ended 9/30/22	0.60%	2,724	0.07%(e)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(e)	0.02%	0.17%
Year Ended 9/30/20	0.83%	10,821	0.16%(e)	0.43%	0.17%
Institutional Class 2
Six Months Ended 3/31/25 (Unaudited)	2.17%(a)	$ 3,867	0.27%(b)	4.29%(b)	0.27%(b)
Year Ended 9/30/24	5.24%	3,383	0.27%	5.12%	0.27%
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(f)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(f)	0.02%	0.27%
Year Ended 9/30/20	0.71%	3,358	0.26%(f)	0.62%	0.27%
Investor Class
Six Months Ended 3/31/25 (Unaudited)	1.80%(a)	$ 387	1.00%(b)	3.58%(b)	1.12%(b)
Year Ended 9/30/24	4.49%	389	1.00%	4.40%	1.12%
Year Ended 9/30/23	3.64%	1,403	1.00%	3.38%	1.13%
Year Ended 9/30/22	0.25%	3,012	0.36%(g)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(g)	0.02%	1.12%
Year Ended 9/30/20	0.34%	2,394	0.54%(g)	0.25%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Not annualized.

15

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)	Annualized.

(c)

During the periods ended September 30, 2024 and September 30, 2023, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.01% and 5.19%, if such voluntary waivers were excluded for the period ended September 30, 2024 and for the period ended September 30, 2023. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(d)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

(e)

During the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.03%, 0.09%, 0.08% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(f)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11%, 0.18% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(g)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.65%, 0.92% and 0.46%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

16

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC BlueBay U.S. Government Money Market Fund (“Fund”).

The Fund offers four share classes: Class A, Institutional Class 1, Institutional Class 2 and Investor Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates

17

NOTES TO FINANCIAL STATEMENTS

the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

18

NOTES TO FINANCIAL STATEMENTS

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2025 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
RBC BlueBay U.S. Government
Money Market Fund	$—	12,477,874,677	$—	12,477,874,677

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

19

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2025, the Fund held when-issued securities and details are included in the Schedules of Portfolio Investments.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
RBC BlueBay U.S. Government Money Market Fund	0.10%

Institutional Class 1 of the Fund may pay an annual shareholder services administration fee of up to 0.05% of the average daily net assets attributable to Institutional Class 1 shares that is used to reimburse or compensate a servicing agent (or pay the Advisor, which the Advisor will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

20

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for Institutional Class 1 until January 31, 2026. During the period ended March 31, 2025, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2025, owns 55,792,529 shares of the Fund, representing 0.4% of total Fund net assets.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to Class A, Institutional Class 2 and Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	Class A	Institutional Class 2	Investor Class
12b-1 Plan Fee	0.10%	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
Class A	0.25%
Institutional Class 2	0.30%
Investor Class	1.00%

21

NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until January 31, 2026. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2025, the amount subject to possible recoupment under the expense limitation agreement is $488,488.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2025, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
Investor Class	$244,485

During the six months ended March 31, 2025, the Distributor voluntarily waived fees or reimbursed expenses for Class A in the amount of $1,221.

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

22

NOTES TO FINANCIAL STATEMENTS

Transactions for the period were as follows:

	RBC BlueBay U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2025	For the Year Ended
	(Unaudited)	September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$174,810,796	$12,533,021
Distributions reinvested	617,777	205,620
Cost of shares redeemed	(14,369,616)	(5,561,821)

Change in Class A	$161,058,957	$7,176,820

Institutional Class 1
Proceeds from shares issued	$52,790,365,779	$136,638,198,300
Distributions reinvested	120,706,184	317,329,653
Cost of shares redeemed	(56,624,374,456)	(133,497,752,696)

Change in Institutional Class 1	$(3,713,302,493)	$3,457,775,257

Institutional Class 2
Proceeds from shares issued	$3,693,970,061	$6,884,015,012
Distributions reinvested	78,380,553	174,218,234
Cost of shares redeemed	(3,289,023,088)	(7,379,966,875)

Change in Institutional Class 2	$483,327,526	$(321,733,629)

Investor Class
Proceeds from shares issued	$253,567,037	$789,056,651
Distributions reinvested	7,044,828	22,040,312
Cost of shares redeemed	(262,199,995)	(1,825,150,274)

Change in Investor Class	$(1,588,130)	$(1,014,053,311)

Change in net assets resulting from capital transactions	$(3,070,504,140)	$2,129,165,137

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay U.S. Government Money Market Fund	$777,521,041	$357,739	$777,878,780	$777,878,780

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2025.

As of September 30, 2024, the Fund had a short-term capital loss carryforward of $2, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2024.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2025 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, affiliated broker-dealer omnibus accounts owned 37.4% and an unaffiliated broker-dealer omnibus account owned 14.4% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the

24

NOTES TO FINANCIAL STATEMENTS

performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-MM SAR 03-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date June 2, 2025

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date June 2, 2025

* Print the name and title of each signing officer under his or her signature.